UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS
(Exact name of registrant as specified in charter)

55 Broadway
New York, NY 10006
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: MARCH 31, 2013

Item 1. Reports to Stockholders

                        The semi-annual report to stockholders follows

First Investors

SEMI-ANNUAL REPORT

INCOME FUNDS

- Cash Management
- Government
- Investment Grade
- International Opportunities Bond
- Fund For Income

EQUITY FUNDS

March 31, 2013

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 55 Broadway, New York, NY 10006, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Cash Management Fund seeks to preserve a net asset value at $1.00 per share, it is possible to lose money by investing in it, just as it is possible to lose money by investing in any of the other Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about its Trustees.

Market Overview
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

Dear Investor:

During the six-month reporting period ending March 31, 2013, the U.S. economy continued to improve at a slow but steady pace, with positive readings on housing, manufacturing and unemployment. In particular, growth accelerated from an anemic 0.4% in the fourth quarter of 2012 to 2.5% in the first quarter of 2013, as the unemployment rate fell to a four-year low of 7.5%.

Inflation remained subdued as the Consumer Price Index – excluding the volatile food and energy components – remained under 2%. While concerns about November’s presidential election quickly turned into worries over the impact of the “fiscal cliff,” the crisis was averted when President Obama and the Congress struck a deal on New Year’s Day. Lastly, the financial markets were underpinned by the Federal Reserve’s (“the Fed’s”) continuation of its very accommodative monetary policy.

Bond Markets

The low interest rate environment continued during the review period, as benchmark U.S. Treasury yields moved in a relatively narrow range. Yields reached their lows in mid-November due to concerns over the fiscal cliff. After the fiscal cliff was avoided, yields gradually moved to 11-month highs in March in response to stronger-than-expected economic data, only to retrace much of the move because of concern over the bailout of Cyprus. The ten-year Treasury note yield ended the review period at 1.85%, up from 1.63%. The two-year Treasury note yield, which is anchored by the Fed’s commitment to keep short-term rates very low, moved from 0.23% to 0.24%.

The broad bond market gained 0.2% during the reporting period, according to the Bank of America Merrill Lynch US Broad Market Index. Riskier sectors had the best returns, as high yield bonds gained 6.2%. Investment grade corporate bonds advanced 1.3%, while high-quality mortgage-backed and Treasury securities had returns of -0.3% and -0.4%, respectively. Municipal bonds gained 1.0% for the quarter, despite a very weak December when investors became concerned that the fiscal cliff deal would include a cap on the value of their tax exemption (which did not occur). Money market rates remained close to zero, reflecting the Fed’s commitment to keep short-term interest rates at an exceptionally low level.

Equity Markets

Equities posted positive results during the reporting period. Stocks ended 2012 with a flourish, as the S&P 500 Index concluded the calendar year up 16.0%, on a total return basis. Issues such as the U.S. presidential election in November and the impending year-end fiscal cliff of tax hikes and budget cuts weighed on investors’ minds, but did not derail a strong market rally. Strong corporate profit growth and positive economic news lifted the markets during the first half of the reporting period with stocks having gained in excess of 10%. Overall economic news flow had a positive bias,

1

Market Overview (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

as notable headlines included a rise in consumer spending, higher retail sales, lower unemployment and increased factory orders. New housing and existing home sales also surprised positively. However, economic growth remained below optimal levels, and was highly subject to swings in sentiment, forcing the Fed to remain active in supporting monetary stimulus.

By the end of the reporting period, a review of the markets had every sector but one posting positive absolute results. The S&P 500 Index gained an additional 10.6% through March 31. Investors favored shares exhibiting earnings and sales growth and share price momentum. Factors such as positive earnings surprise, share repurchase, lower valuation and low price-to-sales led performers. Returns were best in: financials, health care, consumer discretionary and industrials sectors. The worst-performing sectors were technology, telecom and energy. Markets favored smaller-cap size, particularly among mid-caps, which were the strongest category by size. Among styles, “value” outperformed “growth” with the highest returns within smaller-cap sizes.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

2

This Market Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Market Overview may not be relied upon as investment advice or as an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. There are also special risks associated with investing in certain types of bond funds, including liquidity risk and prepayment and extension risk. You should consult your prospectus for a precise explanation of the risks associated with your Fund.

3

Understanding Your Fund’s Expenses (unaudited)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only) and a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, October 1, 2012, and held for the entire six-month period ended March 31, 2013. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expenses example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

4

Fund Expenses (unaudited)
CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/12)	(3/31/13)	(10/1/12–3/31/13)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,000.00	$0.65
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,024.28	$0.66
Expense Example – Class B Shares
Actual	$1,000.00	$1,000.00	$0.65
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,024.28	$0.66

*	Expenses are equal to the annualized expense ratio of .13% for Class A shares and .13% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2013, and are based on the total value of investments.

5

Portfolio of Investments
CASH MANAGEMENT FUND
March 31, 2013

Principal		Interest
Amount	Security	Rate	*	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—50.3%
$ 6,500M	Fannie Mae, 8/1/2013	0.12%		$ 6,497,467
	Federal Home Loan Bank:
8,600M	4/17/13	0.10		8,599,637
6,400M	4/19/13	0.08		6,399,760
3,000M	4/26/13	0.09		2,999,812
5,500M	6/7/13	0.11		5,498,874
	Freddie Mac:
5,500M	4/4/13	0.11		5,499,950
1,400M	4/15/13	0.10		1,399,948
12,000M	4/22/13	0.08		11,999,440
2,100M	4/23/13	0.08		2,099,897
7,258M	6/3/13	0.12		7,256,476
2,720M	7/1/13	0.11		2,719,244
6,500M	7/1/13	0.14		6,497,699
3,500M	7/15/13	0.13		3,544,585
Total Value of U.S. Government Agency Obligations (cost $71,012,789)				71,012,789
	VARIABLE AND FLOATING RATE NOTES—17.9%
	Federal Farm Credit Bank:
3,000M	9/16/13	0.37		3,002,795
1,000M	10/15/13	0.26		1,000,491
	Federal Home Loan Bank:
2,800M	7/25/13	0.14		2,799,910
1,850M	11/8/13	0.21		1,850,227
5,000M	12/20/13	0.22		5,001,460
5,700M	Mississippi Business Finance Corp.
	(Chevron USA, Inc.), 12/1/2030	0.14		5,700,000
5,835M	Valdez, Alaska Marine Terminal Rev.
	(Exxon Pipeline Co., Project B), 12/1/2033	0.13		5,835,000
Total Value of Variable and Floating Rate Notes (cost $25,189,883)				25,189,883
	CORPORATE NOTES—5.7%
4,000M	Abbott Laboratories, 5/16/2013 (a)	0.13		3,999,350
4,000M	Coca-Cola Co., 8/2/2013 (a)	0.16		3,997,813
Total Value of Corporate Notes (cost $7,997,163)				7,997,163

6

Principal			Interest
Amount	Security		Rate	*	Value
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—25.7%
	U.S. Treasury Bills:
$ 9,000M	4/4/13		0.08%		$ 8,999,938
3,000M	5/9/13		0.08		2,999,753
2,500M	5/9/13		0.08		2,499,786
5,000M	5/16/13		0.12		4,999,247
7,000M	6/13/13		0.09		6,998,679
6,000M	7/18/13		0.11		5,998,110
3,700M	7/25/13		0.11		3,698,694
Total Value of Short-Term U.S. Government Obligations (cost $36,194,207)					36,194,207
Total Value of Investments (cost $140,394,042)**		99.6%			140,394,042
Other Assets, Less Liabilities		.4			633,097
Net Assets		100.0%			$141,027,139

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at March 31, 2013.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 4).

7

Portfolio of Investments (continued)
CASH MANAGEMENT FUND
March 31, 2013

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$—	$71,012,789	$—	$71,012,789
Variable and Floating Rate Notes:
U.S. Government Agency
Obligations	—	13,654,883	—	13,654,883
Corporate Notes	—	5,835,000	—	5,835,000
Municipal Bonds	—	5,700,000	—	5,700,000
Corporate Notes	—	7,997,163	—	7,997,163
Short-Term U.S. Government
Obligations	—	36,194,207	—	36,194,207
Total Investments in Securities	$—	$140,394,042	$—	$140,394,042

There were no transfers into or from Level 1 or Level 2 by the Fund during the year ended March 31, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

8	See notes to financial statements

Fund Expenses (unaudited)
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/12)	(3/31/13)	(10/1/12–3/31/13)*
Expense Example – Class A Shares
Actual	$1,000.00	$994.06	$5.52
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.40	$5.59
Expense Example – Class B Shares
Actual	$1,000.00	$991.57	$8.99
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.90	$9.10

*	Expenses are equal to the annualized expense ratio of 1.11% for Class A shares and 1.81% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2013, and are based on the total value of investments.

9

Portfolio of Investments
GOVERNMENT FUND
March 31, 2013

Principal
Amount	Security	Value
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—95.3%
	Fannie Mae—20.0%
$ 9,766M	2.5%, 11/1/2027 – 12/1/2027	$ 10,145,154
7,923M	3%, 1/1/2043	8,183,356
11,190M	3.5%, 8/1/2026 – 10/1/2042	11,878,569
23,217M	4%, 12/1/2040 – 10/1/2041 (a)	25,198,506
8,484M	4.5%, 11/1/2040 – 8/1/2041 (a)	9,206,680
5,697M	5%, 8/1/2039 – 11/1/2039	6,305,085
5,069M	5.5%, 7/1/2033 – 10/1/2039	5,624,612
		76,541,962
	Federal Home Loan Mortgage Corporation—1.4%
5,071M	FHLMC, 3%, 8/15/2039	5,341,537
	Freddie Mac—3.4%
4,889M	2.5%, 1/1/2028	5,072,617
7,308M	4%, 11/1/2040 (a)	7,867,321
		12,939,938
	Government National Mortgage Association I
	Program—61.0%
22,490M	3%, 11/15/2042 – 12/15/2042	23,580,777
13,695M	4%, 7/15/2040 – 1/15/2042	15,124,445
60,724M	4.5%, 9/15/2033 – 7/15/2041	67,048,685
54,140M	5%, 6/15/2033 – 6/15/2040	59,894,872
29,147M	5.5%, 3/15/2033 – 10/15/2039	32,713,764
26,151M	6%, 3/15/2031 – 5/15/2040	29,729,071
2,017M	6.5%, 6/15/2034 – 3/15/2038	2,307,780
2,867M	7%, 6/15/2023 – 4/15/2034	3,253,319
		233,652,713
	Government National Mortgage Association II
	Program—9.5%
13,119M	3.5%, 1/20/2041 – 10/20/2042	14,051,788
20,811M	4%, 3/20/2040 – 7/20/2042	22,569,503
		36,621,291
Total Value of Residential Mortgage-Backed Securities (cost $353,927,560)		365,097,441

10

Principal
Amount	Security	Value
	COMMERCIAL MORTGAGE-BACKED
	SECURITIES—2.1%
	Fannie Mae DUS—.8%
$ 2,991M	2.27%, 1/1/2023	$ 2,999,243
	Federal Home Loan Mortgage Corporation—1.3%
5,000M	FHLMC Multifamily Structured Pass Thru, 2.13%, 1/25/2019	5,205,295
Total Value of Commercial Mortgage-Backed Securities (cost $8,161,527)		8,204,538
	CORPORATE BONDS—1.2%
	Financials
4,500M	Excalibur One 77B, LLC, 1.491%, 1/1/2025 (cost $4,476,397)	4,477,343
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—1.2%
4,400M	Federal Home Loan Bank, 1%, 2/15/2028 (cost $4,394,200)	4,397,021
Total Value of Investments (cost $370,959,684)	99.8%	382,176,343
Other Assets, Less Liabilities	.2	792,224
Net Assets	100.0%	$382,968,567

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1G).

11

Portfolio of Investments (continued)
GOVERNMENT FUND
March 31, 2013

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed
Securities	$—	$365,097,441	$—	$365,097,441
Commercial Mortgage-Backed
Securities	—	8,204,538	—	8,204,538
Corporate Bonds	—	4,477,343	—	4,477,343
U.S. Government Agency
Obligations	—	4,397,021	—	4,397,021
Total Investments in Securities*	$—	$382,176,343	$—	$382,176,343

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Fund during the period ended
March 31, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

12	See notes to financial statements

Fund Expenses (unaudited)
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/12)	(3/31/13)	(10/1/12–3/31/13)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,013.50	$5.42
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.54	$5.44
Expense Example – Class B Shares
Actual	$1,000.00	$1,013.44	$8.94
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.05	$8.95

*	Expenses are equal to the annualized expense ratio of 1.08% for Class A shares and 1.78% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2013, and are based on the total value of investments.

13

Portfolio of Investments
INVESTMENT GRADE FUND
March 31, 2013

Principal
Amount	Security	Value
	CORPORATE BONDS—98.2%
	Aerospace/Defense—.3%
$1,800M	BAE Systems Holdings, Inc., 4.95%, 6/1/2014 (a)	$ 1,877,123
	Agriculture—.6%
2,725M	Cargill, Inc., 6%, 11/27/2017 (a)	3,250,723
	Automotive—.7%
4,000M	Daimler Finance NA, LLC, 2.95%, 1/11/2017 (a)	4,199,856
	Chemicals—1.7%
4,000M	CF Industries, Inc., 7.125%, 5/1/2020	4,963,140
4,000M	Dow Chemical Co., 4.25%, 11/15/2020	4,407,080
		9,370,220
	Consumer Durables—1.1%
2,300M	Newell Rubbermaid, Inc., 4.7%, 8/15/2020	2,555,992
3,000M	Stanley Black & Decker, 5.2%, 9/1/2040	3,377,307
		5,933,299
	Energy—11.1%
4,000M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	5,048,248
4,800M	DCP Midstream, LLC, 9.75%, 3/15/2019 (a)	6,328,997
5,000M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021	5,278,770
5,000M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023	5,063,835
1,716M	Maritime & Northeast Pipeline, LLC, 7.5%, 5/31/2014 (a)	1,789,622
4,000M	Nabors Industries, Inc., 6.15%, 2/15/2018	4,552,824
4,000M	ONEOK Partners, LP, 3.375%, 10/1/2022	3,981,012
5,000M	Petrobras International Finance Co., 5.375%, 1/27/2021	5,419,965
4,100M	Reliance Holdings USA, Inc., 4.5%, 10/19/2020 (a)	4,304,770
5,800M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018	7,013,412
4,400M	Suncor Energy, Inc., 6.85%, 6/1/2039	5,827,510
2,700M	Valero Energy Corp., 9.375%, 3/15/2019	3,688,011
4,000M	Weatherford International, Inc., 6.35%, 6/15/2017	4,591,264
		62,888,240
	Financial Services—13.8%
2,250M	Aflac, Inc., 8.5%, 5/15/2019	3,044,707
6,000M	American Express Co., 7%, 3/19/2018	7,500,258
	American International Group, Inc.:
3,100M	4.875%, 9/15/2016	3,452,479
3,200M	8.25%, 8/15/2018	4,155,024

14

Principal
Amount	Security	Value

	Financial Services (continued)
$3,800M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022	$ 4,012,431
4,000M	BlackRock, Inc., 5%, 12/10/2019	4,752,908
3,510M	CoBank, ACB, 7.875%, 4/16/2018 (a)	4,458,472
1,800M	Compass Bank, 6.4%, 10/1/2017	1,958,353
5,750M	ERAC USA Finance Co., 4.5%, 8/16/2021 (a)	6,346,384
6,200M	Ford Motor Credit Co., LLC, 5%, 5/15/2018	6,844,242
	General Electric Capital Corp.:
2,000M	5.625%, 9/15/2017	2,346,302
4,700M	5.3%, 2/11/2021	5,396,770
4,000M	Glencore Funding, LLC, 6%, 4/15/2014 (a)	4,191,008
3,800M	Harley-Davidson Funding Corp., 5.75%, 12/15/2014 (a)	4,107,412
4,000M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	4,394,088
4,000M	Protective Life Corp., 7.375%, 10/15/2019	4,916,540
	Prudential Financial, Inc.:
2,300M	6%, 12/1/2017	2,747,028
3,000M	5.625%, 6/15/2043	3,120,000
		77,744,406
	Financials—18.8%
	Bank of America Corp.:
2,900M	5.65%, 5/1/2018	3,358,502
1,800M	5%, 5/13/2021	2,021,045
2,500M	5.7%, 1/24/2022	2,933,543
6,000M	Barclays Bank, PLC, 5.125%, 1/8/2020	6,912,192
3,168M	Bear Stearns Cos., Inc., 7.25%, 2/1/2018	3,941,226
	Citigroup, Inc.:
3,400M	5%, 9/15/2014	3,571,357
6,800M	6.125%, 11/21/2017	8,048,398
2,000M	4.5%, 1/14/2022	2,227,704
4,000M	Fifth Third Bancorp, 3.5%, 3/15/2022	4,175,640
	Goldman Sachs Group, Inc.:
6,000M	6.15%, 4/1/2018	7,077,948
1,900M	5.75%, 1/24/2022	2,213,078
3,000M	3.625%, 1/22/2023	3,027,300
1,600M	6.125%, 2/15/2033	1,845,880
2,750M	6.75%, 10/1/2037	3,091,341
	JPMorgan Chase & Co.:
6,000M	6%, 1/15/2018	7,137,684
2,000M	4.5%, 1/24/2022	2,195,862

15

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2013

Principal
Amount	Security	Value
	Financials (continued)
	Merrill Lynch & Co., Inc.:
$2,000M	5%, 1/15/2015	$ 2,128,490
4,600M	6.4%, 8/28/2017	5,404,264
	Morgan Stanley:
5,800M	5.95%, 12/28/2017	6,721,980
5,000M	6.625%, 4/1/2018	5,983,505
6,000M	SunTrust Banks, Inc., 6%, 9/11/2017	7,090,062
2,928M	UBS AG, 4.875%, 8/4/2020	3,396,907
	Wells Fargo & Co.:
5,800M	4.6%, 4/1/2021	6,635,154
1,800M	3.5%, 3/8/2022	1,895,429
3,000M	3.45%, 2/13/2023	3,026,439
		106,060,930
	Food/Beverage/Tobacco—7.7%
4,000M	Altria Group, Inc., 9.7%, 11/10/2018	5,573,080
4,000M	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/2020	4,831,376
2,700M	Bottling Group, LLC, 5.125%, 1/15/2019	3,194,176
3,000M	Bunge Ltd., Finance Corp., 3.2%, 6/15/2017	3,106,221
4,165M	Corn Products International, Inc., 4.625%, 11/1/2020	4,646,332
4,000M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018	5,018,796
4,000M	Lorillard Tobacco Co., 6.875%, 5/1/2020	4,858,188
3,000M	Mead Johnson Nutrition Co., 4.9%, 11/1/2019	3,414,648
4,000M	Philip Morris International, Inc., 5.65%, 5/16/2018	4,808,440
4,000M	SABMiller Holdings, Inc., 3.75%, 1/15/2022 (a)	4,289,440
		43,740,697
	Food/Drug—.8%
4,000M	Safeway, Inc., 4.75%, 12/1/2021	4,313,552
	Forest Products/Containers—.5%
2,200M	International Paper Co., 9.375%, 5/15/2019	3,027,248
	Gaming/Leisure—.7%
4,000M	Marriott International, Inc., 3.25%, 9/15/2022	4,024,140

16

Principal
Amount	Security	Value
	Health Care—3.8%
$4,000M	Biogen IDEC, Inc., 6.875%, 3/1/2018	$ 4,901,424
4,050M	Express Scripts Holding Co., 4.75%, 11/15/2021	4,606,272
4,000M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	4,114,268
4,000M	Mylan, Inc., 3.125%, 1/15/2023 (a)	3,946,948
2,400M	Novartis Securities Investment, Ltd., 5.125%, 2/10/2019	2,869,342
1,000M	Roche Holdings, Inc., 6%, 3/1/2019 (a)	1,245,293
		21,683,547
	Information Technology—4.0%
4,000M	Corning, Inc., 4.75%, 3/15/2042	4,092,140
4,000M	Harris Corp., 4.4%, 12/15/2020	4,392,708
5,000M	Motorola Solutions, Inc., 6%, 11/15/2017	5,858,395
4,000M	Pitney Bowes, Inc., 5.75%, 9/15/2017	4,371,260
4,000M	Symantec Corp., 3.95%, 6/15/2022	4,117,392
		22,831,895
	Manufacturing—3.7%
3,000M	CRH America, Inc., 8.125%, 7/15/2018	3,732,552
2,700M	General Electric Co., 5.25%, 12/6/2017	3,166,088
4,000M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018	4,833,404
3,200M	Johnson Controls, Inc., 5%, 3/30/2020	3,647,699
2,725M	Tyco Electronics Group SA, 6.55%, 10/1/2017	3,261,890
2,500M	Tyco Flow Control International, Ltd., 3.15%, 9/15/2022 (a)	2,462,945
		21,104,578
	Media-Broadcasting—3.4%
3,950M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018 (a)	5,404,694
6,500M	Comcast Corp., 4.25%, 1/15/2033	6,564,851
3,000M	DirecTV Holdings, LLC, 3.8%, 3/15/2022	3,072,312
3,000M	Time Warner Entertainment Co., LP, 8.375%, 3/15/2023	4,109,031
		19,150,888
	Media-Diversified—1.6%
	McGraw-Hill Cos., Inc.:
1,800M	5.9%, 11/15/2017	2,033,449
2,300M	6.55%, 11/15/2037	2,426,268
4,000M	Vivendi SA, 6.625%, 4/4/2018 (a)	4,682,672
		9,142,389

17

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2013

Principal
Amount	Security	Value
	Metals/Mining—5.0%
$5,000M	Alcoa, Inc., 6.15%, 8/15/2020	$ 5,451,900
4,000M	ArcelorMittal, 6.125%, 6/1/2018	4,324,796
3,800M	Newmont Mining Corp., 5.125%, 10/1/2019	4,399,477
5,000M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021	5,276,895
4,000M	Vale Overseas, Ltd., 5.625%, 9/15/2019	4,530,268
4,000M	Xstrata Canada Financial Corp., 4.95%, 11/15/2021 (a)	4,309,560
		28,292,896
	Real Estate Investment Trusts—5.9%
5,000M	Boston Properties, LP, 5.875%, 10/15/2019	6,024,680
5,000M	Digital Realty Trust, LP, 5.25%, 3/15/2021	5,553,465
5,000M	HCP, Inc., 5.375%, 2/1/2021	5,817,475
4,000M	ProLogis, LP, 6.625%, 5/15/2018	4,815,448
2,000M	Realty Income Corp., 3.25%, 10/15/2022	1,962,294
4,000M	Simon Property Group, LP, 5.75%, 12/1/2015	4,469,268
4,000M	Ventas Realty, LP, 4.75%, 6/1/2021	4,452,760
		33,095,390
	Retail-General Merchandise—2.1%
6,000M	GAP, Inc., 5.95%, 4/12/2021	6,869,844
4,000M	Home Depot, Inc., 5.875%, 12/16/2036	4,988,908
		11,858,752
	Telecommunications—3.7%
3,700M	BellSouth Corp., 6.55%, 6/15/2034	4,387,231
1,200M	BellSouth Telecommunications, 6.375%, 6/1/2028	1,455,036
3,000M	Deutsche Telekom International Finance BV, 4.875%, 3/6/2042 (a)	3,023,148
3,300M	GTE Corp., 6.84%, 4/15/2018	4,082,542
3,000M	Rogers Communications, Inc., 3%, 3/15/2023	3,016,923
4,045M	Verizon New York, Inc., 7.375%, 4/1/2032	5,095,919
		21,060,799
	Transportation—2.5%
3,000M	Burlington Northern Santa Fe, LLC, 3%, 3/15/2023	3,029,286
3,000M	Con-way, Inc., 7.25%, 1/15/2018	3,537,636
3,200M	GATX Corp., 4.75%, 6/15/2022	3,399,757
4,000M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022 (a)	4,226,128
		14,192,807

18

Principal
Amount	Security	Value
	Utilities—4.7%
$3,000M	E.ON International Finance BV, 5.8%, 4/30/2018 (a)	$ 3,593,250
1,900M	Electricite de France SA, 6.5%, 1/26/2019 (a)	2,322,602
3,240M	Entergy Arkansas, Inc., 3.75%, 2/15/2021	3,548,383
4,000M	Exelon Generation Co., LLC, 5.2%, 10/1/2019	4,533,440
	Great River Energy Co.:
496M	5.829%, 7/1/2017 (a)	538,951
3,652M	4.478%, 7/1/2030 (a)	4,025,903
3,000M	Ohio Power Co., 5.375%, 10/1/2021	3,617,148
2,881M	Sempra Energy, 9.8%, 2/15/2019	4,054,549
		26,234,226
Total Value of Corporate Bonds (cost $504,779,708)	98.2%	555,078,601
Other Assets, Less Liabilities	1.8	10,154,339
Net Assets	100.0%	$565,232,940

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

19

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2013

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$—	$555,078,601	$—	$555,078,601

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds.

There were no transfers into or from Level 1 or Level 2 by the Fund during the period ended
March 31, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

20	See notes to financial statements

Fund Expenses (unaudited)
INTERNATIONAL OPPORTUNITIES BOND FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/12)	(3/31/13)	(10/1/12–3/31/13)*
Expense Example
Actual	$1,000.00	$1,015.73	$6.53
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.45	$6.54

*	Expenses are equal to the annualized expense ratio of 1.30% for Class A shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
Expenses paid during the period are net of expenses waived and/or assumed.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2013, and are based on the total value of investments.

21

Portfolio of Investments
INTERNATIONAL OPPORTUNITIES BOND FUND
March 31, 2013

Principal
Amount		Security	Value
		SOVEREIGN BONDS—80.3%
		United Kingdom—16.1%
		United Kingdom Gilt:
2,865M	GBP	4.25%, 3/7/2036	$ 5,291,939
4,430M	GBP	2.25%, 3/7/2014	6,853,581
			12,145,520
		Mexico—14.8%
		United Mexican States:
236M	MXN	7%, 6/19/2014	1,988,405
453M	MXN	8.5%, 5/31/2029	4,835,363
249M	MXN	8.5%, 11/18/2038	2,724,610
185M	MXN	9.5%, 12/18/2014	1,632,170
			11,180,548
		Australia—10.5%
2,680M	AUD	New South Wales Treasury Corp., 6%, 4/1/2016	3,007,454
		Queensland Treasury Corp.:
2,155M	AUD	6.25%, 2/21/2020	2,521,817
735M	AUD	6%, 7/21/2022	855,020
1,365M	AUD	Treasury Corp. of Victoria, 5.75%, 11/15/2016	1,537,289
			7,921,580
		Italy—8.3%
4,990M	EUR	Italy Buoni Poliennali Del Tesoro, 5%, 8/1/2039	6,285,326
		Poland—6.1%
		Republic of Poland:
14,110M	PLN	5%, 10/24/2013	4,385,920
680M	PLN	5.25%, 10/25/2020	231,179
			4,617,099
		South Korea—4.4%
		Republic of Korea:
556,000M	KRW	3%, 12/10/2013	501,519
2,725,000M	KRW	5.75%, 9/10/2018	2,850,165
			3,351,684

22

Principal
Amount		Security	Value
		New Zealand—4.1%
		New Zealand Government Bonds:
1,690M	NZD	5%, 3/15/2019	$ 1,566,983
1,590M	NZD	5.5%, 4/15/2023	1,557,148
			3,124,131
		Malaysia—4.1%
		Federation of Malaysia:
8,240M	MYR	3.741%, 2/27/2015	2,695,881
1,300M	MYR	3.172%, 7/15/2016	421,409
			3,117,290
		Turkey—3.4%
4,480M	TRY	Republic of Turkey, 9%, 3/5/2014	2,550,097
		Hungary—3.3%
		Hungary Government Bond:
505,000M	HUF	5.5%, 2/12/2016	2,162,134
69,000M	HUF	7.5%, 11/12/2020	317,712
			2,479,846
		South Africa—3.3%
		Republic of South Africa:
7,685M	ZAR	6.75%, 3/31/2021	849,657
18,270M	ZAR	6.5%, 2/28/2041	1,618,660
			2,468,317
		Ireland—1.9%
		Republic of Ireland:
450M	EUR	4.5%, 4/18/2020	606,083
575M	EUR	5%, 10/18/2020	797,882
			1,403,965
Total Value of Sovereign Bonds (cost $60,334,128)			60,645,403

23

Portfolio of Investments (continued)
INTERNATIONAL OPPORTUNITIES BOND FUND
March 31, 2013

Principal
Amount		Security	Value
		CORPORATE BONDS—7.1%
		Germany—2.7%
		Financials
1,735M	AUD	Kreditanstalt fuer Wiederaufbau, 6.25%, 12/4/2019 (a)	$ 2,033,446
		United States—1.8%
		Supranationals
2,800M	BRL	Inter-American Development Bank, 5.25%, 7/19/2016	1,342,753
		Canada—1.1%
		Government Development Banks
1,677M	BRL	Export Development Canada, 5.125%, 7/31/2014 (b)	823,966
		Philippines—0.8%
		Supranationals
1,272M	BRL	Asian Development Bank, 5.25%, 9/25/2015	620,939
		Luxembourg—0.7%
		Supranationals
1,150M	BRL	European Investment Bank, 6%, 1/25/2016 (b)(c)	565,248
Total Value of Corporate Bonds (cost $5,485,069)			5,386,352
		SHORT-TERM U.S. GOVERNMENT
		OBLIGATIONS—10.4%
		U.S. Treasury Bills:
$5,115M	USD	0.105%, 11/14/2013	5,111,614
2,750M	USD	0.13%, 11/14/2013	2,747,693
Total Value of Short-Term U.S. Government Obligations (cost $7,859,307)			7,859,307
Total Value of Investments (cost $73,678,504)		97.8%	73,891,062
Other Assets, Less Liabilities		2.2	1,642,417
Net Assets		100.0%	$75,533,479

(a)	The Federal Republic of Germany guarantees all existing and future obligations of Kreditanstalt fuer Wiederaufbau (“KFW”) in respect of money borrowed, bonds issued, and derivative trans-
actions entered into by KFW, as well as third party obligations that are expressly guaranteed by KFW.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

(c)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1G).

24

Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

Portfolio of Investments (continued)
INTERNATIONAL OPPORTUNITIES BOND FUND
March 31, 2013

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Sovereign Bonds
United Kingdom	$—	$12,145,520	$—	$12,145,520
Mexico	—	11,180,548	—	11,180,548
Australia	—	7,921,580	—	7,921,580
Italy	—	6,285,326	—	6,285,326
Poland	—	4,617,099	—	4,617,099
South Korea	—	3,351,684	—	3,351,684
New Zealand	—	3,124,131	—	3,124,131
Malaysia	—	3,117,290	—	3,117,290
Turkey	—	2,550,097	—	2,550,097
Hungary	—	2,479,846	—	2,479,846
South Africa	—	2,468,317	—	2,468,317
Ireland	—	1,403,965	—	1,403,965
Corporate Bonds
Germany	—	2,033,446	—	2,033,446
United States	—	1,342,753	—	1,342,753
Canada	—	823,966	—	823,966
Philippines	—	620,939	—	620,939
Luxembourg	—	565,248	—	565,248
Short-Term U.S. Government
Obligations	—	7,859,307	—	7,859,307
Total Investments in Securities	$—	$73,891,062	$—	$73,891,062
Other Financial Instruments*	$—	$(90,369)	$—	$(90,369)

*	Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized depreciation on the instruments.

During the period ended March 31, 2013, there were no transfers between Level 1 investments and
Level 2 investments that had a material impact to the Fund. Transfers, if any, between Levels are recognized at the end of the reporting period.

26	See notes to financial statements

Fund Expenses (unaudited)
FUND FOR INCOME

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/12)	(3/31/13)	(10/1/12–3/31/13)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,053.13	$6.40
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.70	$6.29
Expense Example – Class B Shares
Actual	$1,000.00	$1,053.98	$9.99
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.21	$9.80

*	Expenses are equal to the annualized expense ratio of 1.25% for Class A shares and 1.95% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2013, and are based on the total value of investments.

27

Portfolio of Investments
FUND FOR INCOME
March 31, 2013

Principal
Amount	Security	Value
	CORPORATE BONDS—89.0%
	Aerospace/Defense—.5%
$ 2,875M	Meccanica Holdings USA, Inc., 6.25%, 7/15/2019 (a)	$ 2,965,640
	Automotive—3.0%
	American Axle & Manufacturing, Inc.:
2,250M	6.625%, 10/15/2022	2,340,000
2,350M	6.25%, 3/15/2021	2,420,500
3,000M	Cooper Tire & Rubber Co., 8%, 12/15/2019	3,472,500
2,825M	Cooper-Standard Automotive, Inc., 8.5%, 5/1/2018	3,093,375
1,925M	Exide Technologies, 8.625%, 2/1/2018	1,662,720
2,100M	Oshkosh Corp., 8.5%, 3/1/2020	2,362,500
	Schaeffler Finance BV:
1,725M	7.75%, 2/15/2017 (a)	1,951,406
1,900M	8.5%, 2/15/2019 (a)	2,170,750
		19,473,751
	Building Materials—1.8%
	Building Materials Corp.:
3,625M	6.875%, 8/15/2018 (a)	3,905,937
1,375M	7.5%, 3/15/2020 (a)	1,509,062
1,325M	Cemex Finance, LLC, 9.375%, 10/12/2022 (a)	1,546,937
	Cemex SAB de CV:
1,350M	9.5%, 6/15/2018 (a)	1,576,125
525M	5.875%, 3/25/2019 (a)	531,562
2,150M	Texas Industries, Inc., 9.25%, 8/15/2020	2,359,625
		11,429,248
	Chemicals—3.4%
2,950M	Ferro Corp., 7.875%, 8/15/2018	3,090,125
1,625M	Huntsman International, LLC, 8.625%, 3/15/2020	1,824,063
2,575M	Orion Engineered Carbons Bondco GmbH, 9.625%, 6/15/2018 (a)	2,877,563
2,475M	PolyOne Corp., 7.375%, 9/15/2020	2,747,250
3,650M	Rhodia SA, 6.875%, 9/15/2020 (a)	4,134,804
4,175M	TPC Group, Inc., 8.75%, 12/15/2020 (a)	4,368,094
3,000M	US Coatings Acquisition, Inc., 7.375%, 5/1/2021 (a)	3,168,750
		22,210,649

28

Principal
Amount	Security	Value
	Consumer Non-Durables—2.5%
$ 1,650M	Hanesbrands, Inc., 6.375%, 12/15/2020	$ 1,804,687
	Levi Strauss & Co.:
925M	7.625%, 5/15/2020	1,022,125
2,625M	6.875%, 5/1/2022	2,887,500
1,125M	Libbey Glass, Inc., 6.875%, 5/15/2020	1,219,219
3,025M	Phillips Van-Heusen Corp., 7.375%, 5/15/2020	3,388,000
3,600M	Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	3,676,500
	Spectrum Brands Escrow Corp.:
825M	6.375%, 11/15/2020 (a)	887,906
1,075M	6.625%, 11/15/2022 (a)	1,169,063
		16,055,000
	Energy—16.2%
	AmeriGas Finance, LLC:
500M	6.75%, 5/20/2020	546,250
1,325M	7%, 5/20/2022	1,447,562
1,300M	Antero Resources Finance Corp., 6%, 12/1/2020 (a)	1,365,000
3,150M	Atlas Pipeline Partners, LP, 5.875%, 8/1/2023 (a)	3,150,000
	Basic Energy Services, Inc.:
1,025M	7.75%, 2/15/2019	1,053,187
2,100M	7.75%, 10/15/2022	2,173,500
	Berry Petroleum Co.:
675M	6.75%, 11/1/2020	732,375
2,275M	6.375%, 9/15/2022	2,428,562
2,650M	Calumet Specialty Products Partners, LP, 9.625%, 8/1/2020 (a)	3,001,125
	Chesapeake Energy Corp.:
1,525M	7.25%, 12/15/2018	1,738,500
275M	6.875%, 11/15/2020	301,125
2,750M	6.625%, 8/15/2020	3,018,125
1,225M	5.75%, 3/15/2023 (d)	1,244,906
	Concho Resources, Inc.:
2,300M	8.625%, 10/1/2017	2,478,250
1,275M	5.5%, 4/1/2023	1,329,187
	Consol Energy, Inc.:
1,875M	8%, 4/1/2017	2,029,687
3,825M	8.25%, 4/1/2020	4,255,312
700M	Crosstex Energy, LP, 8.875%, 2/15/2018	761,250
2,500M	Eagle Rock Energy Partners, LP, 8.375%, 6/1/2019	2,650,000
2,750M	El Paso Corp., 6.5%, 9/15/2020	3,051,958
3,426M	Expro Finance Luxembourg SCA, 8.5%, 12/15/2016 (a)	3,648,690

29

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2013

Principal
Amount	Security	Value
	Energy (continued)
	Ferrellgas Partners, LP:
$ 3,450M	9.125%, 10/1/2017	$ 3,717,375
1,363M	8.625%, 6/15/2020	1,390,260
1,900M	Forest Oil Corp., 7.25%, 6/15/2019	1,909,500
	Genesis Energy, LP:
3,375M	7.875%, 12/15/2018	3,720,937
600M	5.75%, 2/15/2021 (a)	620,625
1,700M	Inergy Midstream, LP, 6%, 12/15/2020 (a)	1,776,500
2,850M	Legacy Reserves, LP, 8%, 12/1/2020 (a)	2,964,000
	Linn Energy, LLC:
1,100M	6.25%, 11/1/2019 (a)	1,130,250
475M	6.5%, 5/15/2019	499,344
1,975M	7.75%, 2/1/2021	2,128,063
1,225M	8.625%, 4/15/2020	1,356,688
3,100M	Murray Energy Corp., 10.25%, 10/15/2015 (a)	3,127,125
	Newfield Exploration Co.:
450M	7.125%, 5/15/2018	469,688
1,100M	5.75%, 1/30/2022	1,182,500
	Offshore Group Investment, Ltd.:
525M	7.5%, 11/1/2019 (a)	559,125
1,075M	7.125%, 4/1/2023 (a)	1,101,875
	Penn Virginia Resource Partners, LP:
2,100M	8.25%, 4/15/2018	2,236,500
1,000M	8.375%, 6/1/2020	1,055,000
1,525M	Petrohawk Energy Corp., 10.5%, 8/1/2014	1,613,090
475M	PetroLogistics, LP, 6.25%, 4/1/2020 (a)	480,344
	Plains Exploration & Production Co.:
1,125M	6.125%, 6/15/2019	1,237,500
600M	6.5%, 11/15/2020	666,000
	Quicksilver Resources, Inc.:
975M	8.25%, 8/1/2015	964,031
2,100M	9.125%, 8/15/2019	1,942,500
2,300M	Rain CII Carbon, LLC, 8.25%, 1/15/2021 (a)	2,495,500
1,725M	Range Resources Corp., 5%, 3/15/2023 (a)	1,768,125
3,200M	Samson Investment Co., 9.75%, 2/15/2020 (a)	3,416,000
5,200M	SandRidge Energy, Inc., 7.5%, 2/15/2023	5,421,000
1,125M	SESI, LLC, 6.375%, 5/1/2019	1,215,000
	SM Energy Co.:
600M	6.625%, 2/15/2019	646,500
1,175M	6.5%, 11/15/2021	1,289,563
1,150M	6.5%, 1/1/2023	1,265,000

30

Principal
Amount	Security	Value
	Energy (continued)
	Suburban Propane Partners, LP:
$ 2,089M	7.5%, 10/1/2018	$ 2,277,010
603M	7.375%, 8/1/2021	667,823
1,300M	Tesoro Logistics, LP, 5.875%, 10/1/2020 (a)	1,378,000
2,075M	Unit Corp., 6.625%, 5/15/2021	2,183,938
		104,276,830
	Financials—3.9%
	Algeco Scotsman Global Finance, PLC:
1,650M	8.5%, 10/15/2018 (a)	1,777,875
800M	10.75%, 10/15/2019 (a)	832,000
	Ally Financial, Inc.:
5,175M	6.25%, 12/1/2017	5,806,624
4,400M	8%, 3/15/2020	5,478,000
675M	CNH Capital, LLC, 6.25%, 11/1/2016	749,250
	International Lease Finance Corp.:
2,975M	8.625%, 9/15/2015	3,395,219
4,275M	8.75%, 3/15/2017	5,049,844
1,500M	8.25%, 12/15/2020	1,841,250
		24,930,062
	Food/Beverage/Tobacco—.3%
550M	Chiquita Brands International, Inc., 7.875%, 2/1/2021 (a)	578,187
1,125M	Vector Group, Ltd., 7.75%, 2/15/2021 (a)	1,186,875
		1,765,062
	Food/Drug—1.0%
3,600M	NBTY, Inc., 9%, 10/1/2018	4,041,000
2,450M	Tops Holding Corp., 8.875%, 12/15/2017 (a)	2,701,125
		6,742,125
	Forest Products/Containers—3.2%
	Ardagh Packaging Finance, PLC:
2,050M	7.375%, 10/15/2017 (a)	2,254,094
3,500M	7%, 11/15/2020 (a)	3,605,000
2,450M	Ball Corp., 7.375%, 9/1/2019	2,725,625
2,375M	Clearwater Paper Corp., 7.125%, 11/1/2018	2,594,687
1,925M	CROWN Americas, LLC, 4.5%, 1/15/2023 (a)	1,876,875
2,200M	Greif, Inc., 7.75%, 8/1/2019	2,574,000

31

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2013

Principal
Amount	Security	Value
	Forest Products/Containers (continued)
	Sealed Air Corp.:
$ 1,500M	8.125%, 9/15/2019 (a)	$ 1,704,375
600M	8.375%, 9/15/2021 (a)	690,000
2,150M	Tekni-Plex, Inc., 9.75%, 6/1/2019 (a)	2,386,500
		20,411,156
	Gaming/Leisure—.6%
1,950M	National CineMedia, LLC, 7.875%, 7/15/2021	2,181,563
1,675M	Six Flags Entertainment Corp., 5.25%, 1/15/2021 (a)	1,681,281
		3,862,844
	Health Care—5.3%
850M	Aviv Healthcare Properties, LP, 7.75%, 2/15/2019	918,000
1,249M	Biomet, Inc., 6.5%, 8/1/2020 (a)	1,330,185
	Community Health Systems, Inc.:
3,175M	8%, 11/15/2019	3,532,187
1,750M	7.125%, 7/15/2020	1,900,937
	DaVita, Inc.:
1,425M	6.375%, 11/1/2018	1,519,406
1,025M	5.75%, 8/15/2022	1,069,844
1,150M	Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/2019 (a)	1,267,875
4,400M	Genesis Health Ventures, Inc., 9.75%, 6/15/2005 (b)(c)	2,750
	HCA, Inc.:
375M	6.375%, 1/15/2015	402,656
2,075M	8%, 10/1/2018	2,432,937
675M	8.5%, 4/15/2019	746,719
475M	7.25%, 9/15/2020	526,656
1,050M	6.25%, 2/15/2021	1,122,188
1,950M	7.75%, 5/15/2021	2,177,906
1,525M	7.5%, 2/15/2022	1,757,562
	HealthSouth Corp.:
411M	7.25%, 10/1/2018	444,908
725M	8.125%, 2/15/2020	802,938
945M	7.75%, 9/15/2022	1,032,413
	Universal Hospital Services, Inc.:
525M	7.625%, 8/15/2020 (a)	567,000
1,975M	7.625%, 8/15/2020	2,135,469
675M	Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/2020 (a)	713,391

32

Principal
Amount	Security	Value
	Health Care (continued)
	Vanguard Health Holding Co. II, LLC:
$ 2,250M	8%, 2/1/2018	$ 2,404,688
1,325M	7.75%, 2/1/2019	1,424,375
3,450M	VPI Escrow Corp., 6.375%, 10/15/2020 (a)	3,652,688
		33,885,678
	Information Technology—2.6%
2,500M	Advanced Micro Devices, Inc., 7.5%, 8/15/2022 (a)	2,281,250
2,000M	Audatex North America, Inc., 6.75%, 6/15/2018 (a)	2,155,000
1,475M	CyrusOne, LP, 6.375%, 11/15/2022 (a)	1,552,437
	Equinix, Inc.:
1,875M	8.125%, 3/1/2018	2,073,047
1,250M	7%, 7/15/2021	1,392,187
2,400M	Fidelity National Information Services, Inc., 7.875%, 7/15/2020	2,718,000
	Hewlett-Packard Co.:
550M	4.3%, 6/1/2021	559,296
425M	4.375%, 9/15/2021	434,060
1,825M	Lender Processing Services, Inc., 5.75%, 4/15/2023	1,911,688
2,100M	MEMC Electronic Materials, Inc., 7.75%, 4/1/2019	1,953,000
		17,029,965
	Manufacturing—3.9%
1,550M	Amsted Industries, 8.125%, 3/15/2018 (a)	1,674,000
	Bombardier, Inc.:
2,425M	7.5%, 3/15/2018 (a)	2,779,656
2,575M	7.75%, 3/15/2020 (a)	2,974,125
1,500M	6.125%, 1/15/2023 (a)	1,563,750
3,850M	Case New Holland, Inc., 7.875%, 12/1/2017	4,523,750
2,450M	Dematic SA, 7.75%, 12/15/2020 (a)	2,560,250
3,350M	Edgen Murray Corp., 8.75%, 11/1/2020 (a)	3,492,375
1,550M	EDP Finance BV, 6%, 2/2/2018 (a)	1,639,125
	Rexel SA:
3,075M	6.125%, 12/15/2019 (a)	3,251,813
975M	5.25%, 6/15/2020 (a)(d)	992,063
		25,450,907

33

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2013

Principal
Amount	Security	Value
	Media-Broadcasting—2.9%
$ 2,450M	Allbritton Communication Co., 8%, 5/15/2018	$ 2,664,375
	Belo Corp.:
725M	7.75%, 6/1/2027	775,750
150M	7.25%, 9/15/2027	155,250
2,825M	Block Communications, Inc., 7.25%, 2/1/2020 (a)	3,086,312
	Nexstar Broadcasting, Inc.:
2,475M	8.875%, 4/15/2017	2,734,875
3,175M	6.875%, 11/15/2020 (a)	3,365,500
	Sinclair Television Group, Inc.:
4,000M	9.25%, 11/1/2017 (a)	4,355,000
1,825M	5.375%, 4/1/2021 (a)(d)	1,820,438
		18,957,500
	Media-Cable TV—6.7%
	Cablevision Systems Corp.:
2,750M	8.625%, 9/15/2017	3,217,500
500M	7.75%, 4/15/2018	563,125
	CCO Holdings, LLC:
1,200M	7.25%, 10/30/2017	1,297,500
1,700M	7.875%, 4/30/2018	1,812,625
1,150M	7%, 1/15/2019	1,244,875
1,175M	7.375%, 6/1/2020	1,308,656
650M	5.25%, 3/15/2021 (a)	649,187
875M	5.125%, 2/15/2023	853,125
	Cequel Communications Holdings I, LLC:
1,900M	8.625%, 11/15/2017 (a)	2,035,375
1,625M	6.375%, 9/15/2020 (a)	1,694,062
	Clear Channel Worldwide Holdings, Inc.:
200M	7.625%, 3/15/2020 Series “A”	207,750
2,850M	7.625%, 3/15/2020 Series “B”	2,988,937
1,025M	6.5%, 11/15/2022 Series “A” (a)	1,073,687
2,375M	6.5%, 11/15/2022 Series “B” (a)	2,517,500
	DISH DBS Corp.:
3,900M	7.875%, 9/1/2019	4,641,000
950M	5%, 3/15/2023 (a)	939,312
1,800M	Echostar DBS Corp., 7.125%, 2/1/2016	2,009,250
3,025M	Gray Television, Inc., 7.5%, 10/1/2020	3,244,312
1,625M	Harron Communications, LP, 9.125%, 4/1/2020 (a)	1,811,875
1,200M	Lynx II Corp., 6.375%, 4/15/2023 (a)	1,263,000

34

Principal
Amount	Security	Value
	Media-Cable TV (continued)
$ 3,025M	Nara Cable Funding, Ltd., 8.875%, 12/1/2018 (a)	$ 3,183,813
450M	Quebecor Media, Inc., 5.75%, 1/15/2023 (a)	461,250
3,850M	UPC Holding BV, 9.875%, 4/15/2018 (a)	4,316,813
		43,334,529
	Media-Diversified—1.5%
2,882M	Entravision Communications Corp., 8.75%, 8/1/2017	3,134,175
2,750M	Griffey Intermediate, Inc., 7%, 10/15/2020 (a)	2,818,750
3,625M	Lamar Media Corp., 7.875%, 4/15/2018	3,964,844
		9,917,769
	Metals/Mining—8.5%
2,475M	Alcoa, Inc., 6.15%, 8/15/2020	2,698,690
1,625M	Aleris International, Inc., 7.875%, 11/1/2020	1,738,750
	ArcelorMittal:
475M	5%, 2/25/2017	497,526
1,175M	6.125%, 6/1/2018	1,270,409
5,306M	10.35%, 6/1/2019	6,708,381
1,450M	6.75%, 2/25/2022	1,587,331
	Arch Coal, Inc.:
325M	7%, 6/15/2019	294,937
2,775M	7.25%, 10/1/2020	2,511,375
2,950M	7.25%, 6/15/2021	2,662,375
1,650M	Coeur d’Alene Mines Corp., 7.875%, 2/1/2021 (a)	1,751,062
	FMG Resources (August 2006) Property, Ltd.:
1,250M	6.375%, 2/1/2016 (a)	1,292,187
975M	6%, 4/1/2017 (a)	1,006,687
2,275M	6.875%, 2/1/2018 (a)	2,400,125
1,525M	8.25%, 11/1/2019 (a)	1,652,719
850M	6.875%, 4/1/2022 (a)	893,562
3,125M	JMC Steel Group, 8.25%, 3/15/2018 (a)	3,328,125
1,000M	Kaiser Aluminum Corp., 8.25%, 6/1/2020	1,125,000
2,975M	Molycorp, Inc., 10%, 6/1/2020	2,945,250
	Novelis, Inc.:
5,425M	8.375%, 12/15/2017	5,967,500
400M	8.75%, 12/15/2020	453,000
	Peabody Energy Corp.:
2,050M	6%, 11/15/2018	2,185,813
1,700M	6.5%, 9/15/2020	1,819,000
2,525M	6.25%, 11/15/2021	2,638,625

35

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2013

Principal
Amount	Security	Value
	Metals/Mining (continued)
	Steel Dynamics, Inc.:
$ 1,200M	6.125%, 8/15/2019 (a)	$ 1,302,000
675M	6.375%, 8/15/2022 (a)	732,375
	United States Steel Corp.:
550M	7%, 2/1/2018	594,000
1,275M	7.375%, 4/1/2020	1,341,938
425M	6.875%, 4/1/2021	438,813
900M	7.5%, 3/15/2022	947,250
		54,784,805
	Real Estate Investment Trusts—.6%
	Omega Healthcare Investors, Inc.:
100M	7.5%, 2/15/2020	111,500
1,800M	6.75%, 10/15/2022	1,993,500
1,400M	Taylor Morrison Communities, Inc., 7.75%, 4/15/2020 (a)	1,508,500
		3,613,500
	Retail-General Merchandise—3.3%
1,150M	ARAMARK Corp., 5.75%, 3/15/2020 (a)	1,181,625
2,063M	CKE Restaurants, Inc., 11.375%, 7/15/2018	2,403,395
2,125M	Landry’s, Inc., 9.375%, 5/1/2020 (a)	2,300,313
2,050M	Limited Brands, Inc., 8.5%, 6/15/2019	2,526,625
1,675M	Michaels Stores, Inc., 7.75%, 11/1/2018	1,838,313
1,975M	Monitronics International, Inc., 9.125%, 4/1/2020	2,098,438
4,485M	Needle Merger Sub Corp., 8.125%, 3/15/2019 (a)	4,709,250
2,250M	Party City Holdings, Inc., 8.875%, 8/1/2020 (a)	2,480,625
1,525M	Sally Holdings, LLC, 6.875%, 11/15/2019	1,696,563
		21,235,147
	Services—3.2%
3,150M	313 Group, Inc., 6.375%, 12/1/2019 (a)	3,142,125
2,850M	Brickman Group Holdings, Inc., 9.125%, 11/1/2018 (a)	3,113,625
2,050M	CoreLogic, Inc., 7.25%, 6/1/2021	2,275,500
1,550M	Covanta Holding Corp., 6.375%, 10/1/2022	1,694,785
1,700M	H&E Equipment Services, Inc., 7%, 9/1/2022 (a)	1,878,500
1,525M	Iron Mountain, Inc., 7.75%, 10/1/2019	1,702,281
1,450M	Live Nation Entertainment, Inc., 7%, 9/1/2020 (a)	1,566,000

36

Principal
Amount	Security	Value
	Services (continued)
	PHH Corp.:
$ 825M	9.25%, 3/1/2016	$ 967,313
1,350M	7.375%, 9/1/2019	1,532,250
2,375M	Reliance Intermediate Holdings, LP, 9.5%, 12/15/2019 (a)	2,660,000
		20,532,379
	Telecommunications—6.6%
	CenturyLink, Inc.:
275M	5.625%, 4/1/2020	281,591
1,500M	5.8%, 3/15/2022	1,521,383
	Citizens Communications Co.:
5,500M	7.125%, 3/15/2019	5,967,500
2,175M	9%, 8/15/2031	2,256,562
	Frontier Communications Corp.:
100M	8.5%, 4/15/2020	113,750
275M	7.625%, 4/15/2024 (d)	283,594
2,525M	GCI, Inc., 8.625%, 11/15/2019	2,676,500
5,850M	Inmarsat Finance, PLC, 7.375%, 12/1/2017 (a)	6,259,500
	Intelsat Jackson Holdings SA:
3,850M	8.5%, 11/1/2019	4,326,438
975M	7.25%, 10/15/2020	1,074,938
800M	PAETEC Holding Corp., 9.875%, 12/1/2018	922,000
1,125M	Qwest Communications International, Inc., 7.125%, 4/1/2018	1,174,219
425M	Qwest Corp., 6.5%, 6/1/2017	492,134
	Sprint Capital Corp.:
2,000M	6.9%, 5/1/2019	2,205,000
3,125M	6.875%, 11/15/2028	3,210,938
1,700M	Telesat Canada, 6%, 5/15/2017 (a)	1,785,000
	Wind Acquisition Finance SA:
750M	11.75%, 7/15/2017 (a)	798,750
2,175M	7.25%, 2/15/2018 (a)	2,275,594
	Windstream Corp.:
1,725M	7.875%, 11/1/2017	1,979,438
1,775M	7.75%, 10/15/2020	1,934,750
875M	6.375%, 8/1/2023 (a)	872,813
		42,412,392

37

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2013

Principal
Amount	Security	Value
	Transportation—1.0%
$ 1,900M	Aircastle, Ltd., 6.25%, 12/1/2019	$ 2,085,250
	Navios Maritime Holdings:
1,825M	8.875%, 11/1/2017	1,872,906
2,550M	8.125%, 2/15/2019	2,320,500
		6,278,656
	Utilities—3.2%
	AES Corp.:
875M	9.75%, 4/15/2016	1,047,812
800M	8%, 10/15/2017	945,000
1,275M	7.375%, 7/1/2021	1,485,375
3,275M	Atlantic Power Corp., 9%, 11/15/2018	3,438,750
2,600M	Calpine Construction Finance Co., LP, 8%, 6/1/2016 (a)	2,739,750
331M	Calpine Corp., 7.875%, 7/31/2020 (a)	364,100
1,248M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020	1,387,510
3,475M	Intergen NV, 9%, 6/30/2017 (a)	3,431,563
2,350M	NRG Energy, Inc., 7.625%, 5/15/2019	2,549,750
3,010M	NSG Holdings, LLC, 7.75%, 12/15/2025 (a)	3,175,550
		20,565,160
	Waste Management—.3%
2,050M	ADS Waste Holdings, Inc., 8.25%, 10/1/2020 (a)	2,219,125
	Wireless Communications—3.0%
1,325M	Cricket Communications, Inc., 7.75%, 10/15/2020	1,328,312
850M	DigitalGlobe, Inc., 5.25%, 2/1/2021 (a)	847,875
2,800M	Intelsat Luxembourg SA, 8.125%, 6/1/2023 (a)(d)	2,856,000
	MetroPCS Wireless, Inc.:
2,100M	7.875%, 9/1/2018	2,304,750
1,200M	6.625%, 11/15/2020	1,258,500
2,025M	6.25%, 4/1/2021 (a)	2,068,031
2,275M	6.625%, 4/1/2023 (a)	2,329,031
	Sprint Nextel Corp.:
2,050M	9.125%, 3/1/2017	2,434,375
1,250M	8.375%, 8/15/2017	1,460,938
975M	7%, 8/15/2020	1,077,375
1,300M	6%, 11/15/2022	1,342,250
		19,307,437
Total Value of Corporate Bonds (cost $546,941,131)		573,647,316

38

Principal
Amount	Security	Value
	LOAN PARTICIPATIONS—7.2%
	Building Materials—.3%
$ 2,065M	MRC Global, Inc., 6.25%, 10/15/2019 (e)	$ 2,096,885
	Chemicals—.2%
1,500M	Dupont Performance Coatings, Inc., 4.75%, 1/31/2020 (e)	1,522,313
	Consumer Non-Durables—.3%
1,850M	Sun Products Corp., 6.5%, 3/15/2020 (d)(e)	1,876,016
	Energy—.3%
1,925M	Samson Investment Co., 6%, 9/25/2018 (e)	1,948,822
	Financial—.5%
2,985M	Ocwen Financial Corp., 5%, 1/31/2018 (e)	3,040,223
	Food/Beverage/Tobacco—.1%
615M	H.J. Heinz Company, 3.5%, 3/27/2020 (d)(e)	620,893
	Food/Drug—1.0%
3,925M	Albertson’s, LLC, 5.75%, 2/20/2016 (d)(e)	3,993,688
2,700M	Supervalu, Inc., 5%, 3/21/2019 (d)(e)	2,752,593
		6,746,281
	Forest Products/Containers—.3%
1,995M	Sealed Air Corp., 4%, 10/31/2019 (e)	2,027,662
	Information Technology—.6%
1,343M	Genpact, Ltd., 4.25%, 8/17/2019 (e)	1,361,160
2,414M	Kronos, Inc., 5.5%, 10/30/2019 (e)	2,444,728
		3,805,888
	Manufacturing—.4%
2,235M	Apex Tool Group, LLC, 4.5%, 1/8/2020 (e)	2,269,363
	Media-Diversified—.5%
2,968M	Getty Images, Inc., 4.75%, 10/18/2019 (e)	3,010,592
	Metals/Mining—.9%
2,853M	Arch Coal, Inc., 5.75%, 5/16/2018 (e)	2,904,271
2,993M	Metals USA, Inc., 6.25%, 10/31/2018 (e)	3,016,814
		5,921,085

39

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2013

Principal
Amount
or Shares		Security	Value
		Retail-General Merchandise—1.0%
$ 2,680M		Academy, Ltd., 4.75%, 8/3/2018 (e)	$ 2,721,850
1,244M		Burger King Corp., 3.75%, 9/27/2019 (e)	1,259,446
2,696M		General Nutrition Centers, Inc., 3.75%, 3/2/2018 (e)	2,724,967
			6,706,263
		Telecommunications—.8%
2,185M		Arris Group, Inc., 3.5%, 2/7/2020 (d)(e)	2,190,917
2,700M		Intelsat Jackson Holdings, Ltd., 3.2047%, 2/1/2014 (e)	2,707,312
			4,898,229
Total Value of Loan Participations (cost $45,707,869)			46,490,515
		COMMON STOCKS—.0%
		Automotive—.0%
2,523	*	Safelite Realty Corporation (b)	25
		Telecommunications—.0%
8	*	Viatel Holding (Bermuda), Ltd. (b)	—
18,224	*	World Access, Inc. (b)	—
			—
Total Value of Common Stocks (cost $385,770)			25
Total Value of Investments (cost $593,034,770)		96.2%	620,137,856
Other Assets, Less Liabilities		3.8	24,430,553
Net Assets		100.0%	$644,568,409

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

(b)	Securities valued at fair value (see Note 1A).

(c)	In default as to principal and/or interest payment

(d)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1G).

(e)	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2013.

40

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$573,644,566	$2,750	$573,647,316
Loan Participations	—	46,490,515	—	46,490,515
Common Stocks	—	—	25	25
Total Investments in Securities*	$—	$620,135,081	$2,775	$620,137,856

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds, loan participations and common stocks.

There were no transfers into or from Level 1 or Level 2 by the Fund during the period ended
March 31, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

41

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2013

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments	Investments
	in	in
	Corporate	Common
	Bonds	Stocks	Total
Balance, September 30, 2012	$2,750	$25	$2,775
Net purchases (sales)	—	—	—
Change in unrealized
appreciation (depreciation)	—	—	—
Realized gain (loss)	—	—	—
Transfer in and/or out of Level 3	—	—	—
Balance, March 31, 2013	$2,750	$25	$2,775

The following is a summary of Level 3 inputs by industry:
Automotive	$25
Health Care	2,750
Telecommunications	—
$2,775

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2013.

Impact to
Valuation
	Fair Value				from and
	March 31,	Valuation	Unobservable		Increase in
	2013	Methodologies	Input(s)(1)	Range	Input(2)
Corporate Bonds	$2,750	Market	Market	100%	Increase
		Comparables	Comparables/
Bankruptcy

Common Stocks	$25	Market	Market	100%	Increase
		Comparables	Comparables/
Bankruptcy

(1)	In determining certain of these inputs, management evaluates a variety of factors including eco-
nomic conditions, industry and market developments, market valuations of comparable compa-
nies and company specific developments including exit strategies and realization opportunities.
Management has determined that market participants would take these inputs into account when valuing the investments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

42	See notes to financial statements

Fund Expenses (unaudited)
TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/12)	(3/31/13)	(10/1/12–3/31/13)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,084.85	$6.81
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.40	$6.59
Expense Example – Class B Shares
Actual	$1,000.00	$1,114.10	$10.59
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.91	$10.10

*	Expenses are equal to the annualized expense ratio of 1.31% for Class A shares and 2.01% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2013, and are based on the total market value of investments.

43

Portfolio of Investments
TOTAL RETURN FUND
March 31, 2013

Shares		Security	Value
		COMMON STOCKS—59.5%
		Consumer Discretionary—8.9%
52,200		Allison Transmission Holdings, Inc.	$ 1,253,322
112,900		Best Buy Company, Inc.	2,500,735
31,400	*	BorgWarner, Inc.	2,428,476
112,000		CBS Corporation – Class “B”	5,229,280
11,000		Coach, Inc.	549,890
172,000		Dana Holding Corporation	3,066,760
81,600		Delphi Automotive, PLC	3,623,040
115,800		GNC Holdings, Inc. – Class “A”	4,548,624
42,300		Home Depot, Inc.	2,951,694
85,900		L Brands, Inc.	3,836,294
8,700		Lowe’s Companies, Inc.	329,904
27,300		McDonald’s Corporation	2,721,537
130,000		Newell Rubbermaid, Inc.	3,393,000
113,900		Pier 1 Imports, Inc.	2,619,700
52,000	*	Select Comfort Corporation	1,028,040
203,300		Staples, Inc.	2,730,319
53,800	*	Steiner Leisure, Ltd.	2,601,768
210,500		Stewart Enterprises, Inc – Class “A”	1,955,545
27,700	*	TRW Automotive Holdings Corporation	1,523,500
28,000		Tupperware Brands Corporation	2,288,720
54,260		Wyndham Worldwide Corporation	3,498,685
			54,678,833
		Consumer Staples—5.7%
115,000		Altria Group, Inc.	3,954,850
117,300		Avon Products, Inc.	2,431,629
114,300		Coca-Cola Company	4,622,292
77,700		CVS Caremark Corporation	4,272,723
39,000		Herbalife, Ltd.	1,460,550
92,100		Nu Skin Enterprises, Inc. – Class “A”	4,070,820
29,100		PepsiCo, Inc.	2,302,101
75,000		Philip Morris International, Inc.	6,953,250
26,700		Procter & Gamble Company	2,057,502
42,200		Wal-Mart Stores, Inc.	3,157,826
			35,283,543

44

Shares		Security	Value
		Energy—6.2%
36,900		Anadarko Petroleum Corporation	$ 3,226,905
20,200		Chevron Corporation	2,400,164
61,500		ConocoPhillips	3,696,150
12,000		Devon Energy Corporation	677,040
44,000		Ensco, PLC – Class “A”	2,640,000
65,427		ExxonMobil Corporation	5,895,627
8,200		Hess Corporation	587,202
1,897		Hugoton Royalty Trust	17,699
94,886		Marathon Oil Corporation	3,199,556
38,843		Marathon Petroleum Corporation	3,480,333
36,100		National Oilwell Varco, Inc.	2,554,075
97,900		Noble Corporation	3,734,885
31,400		Phillips 66	2,197,058
14,300		Sasol, Ltd. (ADR)	634,062
13,100		Schlumberger, Ltd.	981,059
86,200		Suncor Energy, Inc.	2,586,862
			38,508,677
		Financials—6.0%
60,100		American Express Company	4,054,346
37,400		Ameriprise Financial, Inc.	2,754,510
61,100		Brookline Bancorp, Inc.	558,454
71,650		Discover Financial Services	3,212,786
27,300		Financial Select Sector SPDR Fund (ETF)	496,587
78,800		FirstMerit Corporation	1,302,564
46,300	*	Health Insurance Innovations, Inc. – Class “A”	698,667
33,800		Invesco, Ltd.	978,848
108,100		JPMorgan Chase & Company	5,130,426
34,000		M&T Bank Corporation	3,507,440
26,000		MetLife, Inc.	988,520
23,700		Morgan Stanley	520,926
44,900		PNC Financial Services Group, Inc.	2,985,850
27,300		SPDR S&P Regional Banking (ETF)	868,140
117,672	*	Sunstone Hotel Investors, Inc. (REIT)	1,448,542
96,800		U.S. Bancorp	3,284,424
100,500		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	2,186,880
62,600		Wells Fargo & Company	2,315,574
			37,293,484

45

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2013

Shares		Security	Value
		Health Care—7.4%
92,200		Abbott Laboratories	$ 3,256,504
79,200		AbbVie, Inc.	3,229,776
41,800	*	Actavis, Inc.	3,850,198
26,200		Baxter International, Inc.	1,903,168
20,800		Covidien, PLC	1,411,072
54,617	*	Express Scripts Holding Company	3,148,670
106,200	*	Gilead Sciences, Inc.	5,196,366
71,700		Johnson & Johnson	5,845,701
15,900		McKesson Corporation	1,716,564
82,700		Merck & Company, Inc.	3,657,821
232,380		Pfizer, Inc.	6,706,487
70,800		Thermo Fisher Scientific, Inc.	5,415,492
45,200		Warner Chilcott, PLC – Class “A”	612,460
			45,950,279
		Industrials—9.4%
50,100		3M Company	5,326,131
50,737		ADT Corporation	2,483,069
68,800		Altra Holdings, Inc.	1,872,736
33,800	*	Armstrong World Industries, Inc.	1,889,082
29,100		Caterpillar, Inc.	2,530,827
32,900		Chicago Bridge & Iron Company NV – NY Shares	2,043,090
40,000	*	Esterline Technologies Corporation	3,028,000
24,200		Gardner Denver, Inc.	1,817,662
88,200		Generac Holdings, Inc.	3,116,988
105,000		General Electric Company	2,427,600
56,800		Honeywell International, Inc.	4,279,880
18,600		IDEX Corporation	993,612
44,100		ITT Corporation	1,253,763
10,800		Lockheed Martin Corporation	1,042,416
61,900		Pentair, Ltd.	3,265,225
10,500		Raytheon Company	617,295
27,300		Snap-on, Inc.	2,257,710
96,300		TAL International Group, Inc.	4,363,353
86,500		Textainer Group Holdings, Ltd.	3,421,075
39,550		Triumph Group, Inc.	3,104,675
99,775		Tyco International, Ltd.	3,192,800
42,200		United Technologies Corporation	3,942,746
			58,269,735

46

Shares		Security	Value
		Information Technology—10.5%
12,000		Apple, Inc.	$ 5,311,560
164,500	*	Arris Group, Inc.	2,824,465
50,000		Avago Technologies, Ltd.	1,796,000
18,700	*	CACI International, Inc. – Class “A”	1,082,169
223,200		Cisco Systems, Inc.	4,667,112
25,600	*	eBay, Inc.	1,388,032
165,600	*	EMC Corporation	3,956,184
13,000		Global Payments, Inc.	645,580
65,600		Hewlett-Packard Company	1,563,904
159,200		Intel Corporation	3,478,520
40,900		International Business Machines Corporation	8,723,970
75,800		Intersil Corporation – Class “A”	660,218
240,000		Microsoft Corporation	6,866,400
72,900	*	NeuStar, Inc. – Class “A”	3,392,037
94,700		Oracle Corporation	3,062,598
44,300	*	PTC, Inc.	1,129,207
70,900		QUALCOMM, Inc.	4,746,755
122,800	*	Symantec Corporation	3,030,704
70,500		TE Connectivity, Ltd.	2,956,065
165,000	*	Yahoo!, Inc.	3,882,450
			65,163,930
		Materials—3.7%
42,800		Celanese Corporation – Series “A”	1,885,340
44,900		Cytec Industries, Inc.	3,326,192
73,700		Freeport-McMoRan Copper & Gold, Inc.	2,439,470
110,000		International Paper Company	5,123,800
45,800		Kronos Worldwide, Inc.	716,770
60,300		LyondellBasell Industries NV – Class “A”	3,816,387
11,100		Praxair, Inc.	1,238,094
35,500		Rock-Tenn Company – Class “A”	3,294,045
38,000		RPM International, Inc.	1,200,040
			23,040,138
		Telecommunication Services—1.6%
118,700		AT&T, Inc.	4,355,103
109,200		Verizon Communications, Inc.	5,367,180
			9,722,283

47

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2013

Shares or
Principal
Amount	Security	Value
	Utilities—.1%
13,000	Atmos Energy Corporation	$ 554,970
Total Value of Common Stocks (cost $246,725,263)		368,465,872
	CORPORATE BONDS—25.8%
	Aerospace/Defense—.4%
$ 1,000M	BAE Systems Holdings, Inc., 4.95%, 6/1/2014 (a)	1,042,846
1,000M	United Technologies Corp., 6.125%, 2/1/2019	1,248,908
		2,291,754
	Agriculture—.2%
1,000M	Cargill, Inc., 6%, 11/27/2017 (a)	1,192,926
	Automotive—.2%
1,000M	Daimler Finance NA, LLC, 2.95%, 1/11/2017 (a)	1,049,964
	Chemicals—.6%
1,500M	CF Industries, Inc., 7.125%, 5/1/2020	1,861,178
1,500M	Dow Chemical Co., 4.25%, 11/15/2020	1,652,655
		3,513,833
	Consumer Durables—.4%
1,000M	Black & Decker Corp., 5.75%, 11/15/2016	1,160,591
1,000M	Newell Rubbermaid, Inc., 4.7%, 8/15/2020	1,111,301
		2,271,892
	Energy—2.1%
1,000M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	1,262,062
1,000M	DCP Midstream, LLC, 9.75%, 3/15/2019 (a)	1,318,541
1,000M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021	1,055,754
1,500M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023	1,519,150
1,000M	ONEOK Partners, LP, 3.375%, 10/1/2022	995,253
1,000M	Petrobras International Finance Co., 5.375%, 1/27/2021	1,083,993
1,000M	Reliance Holdings USA, Inc., 4.5%, 10/19/2020 (a)	1,049,944
500M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018	604,604
1,000M	Suncor Energy, Inc., 6.1%, 6/1/2018	1,210,996
1,000M	Valero Energy Corp., 9.375%, 3/15/2019	1,365,930
1,500M	Weatherford International, Inc., 6.35%, 6/15/2017	1,721,724
		13,187,951

48

Principal
Amount	Security	Value
	Financial Services—3.4%
$ 1,000M	Aflac, Inc., 8.5%, 5/15/2019	$ 1,353,203
	American Express Co.:
500M	6.15%, 8/28/2017	598,691
1,000M	7%, 3/19/2018	1,250,043
	American International Group, Inc.:
750M	4.875%, 9/15/2016	835,277
750M	8.25%, 8/15/2018	973,834
1,000M	Ameriprise Financial, Inc., 5.3%, 3/15/2020	1,191,378
1,000M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022	1,055,903
1,000M	BlackRock, Inc., 5%, 12/10/2019	1,188,227
1,000M	Caterpillar Financial Services Corp., 5.85%, 9/1/2017	1,191,589
1,000M	CoBank, ACB, 7.875%, 4/16/2018 (a)	1,270,220
	ERAC USA Finance Co.:
1,000M	4.5%, 8/16/2021 (a)	1,103,719
500M	3.3%, 10/15/2022 (a)	504,733
1,500M	Ford Motor Credit Co., LLC, 5%, 5/15/2018	1,655,865
	General Electric Capital Corp.:
1,000M	5.625%, 9/15/2017	1,173,151
1,000M	5.3%, 2/11/2021	1,148,249
1,000M	Harley-Davidson Funding Corp., 5.75%, 12/15/2014 (a)	1,080,898
1,000M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	1,098,522
750M	Protective Life Corp., 7.375%, 10/15/2019	921,851
1,000M	Prudential Financial, Inc., 6%, 12/1/2017	1,194,360
		20,789,713
	Financials—3.7%
2,000M	Bank of America Corp., 5.65%, 5/1/2018	2,316,208
	Barclays Bank, PLC:
1,000M	6.75%, 5/22/2019	1,245,493
1,000M	5.125%, 1/8/2020	1,152,032
	Citigroup, Inc.:
1,000M	5%, 9/15/2014	1,050,399
1,000M	6.125%, 11/21/2017	1,183,588
1,500M	Fifth Third Bancorp, 3.5%, 3/15/2022	1,565,865
2,100M	Goldman Sachs Group, Inc., 6.15%, 4/1/2018	2,477,282
2,500M	JPMorgan Chase & Co., 6%, 1/15/2018	2,974,035
	Merrill Lynch & Co., Inc.:
500M	5%, 1/15/2015	532,122
1,000M	6.4%, 8/28/2017	1,174,840
1,800M	Morgan Stanley, 6.625%, 4/1/2018	2,154,062
1,000M	Siemens Financieringsmaatschappij NV, 5.75%, 10/17/2016 (a)	1,157,325

49

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2013

Principal
Amount	Security	Value
	Financials (continued)
$ 1,000M	SunTrust Banks, Inc., 6%, 9/11/2017	$ 1,181,677
488M	UBS AG, 4.875%, 8/4/2020	566,151
	Wells Fargo & Co.:
1,500M	4.6%, 4/1/2021	1,715,988
500M	3.45%, 2/13/2023	504,407
		22,951,474
	Food/Beverage/Tobacco—2.7%
1,500M	Altria Group, Inc., 9.7%, 11/10/2018	2,089,905
1,000M	Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/2019	1,297,098
1,000M	Bottling Group, LLC, 5.125%, 1/15/2019	1,183,028
1,500M	Bunge Ltd., Finance Corp., 3.2%, 6/15/2017	1,553,111
1,000M	ConAgra Foods, Inc., 5.875%, 4/15/2014	1,050,295
1,000M	Corn Products International, Inc., 4.625%, 11/1/2020	1,115,566
1,000M	Diageo Capital, PLC, 5.75%, 10/23/2017	1,192,785
1,000M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018	1,254,699
1,500M	Lorillard Tobacco Co., 6.875%, 5/1/2020	1,821,820
1,000M	Mead Johnson Nutrition Co., 4.9%, 11/1/2019	1,138,216
1,000M	Philip Morris International, Inc., 5.65%, 5/16/2018	1,202,110
1,500M	SABMiller Holdings, Inc., 3.75%, 1/15/2022 (a)	1,608,540
		16,507,173
	Food/Drug—.2%
1,000M	Safeway, Inc., 4.75%, 12/1/2021	1,078,388
	Forest Products/Containers—.2%
1,000M	International Paper Co., 9.375%, 5/15/2019	1,376,022
	Gaming/Leisure—.2%
1,000M	Marriott International, Inc., 3.25%, 9/15/2022	1,006,035
	Health Care—1.3%
1,000M	Biogen IDEC, Inc., 6.875%, 3/1/2018	1,225,356
1,000M	Express Scripts Holding Co., 4.75%, 11/15/2021	1,137,351
1,000M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	1,028,567
1,000M	Mylan, Inc., 3.125%, 1/15/2023 (a)	986,737
1,000M	Novartis Securities Investments, Ltd., 5.125%, 2/10/2019	1,195,559
1,000M	Quest Diagnostics, Inc., 6.4%, 7/1/2017	1,170,152
1,000M	Roche Holdings, Inc., 6%, 3/1/2019 (a)	1,245,293
		7,989,015

50

Principal
Amount	Security	Value
	Household Products—.2%
$ 1,000M	Clorox Co., 3.05%, 9/15/2022	$ 1,010,917
	Information Technology—1.1%
1,000M	Corning, Inc., 4.75%, 3/15/2042	1,023,035
1,000M	Harris Corp., 4.4%, 12/15/2020	1,098,177
1,500M	Motorola Solutions, Inc., 6%, 11/15/2017	1,757,518
1,000M	Pitney Bowes, Inc., 5.75%, 9/15/2017	1,092,815
1,500M	Symantec Corp., 3.95%, 6/15/2022	1,544,022
		6,515,567
	Manufacturing—1.1%
1,000M	CRH America, Inc., 8.125%, 7/15/2018	1,244,184
1,000M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018	1,208,351
1,000M	John Deere Capital Corp., 5.35%, 4/3/2018	1,189,572
1,000M	Johnson Controls, Inc., 5%, 3/30/2020	1,139,906
1,000M	Tyco Electronics Group SA, 6.55%, 10/1/2017	1,197,024
1,000M	Tyco Flow Control International, Ltd., 3.15%, 9/15/2022 (a)	985,178
		6,964,215
	Media-Broadcasting—1.0%
1,000M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018 (a)	1,368,277
1,000M	CBS Corp., 8.875%, 5/15/2019	1,337,283
1,500M	Comcast Corp., 5.15%, 3/1/2020	1,779,701
1,000M	Time Warner Cable, Inc., 6.2%, 7/1/2013	1,013,392
500M	Time Warner Entertainment Co., LP, 8.375%, 3/15/2023	684,838
		6,183,491
	Media-Diversified—.3%
1,000M	McGraw-Hill Cos., Inc., 5.9%, 11/15/2017	1,129,694
1,000M	Vivendi SA, 6.625%, 4/4/2018 (a)	1,170,668
		2,300,362
	Metals/Mining—1.5%
1,500M	Alcoa, Inc., 6.15%, 8/15/2020	1,635,570
1,500M	ArcelorMittal, 6.125%, 6/1/2018	1,621,799
1,500M	Newmont Mining Corp., 5.125%, 10/1/2019	1,736,636
1,500M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021	1,583,068
1,500M	Vale Overseas, Ltd., 5.625%, 9/15/2019	1,698,851
1,000M	Xstrata Canada Financial Corp., 4.95%, 11/15/2021 (a)	1,077,390
		9,353,314

51

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2013

Principal
Amount	Security	Value
	Real Estate Investment Trusts—1.2%
$ 1,500M	Boston Properties, LP, 5.875%, 10/15/2019	$ 1,807,404
1,000M	Digital Realty Trust, LP, 5.25%, 3/15/2021	1,110,693
1,000M	HCP, Inc., 5.375%, 2/1/2021	1,163,495
1,000M	ProLogis, LP, 6.625%, 5/15/2018	1,203,862
1,000M	Simon Property Group, LP, 5.75%, 12/1/2015	1,117,317
1,000M	Ventas Realty, LP, 4.75%, 6/1/2021	1,113,190
		7,515,961
	Retail-General Merchandise—.5%
1,500M	GAP, Inc., 5.95%, 4/12/2021	1,717,461
1,000M	Home Depot, Inc., 5.875%, 12/16/2036	1,247,227
		2,964,688
	Telecommunications—.7%
1,000M	BellSouth Telecommunications, 6.375%, 6/1/2028	1,212,530
1,000M	GTE Corp., 6.84%, 4/15/2018	1,237,134
1,000M	Rogers Communications, Inc., 3%, 3/15/2023	1,005,641
649M	Verizon Communications, Inc., 8.75%, 11/1/2018	873,809
		4,329,114
	Transportation—.6%
1,500M	Burlington Northern Santa Fe, LLC, 3%, 3/15/2023	1,514,643
1,000M	Con-way, Inc., 7.25%, 1/15/2018	1,179,212
1,000M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022 (a)	1,056,532
		3,750,387
	Utilities—1.8%
925M	Arizona Public Service Co., 8.75%, 3/1/2019	1,251,127
1,000M	Atmos Energy Corp., 8.5%, 3/15/2019	1,350,865
1,000M	Consolidated Edison Co. of New York, 7.125%, 12/1/2018	1,299,120
1,000M	E.ON International Finance BV, 5.8%, 4/30/2018 (a)	1,197,750
1,000M	Electricite de France SA, 6.5%, 1/26/2019 (a)	1,222,422
1,500M	Exelon Generation Co., LLC, 5.2%, 10/1/2019	1,700,040
451M	Great River Energy Co., 5.829%, 7/1/2017 (a)	489,955
1,000M	Ohio Power Co., 5.375%, 10/1/2021	1,205,716
1,000M	Sempra Energy, 9.8%, 2/15/2019	1,407,341
		11,124,336

52

Principal
Amount	Security	Value
	Waste Management—.2%
$ 1,000M	Republic Services, Inc., 3.8%, 5/15/2018	$ 1,100,931
Total Value of Corporate Bonds (cost $146,098,947)		158,319,423
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—6.3%
	Fannie Mae—3.7%
3,449M	3%, 3/1/2027 – 4/11/2043 (b)	3,602,631
2,702M	3.5%, 8/1/2042 – 9/1/2042	2,856,270
3,633M	4%, 12/1/2040 – 10/1/2041	3,914,256
2,077M	5%, 4/1/2040	2,321,615
5,289M	5.5%, 5/1/2033 – 10/1/2039	5,869,945
2,421M	6%, 5/1/2036 – 8/1/2037	2,675,091
748M	6.5%, 11/1/2033 – 6/1/2036	838,179
695M	7%, 3/1/2032 – 8/1/2032	781,238
		22,859,225
	Freddie Mac—1.1%
1,169M	4%, 11/1/2040 (b)	1,258,771
1,609M	4.5%, 10/1/2040	1,775,565
2,935M	5.5%, 5/1/2038 – 10/1/2039	3,262,383
347M	6%, 9/1/2032 – 6/1/2035	387,918
		6,684,637
	Government National Mortgage Association II
	Program—1.5%
1,799M	3%, 11/20/2042	1,886,597
3,372M	3.5%, 9/20/2042	3,610,634
3,409M	4.5%, 7/20/2041	3,756,826
		9,254,057
Total Value of Residential Mortgage-Backed Securities (cost $37,348,025)		38,797,919

53

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2013

Principal
Amount	Security	Value
	U.S. GOVERNMENT OBLIGATIONS—1.8%
$11,000M	U.S. Treasury Note, 1.375%, 12/31/2018 (cost $11,017,827)	$ 11,271,568
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—1.8%
	Fannie Mae:
3,000M	0.875%, 10/26/2017	3,007,377
1,000M	0.875%, 2/8/2018	998,245
	Freddie Mac:
1,000M	5.125%, 10/18/2016	1,162,646
1,000M	1.25%, 5/12/2017	1,022,927
1,500M	5.125%, 11/17/2017	1,793,830
1,000M	0.75%, 1/12/2018	995,058
	Tennessee Valley Authority:
1,000M	4.375%, 6/15/2015	1,088,336
1,000M	4.5%, 4/1/2018	1,173,295
Total Value of U.S. Government Agency Obligations (cost $10,832,760)		11,241,714
	MUNICIPAL BONDS—1.5%
2,500M	Dallas-Fort Worth TX Int’l. Arpt. Rev., 5%, 11/1/2042	2,658,675
6,000M	Massachusetts State Port Auth. Rev., 5%, 7/1/2042	6,554,760
Total Value of Municipal Bonds (cost $9,320,561)		9,213,435
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—2.5%
	Federal Home Loan Bank:
1,000M	0.09%, 4/3/2013	999,995
14,500M	0.077%, 4/24/2013	14,499,287
Total Value of Short-Term Corporate Notes (cost $15,499,282)		15,499,282
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—.3%
2,000M	U.S. Treasury Bills, 0.077%, 4/18/2013 (cost $1,999,927)	1,999,927
Total Value of Investments (cost $478,842,592)	99.5%	614,809,140
Other Assets, Less Liabilities	.5	3,356,681
Net Assets	100.0%	$618,165,821

*	Non-income producing
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).
(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1G).

54

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$368,465,872	$—	$—	$368,465,872
Corporate Bonds	—	158,319,423	—	158,319,423
Residential Mortgage-Backed
Securities	—	38,797,919	—	38,797,919
U.S. Government Obligations	—	11,271,568	—	11,271,568
U.S. Government Agency
Obligations	—	11,241,714	—	11,241,714
Municipal Bonds	—	9,213,435	—	9,213,435
Short-Term U.S. Government
Agency Obligations	—	15,499,282	—	15,499,282
Short-Term U.S. Government
Obligations	—	1,999,927	—	1,999,927
Total Investments in Securities*	$368,465,872	$246,343,268	$—	$614,809,140

*	The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

There were no transfers into or from Level 1 or Level 2 by the Fund during the period ended March 31,
2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	55

Fund Expenses (unaudited)
EQUITY INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/12)	(3/31/13)	(10/1/12–3/31/13)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,114.54	$6.91
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.40	$6.59
Expense Example – Class B Shares
Actual	$1,000.00	$1,107.91	$10.56
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.91	$10.10

*	Expenses are equal to the annualized expense ratio of 1.31% for Class A shares and 2.01% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2013, and are based on the total market value of investments.

56

Portfolio of Investments
EQUITY INCOME FUND
March 31, 2013

Shares		Security	Value
		COMMON STOCKS—92.7%
		Consumer Discretionary—11.1%
153,000		Comcast Corporation – Special Shares “A”	$ 6,061,860
130,300		Dana Holding Corporation	2,323,249
112,500		Delphi Automotive, PLC	4,995,000
22,900		Genuine Parts Company	1,786,200
90,000		GNC Holdings, Inc. – Class “A”	3,535,200
49,300		Home Depot, Inc.	3,440,154
69,500		Lowe’s Companies, Inc.	2,635,440
23,600		McDonald’s Corporation	2,352,684
169,900		Newell Rubbermaid, Inc.	4,434,390
115,000	*	Orient-Express Hotels, Ltd. – Class “A”	1,133,900
138,400		Regal Entertainment Group – Class “A”	2,307,128
150,000		Staples, Inc.	2,014,500
43,400		Target Corporation	2,970,730
64,633		Time Warner, Inc.	3,724,153
20,000		Tupperware Brands Corporation	1,634,800
69,400		Walt Disney Company	3,941,920
			49,291,308
		Consumer Staples—12.5%
230,000		Altria Group, Inc.	7,909,700
89,300		Avon Products, Inc.	1,851,189
28,800		Beam, Inc.	1,829,952
84,200		Coca-Cola Company	3,405,048
152,500		ConAgra Foods, Inc.	5,461,025
91,700		CVS Caremark Corporation	5,042,583
45,000		Dr. Pepper Snapple Group, Inc.	2,112,750
22,300		Herbalife, Ltd.	835,135
38,300		Kimberly-Clark Corporation	3,752,634
63,066		Kraft Foods Group, Inc.	3,249,791
20,000		Nu Skin Enterprises, Inc. – Class “A”	884,000
48,500		PepsiCo, Inc.	3,836,835
54,800		Philip Morris International, Inc.	5,080,508
89,700	*	Prestige Brands Holdings, Inc.	2,304,393
55,400		Procter & Gamble Company	4,269,124
45,900		Wal-Mart Stores, Inc.	3,434,697
			55,259,364

57

Portfolio of Investments (continued)
EQUITY INCOME FUND
March 31, 2013

Shares	Security	Value
	Energy—9.4%
69,400	Chevron Corporation	$ 8,246,108
66,500	ConocoPhillips	3,996,650
59,600	Devon Energy Corporation	3,362,632
45,000	Ensco, PLC – Class “A”	2,700,000
77,400	ExxonMobil Corporation	6,974,514
69,600	Marathon Oil Corporation	2,346,912
28,000	Marathon Petroleum Corporation	2,508,800
25,000	Noble Corporation	953,750
44,500	Occidental Petroleum Corporation	3,487,465
65,500	Royal Dutch Shell, PLC – Class “A” (ADR)	4,267,980
76,000	Seadrill, Ltd.	2,827,960
		41,672,771
	Financials—13.3%
52,600	ACE, Ltd.	4,679,822
21,300	Ameriprise Financial, Inc.	1,568,745
123,000	Berkshire Hills Bancorp, Inc.	3,141,420
22,856	Chubb Corporation	2,000,586
65,000	Discover Financial Services	2,914,600
125,000	Financial Select Sector SPDR Fund (ETF)	2,273,750
150,600	FirstMerit Corporation	2,489,418
39,600	Invesco, Ltd.	1,146,816
30,000	iShares S&P U.S. Preferred Stock Index Fund (ETF)	1,215,600
157,800	JPMorgan Chase & Company	7,489,188
43,900	M&T Bank Corporation	4,528,724
52,900	PNC Financial Services Group, Inc.	3,517,850
66,500	Protective Life Corporation	2,380,700
54,300	Select Income REIT (REIT)	1,436,235
55,100	Tompkins Financial Corporation	2,329,628
32,800	Travelers Companies, Inc.	2,761,432
83,300	U.S. Bancorp	2,826,369
88,500	Urstadt Biddle Properties, Inc. – Class “A” (REIT)	1,925,760
188,500	Wells Fargo & Company	6,972,615
130,500	Westfield Financial, Inc.	1,015,290
		58,614,548
	Health Care—12.1%
86,100	Abbott Laboratories	3,041,052
86,100	AbbVie, Inc	3,511,158
44,600	Baxter International, Inc.	3,239,744
55,000	Covidien, PLC	3,731,200

58

Shares		Security	Value
		Health Care (continued)
87,400		GlaxoSmithKline, PLC (ADR)	$ 4,099,934
123,900		Johnson & Johnson	10,101,567
210,211		Merck & Company, Inc.	9,297,632
49,000		Novartis AG (ADR)	3,490,760
371,300		Pfizer, Inc.	10,715,718
161,500		Warner Chilcott, PLC – Class “A”	2,188,325
			53,417,090
		Industrials—12.2%
38,600		3M Company	4,103,566
64,537		ADT Corporation	3,158,441
63,000		Altra Holdings, Inc.	1,714,860
35,700		Dover Corporation	2,601,816
30,000		Eaton Corporation, PLC	1,837,500
19,800	*	Esterline Technologies Corporation	1,498,860
52,000		G&K Services, Inc. – Class “A”	2,366,520
75,000		Generac Holdings, Inc.	2,650,500
17,800		General Dynamics Corporation	1,255,078
323,600		General Electric Company	7,481,632
71,900		Honeywell International, Inc.	5,417,665
56,450		ITT Corporation	1,604,873
31,372		Pentair, Ltd.	1,654,873
23,800		TAL International Group, Inc.	1,078,378
35,800		Textainer Group Holdings, Ltd.	1,415,890
56,500		Triumph Group, Inc.	4,435,250
89,075		Tyco International, Ltd.	2,850,400
34,200		United Parcel Service, Inc. – Class “B”	2,937,780
40,000		United Technologies Corporation	3,737,200
			53,801,082
		Information Technology—7.8%
39,100		Automatic Data Processing, Inc.	2,542,282
257,000		Cisco Systems, Inc.	5,373,870
299,700		Intel Corporation	6,548,445
228,700		Intersil Corporation – Class “A”	1,991,977
38,700		Maxim Integrated Products, Inc.	1,263,555
290,000		Microsoft Corporation	8,296,900
39,800		Molex, Inc.	1,165,344

59

Portfolio of Investments (continued)
EQUITY INCOME FUND
March 31, 2013

Shares	Security	Value
	Information Technology (continued)
50,000	Oracle Corporation	$ 1,617,000
52,800	QUALCOMM, Inc.	3,534,960
49,200	TE Connectivity, Ltd.	2,062,956
		34,397,289
	Materials—5.2%
28,300	Cytec Industries, Inc.	2,096,464
66,900	Dow Chemical Company	2,130,096
62,600	DuPont (E.I.) de Nemours & Company	3,077,416
65,000	Freeport-McMoRan Copper & Gold, Inc.	2,151,500
105,400	International Paper Company	4,909,532
51,700	LyondellBasell Industries NV – Class “A”	3,272,093
38,000	Rock-Tenn Company – Class “A”	3,526,020
59,100	Sonoco Products Company	2,067,909
		23,231,030
	Telecommunication Services—4.2%
223,230	AT&T, Inc.	8,190,309
63,800	CenturyLink, Inc.	2,241,294
87,100	NTELOS Holdings Corporation	1,115,751
140,500	Verizon Communications, Inc.	6,905,575
		18,452,929
	Utilities—4.9%
89,500	American Electric Power Company, Inc.	4,352,385
50,100	NextEra Energy, Inc.	3,891,768
120,900	NiSource, Inc.	3,547,206
112,600	Portland General Electric Company	3,415,158
90,000	PPL Corporation	2,817,900
106,400	Vectren Corporation	3,768,688
		21,793,105
Total Value of Common Stocks (cost $309,945,403)		409,930,516
	PREFERRED STOCKS—.3%
	Financials
46,000	Urstadt Biddle Properties, Inc., 7.125% Series F (cost $1,150,000)	1,240,160

60

Principal
Amount	Security		Value
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—3.8%
	Federal Home Loan Bank:
$ 6,000M	0.09%, 4/3/2013		$ 5,999,970
10,000M	0.077%, 4/24/2013		9,999,508
1,000M	Freddie Mac, 0.1%, 4/17/2013		999,956
Total Value of Short-Term U.S. Government Agency Obligations (cost $16,999,434) 16,999,434
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—2.8%
	U.S. Treasury Bills:
6,500M	0.07%, 4/11/2013		6,499,873
6,000M	0.077%, 4/18/2013		5,999,782
Total Value of Short-Term U.S. Government Obligations (cost $12,499,655)			12,499,655
Total Value of Investments (cost $340,594,492)		99.6%	440,669,765
Other Assets, Less Liabilities		.4	1,637,851
Net Assets		100.0%	$442,307,616

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

61

Portfolio of Investments (continued)
EQUITY INCOME FUND
March 31, 2013

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$409,930,516	$—	$—	$409,930,516
Preferred Stocks	1,240,160	—	—	1,240,160
Short-Term U.S. Government
Agency Obligations	—	16,999,434	—	16,999,434
Short-Term U.S. Government
Obligations	—	12,499,655	—	12,499,655
Total Investments in Securities*	$411,170,676	$29,499,089	$—	$440,669,765

*	The Portfolio of Investments provides information on the industry categorization for common and preferred stocks.

There were no transfers into or from Level 1 or Level 2 by the Fund during the period ended
March 31, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

62	See notes to financial statements

Fund Expenses (unaudited)
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/12)	(3/31/13)	(10/1/12–3/31/13)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,130.10	$6.74
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.60	$6.39
Expense Example – Class B Shares
Actual	$1,000.00	$1,124.96	$10.44
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.11	$9.90

*	Expenses are equal to the annualized expense ratio of 1.27% for Class A shares and 1.97% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2013, and are based on the total market value of investments.

63

Portfolio of Investments
GROWTH & INCOME FUND
March 31, 2013

Shares		Security	Value
		COMMON STOCKS—98.2%
		Consumer Discretionary—15.1%
190,000		Allison Transmission Holdings, Inc.	$ 4,561,900
410,000		Best Buy Company, Inc.	9,081,500
115,000	*	BorgWarner, Inc.	8,894,100
430,000		CBS Corporation – Class “B”	20,076,700
41,700		Coach, Inc.	2,084,583
650,000		Dana Holding Corporation	11,589,500
305,000		Delphi Automotive, PLC	13,542,000
425,000		GNC Holdings, Inc. – Class “A”	16,694,000
180,000		Home Depot, Inc.	12,560,400
315,000		L Brands, Inc.	14,067,900
30,000		Lowe’s Companies, Inc.	1,137,600
114,100		McDonald’s Corporation	11,374,629
475,000		Newell Rubbermaid, Inc.	12,397,500
400,000		Pier 1 Imports, Inc.	9,200,000
200,000	*	Select Comfort Corporation	3,954,000
750,000		Staples, Inc.	10,072,500
150,000	*	Steiner Leisure, Ltd.	7,254,000
631,800		Stewart Enterprises, Inc. – Class “A”	5,869,422
110,000	*	TRW Automotive Holdings Corporation	6,050,000
100,000		Tupperware Brands Corporation	8,174,000
160,000		Walt Disney Company	9,088,000
230,000		Wyndham Worldwide Corporation	14,830,400
			212,554,634
		Consumer Staples—9.7%
420,000		Altria Group, Inc.	14,443,800
450,000		Avon Products, Inc.	9,328,500
432,600		Coca-Cola Company	17,494,344
285,000		CVS Caremark Corporation	15,672,150
150,000		Herbalife, Ltd.	5,617,500
340,000		Nu Skin Enterprises, Inc. – Class “A”	15,028,000
126,000		PepsiCo, Inc.	9,967,860
275,000		Philip Morris International, Inc.	25,495,250
135,562		Procter & Gamble Company	10,446,408
175,000		Wal-Mart Stores, Inc.	13,095,250
			136,589,062

64

Shares		Security	Value
		Energy—10.6%
138,000		Anadarko Petroleum Corporation	$ 12,068,100
144,800		Chevron Corporation	17,205,136
230,000		ConocoPhillips	13,823,000
51,500		Devon Energy Corporation	2,905,630
145,000		Ensco, PLC – Class “A”	8,700,000
240,490		ExxonMobil Corporation	21,670,554
31,700		Hess Corporation	2,270,037
6,920		Hugoton Royalty Trust	64,564
348,019		Marathon Oil Corporation	11,735,201
142,509		Marathon Petroleum Corporation	12,768,806
132,500		National Oilwell Varco, Inc.	9,374,375
353,600		Noble Corporation	13,489,840
115,000		Phillips 66	8,046,550
60,000		Sasol, Ltd. (ADR)	2,660,400
48,300		Schlumberger, Ltd.	3,617,187
302,900		Suncor Energy, Inc.	9,090,029
			149,489,409
		Financials—9.7%
230,000		American Express Company	15,515,800
140,000		Ameriprise Financial, Inc.	10,311,000
212,000		Brookline Bancorp, Inc.	1,937,680
255,000		Discover Financial Services	11,434,200
100,000		Financial Select Sector SPDR Fund (ETF)	1,819,000
290,000		FirstMerit Corporation	4,793,700
170,600	*	Health Insurance Innovations, Inc. – Class “A”	2,574,354
130,000		Invesco, Ltd.	3,764,800
396,730		JPMorgan Chase & Company	18,828,806
125,000		M&T Bank Corporation	12,895,000
100,000		MetLife, Inc.	3,802,000
100,000		Morgan Stanley	2,198,000
165,000		PNC Financial Services Group, Inc.	10,972,500
100,000		SPDR S&P Regional Banking (ETF)	3,180,000
357,666	*	Sunstone Hotel Investors, Inc. (REIT)	4,402,868
355,000		U.S. Bancorp	12,045,150
350,000		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	7,616,000
237,050		Wells Fargo & Company	8,768,479
			136,859,337

65

Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2013

Shares		Security	Value
		Health Care—12.1%
341,600		Abbott Laboratories	$ 12,065,312
291,600		AbbVie, Inc.	11,891,448
155,000	*	Actavis, Inc.	14,277,050
100,000		Baxter International, Inc.	7,264,000
75,000		Covidien, PLC	5,088,000
200,000	*	Express Scripts Holding Company	11,530,000
390,000	*	Gilead Sciences, Inc.	19,082,700
270,625		Johnson & Johnson	22,064,056
60,000		McKesson Corporation	6,477,600
303,300		Merck & Company, Inc.	13,414,959
853,453		Pfizer, Inc.	24,630,653
260,000		Thermo Fisher Scientific, Inc.	19,887,400
175,000		Warner Chilcott, PLC – Class “A”	2,371,250
			170,044,428
		Industrials—15.3%
185,000		3M Company	19,667,350
186,237		ADT Corporation	9,114,439
250,000		Altra Holdings, Inc.	6,805,000
129,400	*	Armstrong World Industries, Inc.	7,232,166
107,000		Caterpillar, Inc.	9,305,790
120,000		Chicago Bridge & Iron Company NV – NY Shares	7,452,000
140,000	*	Esterline Technologies Corporation	10,598,000
90,000		Gardner Denver, Inc.	6,759,900
325,000		Generac Holdings, Inc.	11,485,500
385,000		General Electric Company	8,901,200
209,700		Honeywell International, Inc.	15,800,895
65,000		IDEX Corporation	3,472,300
170,000		ITT Corporation	4,833,100
45,000		Lockheed Martin Corporation	4,343,400
227,072		Pentair, Ltd.	11,978,048
62,500		Raytheon Company	3,674,375
100,000		Snap-on, Inc.	8,270,000
330,000		TAL International Group, Inc.	14,952,300
315,000		Textainer Group Holdings, Ltd.	12,458,250
145,000		Triumph Group, Inc.	11,382,500
372,475		Tyco International, Ltd.	11,919,200
154,700		United Technologies Corporation	14,453,621
			214,859,334

66

Shares		Security	Value
		Information Technology—17.1%
43,500		Apple, Inc.	$ 19,254,405
604,800	*	Arris Group, Inc.	10,384,416
180,000		Avago Technologies, Ltd.	6,465,600
69,500	*	CACI International, Inc. – Class “A”	4,021,965
825,000		Cisco Systems, Inc.	17,250,750
100,000	*	eBay, Inc.	5,422,000
600,000	*	EMC Corporation	14,334,000
50,000		Global Payments, Inc.	2,483,000
321,300		Hewlett-Packard Company	7,659,792
583,775		Intel Corporation	12,755,484
151,425		International Business Machines Corporation	32,298,952
301,200		Intersil Corporation – Class “A”	2,623,452
876,345		Microsoft Corporation	25,072,230
267,100	*	NeuStar, Inc. – Class “A”	12,428,163
350,000		Oracle Corporation	11,319,000
163,600	*	PTC, Inc.	4,170,164
260,000		QUALCOMM, Inc.	17,407,000
455,200	*	Symantec Corporation	11,234,336
235,000		TE Connectivity, Ltd.	9,853,550
605,000	*	Yahoo!, Inc.	14,235,650
			240,673,909
		Materials—5.9%
156,900		Celanese Corporation – Series “A”	6,911,445
165,000		Cytec Industries, Inc.	12,223,200
270,000		Freeport-McMoRan Copper & Gold, Inc.	8,937,000
405,000		International Paper Company	18,864,900
74,400		Kronos Worldwide, Inc.	1,164,360
220,000		LyondellBasell Industries NV – Class “A”	13,923,800
40,000		Praxair, Inc.	4,461,600
130,000		Rock-Tenn Company – Class “A”	12,062,700
135,000		RPM International, Inc.	4,263,300
			82,812,305
		Telecommunication Services—2.5%
435,300		AT&T, Inc.	15,971,157
396,400		Verizon Communications, Inc.	19,483,060
			35,454,217

67

Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2013

Shares or
Principal
Amount	Security		Value
	Utilities—.2%
50,000	Atmos Energy Corporation		$ 2,134,500
Total Value of Common Stocks (cost $937,183,389)			1,381,471,135
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—1.0%
	U.S. Treasury Bills:
$8,500M	0.07%, 4/11/2013		8,499,835
6,000M	0.077%, 4/18/2013		5,999,782
Total Value of Short-Term U.S. Government Obligations (cost $14,499,617)			14,499,617
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—.8%
8,000M	Federal Home Loan Bank, 0.09%, 4/3/2013		7,999,960
3,269M	Freddie Mac, 0.07%, 4/24/2013		3,268,854
Total Value of Short-Term U.S. Government Agency Obligations (cost $11,268,814)			11,268,814
Total Value of Investments (cost $962,951,820)		100.0%	1,407,239,566
Excess of Liabilities Over Other Assets		—	(229,283)
Net Assets		100.0%	$1,407,010,283

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

68

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,381,471,135	$—	$—	$1,381,471,135
Short-Term U.S. Government
Obligations	—	14,499,617	—	14,499,617
Short-Term U.S. Government
Agency Obligations	—	11,268,814	—	11,268,814
Total Investments in Securities*	$1,381,471,135	$25,768,431	$—	$1,407,239,566

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 or Level 2 by the Fund during the period ended
March 31, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	69

Fund Expenses (unaudited)
GLOBAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/12)	(3/31/13)	(10/1/12–3/31/13)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,083.44	$8.73
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.55	$8.45
Expense Example – Class B Shares
Actual	$1,000.00	$1,079.57	$12.34
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,013.06	$11.94

*	Expenses are equal to the annualized expense ratio of 1.68% for Class A shares and 2.38% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2013, and are based on the total market value of investments.

70

Portfolio of Investments
GLOBAL FUND
March 31, 2013

Shares		Security	Value
		COMMON STOCKS—97.2%
		United States—48.9%
8,100		Accenture, PLC – Class “A”	$ 615,357
18,700		Aetna, Inc.	955,944
52,245		Aflac, Inc.	2,717,785
43,155		AGCO Corporation	2,249,239
85,250		Altria Group, Inc.	2,931,747
24,280	*	American International Group, Inc.	942,550
21,715		Ameriprise Financial, Inc.	1,599,310
40,755		Amgen, Inc.	4,177,795
30,945		Anadarko Petroleum Corporation	2,706,140
28,700		Analog Devices, Inc.	1,334,263
8,070		Apple, Inc.	3,572,024
50,300		Assured Guaranty, Ltd.	1,036,683
92,335		AT&T, Inc.	3,387,771
3,820	*	AutoZone, Inc.	1,515,661
18,500	*	Bed Bath & Beyond, Inc.	1,191,770
14,415		BlackRock, Inc.	3,702,925
13,500	*	Cameron International Corporation	880,200
42,255		Cardinal Health, Inc.	1,758,653
33,900		Carnival Corporation	1,162,770
40,990		CBS Corporation – Class “B”	1,913,823
21,265	*	Check Point Software Technologies, Ltd.	999,242
42,395		Chevron Corporation	5,037,374
6,340		Chicago Bridge & Iron Company NV – NY Shares	393,714
18,665		Cigna Corporation	1,164,136
203,770		Cisco Systems, Inc.	4,260,831
96,495		Citigroup, Inc.	4,268,939
28,420		Comcast Corporation – Class “A”	1,193,924
27,140		Covidien, PLC	1,841,178
38,000		CVS Caremark Corporation	2,089,620
53,800		D.R. Horton, Inc.	1,307,340
11,600		Deere & Company	997,368
36,750	*	Dollar Tree, Inc.	1,779,802
49,960		Eaton Corporation, PLC	3,060,050
39,970	*	eBay, Inc.	2,167,173
44,970		Eli Lilly & Company	2,553,846
122,810	*	EMC Corporation	2,933,931
54,165		Ensco, PLC – Class “A”	3,249,900
14,200	*	Express Scripts Holding Company	818,630
24,950		FedEx Corporation	2,450,090
5,730		Flowserve Corporation	960,978
142,360		General Electric Company	3,291,363

71

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2013

Shares		Security	Value
		United States (continued)
9,200	*	Gilead Sciences, Inc.	$ 450,156
5,010	*	Google, Inc. – Class “A”	3,978,090
31,310	*	Green Mountain Coffee Roasters, Inc.	1,777,156
12,650		Honeywell International, Inc.	953,178
3,600		International Business Machines Corporation	767,880
48,500		Interpublic Group of Companies., Inc.	631,955
23,540		Johnson & Johnson	1,919,216
109,800		JPMorgan Chase & Company	5,211,108
22,900		Las Vegas Sands Corporation	1,290,415
86,150		Lowe’s Companies, Inc.	3,266,808
20,335		Mattel, Inc.	890,470
7,500		McKesson Corporation	809,700
116,785		Microsoft Corporation	3,341,219
18,735		NextEra Energy, Inc.	1,455,335
95,750		Oracle Corporation	3,096,555
32,380		PepsiCo, Inc.	2,561,582
121,390		Pfizer, Inc.	3,503,315
8,900		Philip Morris International, Inc.	825,119
46,375		PNC Financial Services Group, Inc.	3,083,938
43,100		Procter & Gamble Company	3,321,286
38,670		QUALCOMM, Inc.	2,588,957
14,500		Ross Stores, Inc.	878,990
30,885		St. Jude Medical, Inc.	1,248,989
19,540		Starwood Hotels & Resorts Worldwide, Inc.	1,245,284
10,300		United Parcel Service, Inc. – Class “B”	884,770
19,700		UnitedHealth Group, Inc.	1,127,037
22,000		Waddell & Reed Financial, Inc. – Class “A”	963,160
41,475		Walgreen Company	1,977,528
22,860		Wal-Mart Stores, Inc.	1,710,614
10,300		Walt Disney Company	585,040
33,000		Wells Fargo & Company	1,220,670
21,050	*	WESCO International, Inc.	1,528,440
29,200	*	Whiting Petroleum Corporation	1,484,528
			147,750,327
		United Kingdom—7.2%
93,260		Aberdeen Asset Management, PLC	607,789
17,400		AstraZeneca, PLC (ADR)	869,652
129,490		BG Group, PLC	2,219,874
396,589		BP, PLC	2,769,505
45,205		BP, PLC (ADR)	1,914,432
37,630		Diageo, PLC (a)	1,185,633

72

Shares		Security	Value
		United Kingdom (continued)
284,699		Direct Line Insurance Group, PLC	$ 881,025
64,020		Imperial Tobacco Group, PLC	2,234,872
1,844,402	*	Lloyds Banking Group, PLC	1,363,620
268,761		National Grid, PLC	3,121,949
166,923		Rexam, PLC	1,337,016
194,208	*	Rolls-Royce Holdings, PLC	3,332,296
			21,837,663
		France—7.0%
38,355		Accor SA	1,334,712
28,608		Air Liquide SA	3,481,774
180,597		AXA SA	3,109,823
36,680		BNP Paribas SA (a)	1,885,905
7,091		Bureau Veritas SA	884,144
14,168		Essilor International SA	1,578,245
18,850		Pernod Ricard SA	2,352,982
13,839		Renault SA	868,536
76,851		Rexel SA	1,680,092
27,389		Safran SA	1,223,741
11,698		Unibail-Rodamco	2,729,373
			21,129,327
		Japan—7.0%
37,300		Aisin Seiki Company, Ltd.	1,366,715
31,900		Daiichi Sankyo Company, Ltd.	614,114
7,500		Daito Trust Construction Company, Ltd.	642,948
37,100		Eisai Company, Ltd.	1,659,280
37,200		FamilyMart Company, Ltd.	1,699,362
11,200		FANUC, Ltd.	1,714,188
29,700		Honda Motor Company, Ltd.	1,137,205
29,800		Japan Tobacco, Inc.	952,446
521,600		Mitsubishi UFJ Financial Group, Inc.	3,128,934
22,000		Mitsui Fudosan Company, Ltd.	625,229
191,700		Nomura Holdings, Inc.	1,182,578
71,500		Rakuten, Inc.	730,818
66,000		Shizuoka Bank, Ltd.	743,395
27,600		Softbank Corporation	1,268,156
50,500		Tokio Marine Holdings, Inc.	1,452,372
421,000		Toshiba Corporation	2,131,419
			21,049,159

73

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2013

Shares		Security	Value
		Switzerland—4.8%
12,925		Compagnie Financiere Richemont SA	$ 1,016,857
43,636	*	Credit Suisse Group AG – Registered	1,147,867
1,061		Givaudan SA	1,306,432
62,230		Julius Baer Group, Ltd.	2,425,587
1,263		Partners Group Holding AG	312,499
24,156		Roche Holding AG – Genusscheine	5,637,548
14,684	*	Swiss Reinsurance Company, Ltd.	1,197,111
83,800	*	UBS AG – Registered	1,287,597
			14,331,498
		Canada—3.6%
53,600		Barrick Gold Corporation	1,575,840
41,700		Canadian National Railway Company	4,179,645
18,800	*	MEG Energy Corporation	603,258
67,800		Suncor Energy, Inc.	2,033,433
47,600		Tim Hortons, Inc.	2,585,332
			10,977,508
		China—2.4%
1,549,000		China Construction Bank Corporation	1,265,117
612,600		China Pacific Insurance Group Company, Ltd.	2,016,313
166,000		ENN Energy Holdings, Ltd.	919,531
1,580,000		Lenovo Group, Ltd.	1,569,283
184,000		Shandong Weigao Group Medical Polymer Company, Ltd.	166,634
117,500	*	Shanghai Fosun Pharmaceutical Group Company, Ltd.	211,912
80,400		Sinopharm Group Company	259,450
786,000		Skyworth Digital Holdings, Ltd.	527,534
212,500		Zhongsheng Group Holdings, Ltd.	257,322
			7,193,096
		Belgium—1.9%
48,855		Anheuser-Busch InBev NV	4,846,228
5,600		Anheuser-Busch InBev NV (ADR)	557,480
9,510		Umicore SA	447,499
			5,851,207

74

Shares		Security	Value
		Hong Kong—1.9%
595,600		AIA Group, Ltd.	$ 2,608,697
130,500		Link REIT (REIT)	711,117
456,295		Shangri-La Asia, Ltd.	893,469
114,056		Sun Hung Kai Properties, Ltd.	1,536,879
			5,750,162
		Italy—1.8%
710,888		Intesa Sanpaolo	1,042,470
307,080		Mediaset SpA	628,150
820,534		Snam Rete Gas SpA	3,746,750
			5,417,370
		Germany—1.1%
5,606		Brenntag AG	876,792
2,749		Continental AG	329,240
32,802		Deutsche Wohnen AG	597,273
8,743		GSW Immobilien AG	346,460
6,350		Volkswagen AG	1,263,868
			3,413,633
		Australia—1.0%
222,652		Transurban Group	1,480,958
138,178		Westfield Group	1,563,018
			3,043,976
		Israel—.9%
69,600		Teva Pharmaceutical Industries, Ltd. (ADR)	2,761,728
		Spain—.9%
63,323		Banco Bilbao Vizcaya Argentaria SA	549,917
12,285		Repsol SA	250,035
133,769		Telefonica SA	1,801,886
			2,601,838
		India—.8%
77,836	*	Bharti Infratel, Ltd.	256,279
164,987		ITC, Ltd.	939,379
63,732		Reliance Industries, Ltd.	906,319
12,150		United Spirits, Ltd.	424,557
			2,526,534

75

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2013

Shares		Security	Value
		Sweden—.8%
57,990		Assa Abloy AB – Class “B”	$ 2,373,291
		Portugal—.7%
246,886	*	Banco Espirito Santo SA	253,302
78,882		Galp Energia SGPS SA	1,237,786
147,026		Portugal Telecom SGPS SA	729,504
			2,220,592
		Brazil—.7%
64,900		Banco Santander Brasil SA (ADR)	471,174
52,300		BR Malls Participacoes SA	655,971
15,300		BR Properties SA	170,577
27,200		Mills Estruturas e Servicos	437,202
44,691		Raia Drogasil SA	477,641
			2,212,565
		Taiwan—.7%
117,700		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,023,263
		Ireland—.6%
81,946		CRH, PLC	1,806,727
		Russia—.5%
39,800		Sberbank of Russia (ADR)	507,450
39,700	*	Yandex NV	917,864
			1,425,314
		South Korea—.3%
657		Samsung Electronics Company, Ltd.	891,668
		Mexico—.3%
183,300		Fibra Uno Administracion SA	605,348
102,800	*	Macquarie Mexico Real Estate Management SA de CV (REIT)	229,108
			834,456
		Austria—.3%
27,243	*	Erste Group Bank AG	760,171
		Norway—.2%
18,217	*	Algeta ASA	614,414

76

Shares or
Principal
Amount		Security	Value
		Colombia—.2%
80,410	*	Cemex Latam Holdings SA	$ 603,515
		Netherlands—.2%
7,785		ASML Holding NV – NY Shares (ADR)	529,458
		Finland—.2%
11,494		Nokian Renkaat Oyj	512,150
		United Arab Emirates—.1%
87,385	*	NMC Health, PLC	435,220
		Malaysia—.1%
375,100		Airasia Berhad	346,451
		Poland—.1%
15,940	*	Alior Bank SA	340,614
Total Value of Common Stocks (cost $234,242,296)			293,564,895
		SHORT-TERM U.S. GOVERNMENT
		OBLIGATIONS—1.2%
		United States
$3,500M		U.S. Treasury Bills, 0.07%, 4/11/2013 (cost $3,499,932)	3,499,932
		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—.8%
		United States
2,500M		Federal Home Loan Bank, 0.09%, 4/3/2013 (cost $2,499,988)	2,499,988
Total Value of Investments (cost $240,242,216)		99.2%	299,564,815
Other Assets, Less Liabilities		0.8	2,453,503
Net Assets		100.0%	$302,018,318

*	Non-income producing

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1G).

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

77

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2013

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$147,750,327	$—	$—	$147,750,327
United Kingdom	21,837,663	—	—	21,837,663
France	21,129,327	—	—	21,129,327
Japan	21,049,159	—	—	21,049,159
Switzerland	14,331,498	—	—	14,331,498
Canada	10,977,508	—	—	10,977,508
China	7,193,096	—	—	7,193,096
Belgium	5,851,207	—	—	5,851,207
Hong Kong	5,750,162	—	—	5,750,162
Italy	5,417,370	—	—	5,417,370
Germany	3,413,633	—	—	3,413,633
Australia	3,043,976	—	—	3,043,976
Israel	2,761,728	—	—	2,761,728
Spain	2,601,838	—	—	2,601,838
India	2,526,534	—	—	2,526,534
Sweden	2,373,291	—	—	2,373,291

78

	Level 1	Level 2		Level 3	Total
Common Stocks (continued)
Portugal	$2,220,592	$—		$—	$2,220,592
Brazil	2,212,565	—		—	2,212,565
Taiwan	2,023,263	—		—	2,023,263
Ireland	1,806,727	—		—	1,806,727
Russia	1,425,314	—		—	1,425,314
South Korea	891,668	—		—	891,668
Mexico	—	834,456		—	834,456
Austria	760,171	—		—	760,171
Norway	—	614,414		—	614,414
Colombia	—	603,515		—	603,515
Netherlands	529,458	—		—	529,458
Finland	512,150	—		—	512,150
United Arab Emirates	435,220	—		—	435,220
Malaysia	346,451	—		—	346,451
Poland	340,614	—		—	340,614
Short-Term U.S. Government
Obligations	—	3,499,932		—	3,499,932
Short-Term U.S. Government
Agency Obligations	—	2,499,988		—	2,499,988
Total Investments in Securities	$291,512,510	$8,052,305	*	$—	$299,564,815

*	Includes certain foreign securities that were fair valued due to fluctuations in U.S. securities markets exceeding a predetermined level or a foreign market being closed; therefore, $2,052,385 of investment securities were classified as Level 2 instead of Level 1.

During the period ended March 31, 2013, there were no transfers between Level 1 investments and
Level 2 investments that had a material impact to the Fund. This does not include transfers between
Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pric-
ing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	79

Fund Expenses (unaudited)
SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/12)	(3/31/13)	(10/1/12–3/31/13)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,066.41	$7.16
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.00	$6.99
Expense Example – Class B Shares
Actual	$1,000.00	$1,063.45	$10.75
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.51	$10.50

*	Expenses are equal to the annualized expense ratio of 1.39% for Class A shares and 2.09% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2013, and are based on the total market value of investments.

80

Portfolio of Investments
SELECT GROWTH FUND
March 31, 2013

Shares		Security	Value
		COMMON STOCKS—98.8%
		Consumer Discretionary—16.1%
118,800		Abercrombie & Fitch Company – Class “A”	$ 5,488,560
137,800		Home Depot, Inc.	9,615,684
127,700		Mattel, Inc.	5,591,983
159,000		Ross Stores, Inc.	9,638,580
220,800		TJX Companies, Inc.	10,322,400
86,700		Tupperware Brands Corporation	7,086,858
			47,744,065
		Consumer Staples—10.1%
67,000		Costco Wholesale Corporation	7,109,370
100,200		Ingredion, Inc.	7,246,464
71,800		Kimberly-Clark Corporation	7,034,964
260,100		Kroger Company	8,619,714
			30,010,512
		Energy—5.7%
44,300		Chevron Corporation	5,263,726
47,700		ExxonMobil Corporation	4,298,247
72,700		Helmerich & Payne, Inc.	4,412,890
34,900		Occidental Petroleum Corporation	2,735,113
			16,709,976
		Financials—8.2%
153,000		American Express Company	10,321,380
184,000		East West Bancorp, Inc.	4,723,280
55,400		Travelers Companies, Inc.	4,664,126
129,700		U.S. Bancorp	4,400,721
			24,109,507
		Health Care—15.1%
106,900	*	Actavis, Inc.	9,846,559
84,600		Cooper Companies, Inc.	9,126,648
57,500		Johnson & Johnson	4,687,975
70,600		McKesson Corporation	7,621,976
111,100		Omnicare, Inc.	4,523,992
193,500		ResMed, Inc.	8,970,660
			44,777,810

81

Portfolio of Investments (continued)
SELECT GROWTH FUND
March 31, 2013

Shares or
Principal
Amount		Security		Value
		Industrials—10.2%
108,000	*	Alaska Air Group, Inc.		$ 6,907,680
202,800		AMETEK, Inc.		8,793,408
164,500		Robert Half International, Inc.		6,173,685
82,000		Wabtec Corporation		8,373,020
				30,247,793
		Information Technology—28.8%
140,810		Accenture, PLC – Class “A”		10,697,336
54,700	*	Alliance Data Systems Corporation		8,855,383
28,100		Apple, Inc.		12,437,903
922,300	*	Brocade Communications Systems, Inc.		5,321,671
763,700	*	Cadence Design Systems, Inc.		10,638,341
27,800		International Business Machines Corporation		5,929,740
106,900		Motorola Solutions, Inc.		6,844,807
248,600	*	NetApp, Inc.		8,492,176
206,200		Oracle Corporation		6,668,508
156,100	*	Solarwinds, Inc.		9,225,510
				85,111,375
		Materials—2.9%
44,500		CF Industries Holdings, Inc.		8,471,465
		Utilities—1.7%
210,200		Centerpoint Energy, Inc.		5,036,392
Total Value of Common Stocks (cost $216,518,017)				292,218,895
		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—1.0%
$2,000M		Federal Home Loan Bank, 0.09%, 4/3/2013		1,999,990
1,000M		Freddie Mac, 0.07%, 4/24/2013		999,955
Total Value of Short-Term U.S. Government Agency Obligations (cost $2,999,945)				2,999,945
Total Value of Investments (cost $219,517,962)			99.8%	295,218,840
Other Assets, Less Liabilities			.2	606,109
Net Assets			100.0%	$295,824,949

*	Non-income producing

82

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$292,218,895	$—	$—	$292,218,895
Short-Term U.S. Government
Agency Obligations	—	2,999,945	—	2,999,945
Total Investments in Securities*	$292,218,895	$2,999,945	$—	$295,218,840

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 or Level 2 by the Fund during the period ended
March 31, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	83

Fund Expenses (unaudited)
OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/12)	(3/31/13)	(10/1/12–3/31/13)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,180.39	$7.23
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.30	$6.69
Expense Example – Class B Shares
Actual	$1,000.00	$1,176.04	$11.01
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.81	$10.20

*	Expenses are equal to the annualized expense ratio of 1.33% for Class A shares and 2.03% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2013, and are based on the total market value of investments.

84

Portfolio of Investments
OPPORTUNITY FUND
March 31, 2013

Shares		Security	Value
		COMMON STOCKS—95.3%
		Consumer Discretionary—16.2%
170,000		Allison Transmission Holdings, Inc.	$ 4,081,700
70,000	*	BorgWarner, Inc.	5,413,800
41,600		Coach, Inc.	2,079,584
450,000		Dana Holding Corporation	8,023,500
310,050	*	Del Frisco’s Restaurant Group, Inc.	5,146,830
245,000		Delphi Automotive, PLC	10,878,000
240,000		GNC Holdings, Inc. – Class “A”	9,427,200
165,000		L Brands, Inc.	7,368,900
235,000		Newell Rubbermaid, Inc.	6,133,500
50,000		Nordstrom, Inc.	2,761,500
225,000	*	Orient-Express Hotels, Ltd. – Class “A”	2,218,500
6,900		Oxford Industries, Inc.	366,390
310,000		Pier 1 Imports, Inc.	7,130,000
25,000		Ralph Lauren Corporation	4,232,750
75,000	*	Select Comfort Corporation	1,482,750
547,200		Stewart Enterprises, Inc. – Class “A”	5,083,488
10,000	*	Tempur-Pedic International, Inc.	496,300
135,000	*	TRW Automotive Holdings Corporation	7,425,000
95,000		Tupperware Brands Corporation	7,765,300
100,000		Wyndham Worldwide Corporation	6,448,000
			103,962,992
		Consumer Staples—5.9%
215,000		Avon Products, Inc.	4,456,950
110,000		Herbalife, Ltd.	4,119,500
35,000		McCormick & Company, Inc.	2,574,250
236,300		Nu Skin Enterprises, Inc. – Class “A”	10,444,460
1,000	*	Pinnacle Foods, Inc.	22,210
538,500	*	Prestige Brands Holdings, Inc.	13,834,065
69,408		Tootsie Roll Industries, Inc.	2,075,981
			37,527,416
		Energy—7.5%
30,000	*	Dril-Quip, Inc.	2,615,100
130,000		Ensco, PLC – Class “A”	7,800,000
40,000		EOG Resources, Inc.	5,122,800
90,000		EQT Corporation	6,097,500
43,000		Hess Corporation	3,079,230
139,700		National Oilwell Varco, Inc.	9,883,775

85

Portfolio of Investments (continued)
OPPORTUNITY FUND
March 31, 2013

Shares		Security	Value
		Energy (continued)
112,000		Noble Corporation	$ 4,272,800
110,000	*	Plains Exploration & Production Company	5,221,700
225,000		Talisman Energy, Inc.	2,756,250
125,000	*	Weatherford International, Ltd.	1,517,500
			48,366,655
		Financials—13.5%
60,000		Ameriprise Financial, Inc.	4,419,000
180,000		Berkshire Hills Bancorp, Inc.	4,597,200
164,000		Brookline Bancorp, Inc.	1,498,960
105,000		City National Corporation	6,185,550
210,000		Discover Financial Services	9,416,400
150,000		Douglas Emmett, Inc. (REIT)	3,739,500
32,500		Federal Realty Investment Trust (REIT)	3,511,300
90,000		Financial Select Sector SPDR Fund (ETF)	1,637,100
225,000		FirstMerit Corporation	3,719,250
155,600	*	Health Insurance Innovations, Inc. – Class “A”	2,348,004
51,000		IBERIABANK Corporation	2,551,020
138,200		Invesco, Ltd.	4,002,272
75,000		M&T Bank Corporation	7,737,000
220,000		NASDAQ OMX Group, Inc.	7,106,000
100,000		Oritani Financial Corporation	1,549,000
250,000		Protective Life Corporation	8,950,000
92,000		SPDR S&P Regional Banking (ETF)	2,925,600
73,800		Tompkins Financial Corporation	3,120,264
175,000		Waddell & Reed Financial, Inc. – Class “A”	7,661,500
			86,674,920
		Health Care—8.7%
130,300	*	Actavis, Inc.	12,001,933
75,000		DENTSPLY International, Inc.	3,181,500
160,000	*	Gilead Sciences, Inc.	7,828,800
87,500		McKesson Corporation	9,446,500
20,000		Perrigo Company	2,374,600
90,000	*	Sirona Dental Systems, Inc.	6,635,700
125,000		Thermo Fisher Scientific, Inc.	9,561,250
365,000		Warner Chilcott, PLC – Class “A”	4,945,750
			55,976,033

86

Shares		Security	Value
		Industrials—19.0%
70,000		A.O. Smith Corporation	$ 5,149,900
180,000		Altra Holdings, Inc.	4,899,600
95,000	*	Armstrong World Industries, Inc.	5,309,550
120,000		Chicago Bridge & Iron Company NV – NY Shares	7,452,000
120,000	*	Esterline Technologies Corporation	9,084,000
70,800		G&K Services, Inc. – Class “A”	3,222,108
65,000		Gardner Denver, Inc.	4,882,150
235,000		Generac Holdings, Inc.	8,304,900
80,000		IDEX Corporation	4,273,600
160,000		ITT Corporation	4,548,800
82,500		J.B. Hunt Transport Services, Inc.	6,144,600
131,400		Pentair, Ltd.	6,931,350
76,000		Regal-Beloit Corporation	6,198,560
40,000		Roper Industries, Inc.	5,092,400
85,500		Snap-on, Inc.	7,070,850
135,000		TAL International Group, Inc.	6,116,850
156,500		Textainer Group Holdings, Ltd.	6,189,575
185,000		Triumph Group, Inc.	14,522,500
125,000	*	United Rentals, Inc.	6,871,250
			122,264,543
		Information Technology—11.5%
453,400	*	Arris Group, Inc.	7,784,878
150,000	*	ATMI, Inc.	3,364,500
200,000		Avago Technologies, Ltd.	7,184,000
73,300	*	CACI International, Inc. – Class “A”	4,241,871
150,000	*	Cirrus Logic, Inc.	3,412,500
45,000	*	Fiserv, Inc.	3,952,350
55,000		Global Payments, Inc.	2,731,300
130,000		Intersil Corporation – Class “A”	1,132,300
67,500		Intuit, Inc.	4,431,375
243,600	*	NeuStar, Inc. – Class “A”	11,334,708
325,000	*	Symantec Corporation	8,021,000
190,000		TE Connectivity, Ltd.	7,966,700
275,000		Technology Select Sector SPDR Fund (ETF)	8,324,250
			73,881,732
		Materials—8.8%
80,000		Agrium, Inc.	7,800,000
155,200	*	Clearwater Paper Corporation	8,177,488
101,000		Cytec Industries, Inc.	7,482,080

87

Portfolio of Investments (continued)
OPPORTUNITY FUND
March 31, 2013

Shares or
Principal
Amount	Security	Value
	Materials (continued)
90,000	Freeport-McMoRan Copper & Gold, Inc.	$ 2,979,000
210,000	International Paper Company	9,781,800
32,600	Kronos Worldwide, Inc.	510,190
40,000	Praxair, Inc.	4,461,600
117,500	Rock-Tenn Company – Class “A”	10,902,825
55,000	Sigma-Aldrich Corporation	4,272,400
		56,367,383
	Telecommunication Services—.5%
250,000	NTELOS Holdings Corporation	3,202,500
	Utilities—3.7%
111,000	AGL Resources, Inc.	4,656,450
110,000	Portland General Electric Company	3,336,300
135,000	SCANA Corporation	6,906,600
200,000	Wisconsin Energy Corporation	8,578,000
		23,477,350
Total Value of Common Stocks (cost $400,050,165)		611,701,524
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—3.9%
	U.S. Treasury Bills:
$14,000M	0.07%, 4/11/2013	13,999,727
11,000M	0.077%, 4/18/2013	10,999,600
Total Value of Short-Term U.S. Government Obligations (cost $24,999,327)		24,999,327
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—.8%
5,000M	Freddie Mac, 0.1%, 4/17/2013 (cost $4,999,779)	4,999,779
Total Value of Investments (cost $430,049,271)	100.0%	641,700,630
Other Assets, Less Liabilities	—	245,463
Net Assets	100.0%	$641,946,093

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

88

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$611,701,524	$—	$—	$611,701,524
Short-Term U.S. Government
Obligations	—	24,999,327	—	24,999,327
Short-Term U.S. Government
Agency Obligations	—	4,999,779	—	4,999,779
Total Investments in Securities*	$611,701,524	$29,999,106	$—	$641,700,630

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 or Level 2 by the Fund during the period ended
March 31, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	89

Fund Expenses (unaudited)
SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/12)	(3/31/13)	(10/1/12–3/31/13)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,117.56	$7.55
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.80	$7.19
Expense Example – Class B Shares
Actual	$1,000.00	$1,114.10	$11.23
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.31	$10.70

*	Expenses are equal to the annualized expense ratio of 1.43% for Class A shares and 2.13% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2013, and are based on the total market value of investments.

90

Portfolio of Investments
SPECIAL SITUATIONS FUND
March 31, 2013

Shares		Security	Value
		COMMON STOCKS—96.9%
		Consumer Discretionary—19.9%
187,004		American Eagle Outfitters, Inc.	$ 3,496,975
181,850		Best Buy Company, Inc.	4,027,978
132,050	*	Deckers Outdoor Corporation	7,353,864
375,950	*	Express, Inc.	6,695,669
149,950		Foot Locker, Inc.	5,134,288
175,150		Hillenbrand, Inc.	4,427,792
149,575	*	Iconix Brand Group, Inc.	3,869,505
693,825	*	Live Nation Entertainment, Inc.	8,582,615
158,925		Men’s Wearhouse, Inc.	5,311,273
50,025		PVH Corporation	5,343,170
531,575		Regal Entertainment Group – Class “A”	8,861,355
270,726	*	Starz-Liberty Capital	5,996,581
44,144	*	Visteon Corporation	2,547,109
199,875	*	WMS Industries, Inc.	5,038,849
			76,687,023
		Consumer Staples—.6%
228,942	*	Dole Food Company, Inc.	2,495,468
		Energy—9.7%
258,275	*	Approach Resources, Inc.	6,356,148
110,125		Calumet Specialty Products Partners, LP	4,102,156
194,200	*	Denbury Resources, Inc.	3,621,830
277,291	*	Matrix Service Company	4,131,636
290,750	*	Midstates Petroleum Company, Inc.	2,485,913
698,222	*	PetroQuest Energy, Inc.	3,100,106
224,475	*	Stone Energy Corporation	4,882,331
118,100		Western Refining, Inc.	4,181,921
85,200	*	Whiting Petroleum Corporation	4,331,568
			37,193,609
		Financials—15.3%
16,612	*	Alleghany Corporation	6,577,023
135,600		American Financial Group, Inc.	6,424,728
593,400		Anworth Mortgage Asset Corporation (REIT)	3,756,222
210,900		Aspen Insurance Holdings, Ltd.	8,136,522
271,572		Capitol Federal Financial, Inc.	3,277,874
258,600	*	EZCORP, Inc. – Class “A”	5,508,180
886,625		MFA Financial, Inc. (REIT)	8,263,345

91

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
March 31, 2013

Shares		Security	Value
		Financials (continued)
128,975		Mid-America Apartment Communities, Inc. (REIT)	$ 8,907,014
168,150		Montpelier Re Holdings, Ltd.	4,380,308
177,775	*	PHH Corporation	3,903,939
			59,135,155
		Health Care—7.4%
56,178	*	Life Technologies Corporation	3,630,784
166,563	*	Magellan Health Services, Inc.	7,923,402
267,450		Masimo Corporation	5,247,369
31,025	*	MEDNAX, Inc.	2,780,771
250,036	*	Myriad Genetics, Inc.	6,350,914
72,875		PerkinElmer, Inc.	2,451,515
			28,384,755
		Industrials—8.7%
145,400		Applied Industrial Technologies, Inc.	6,543,000
95,625		EMCOR Group, Inc.	4,053,544
131,550		GATX Corporation	6,836,653
138,900		Kennametal, Inc.	5,422,656
33,750		Precision Castparts Corporation	6,399,675
73,975		Ryder System, Inc.	4,420,006
			33,675,534
		Information Technology—24.4%
248,400	*	Avnet, Inc.	8,992,080
59,812	*	Comverse, Inc.	1,677,128
303,675		Convergys Corporation	5,171,585
331,350		Cypress Semiconductor Corporation	3,654,791
349,300	*	Demand Media, Inc.	3,014,459
1,025,450	*	Emulex Corporation	6,696,188
126,850		IAC/InterActiveCorp	5,667,658
163,175		j2 Global, Inc.	6,398,092
191,875		Jabil Circuit, Inc.	3,545,850
220,392	*	Kulicke and Soffa Industries, Inc.	2,547,732
238,275		Lender Processing Services, Inc.	6,066,481
67,050		Loral Space & Communications, Inc.	4,149,054
332,801	*	Microsemi Corporation	7,710,999
144,100	*	Progress Software Corporation	3,282,598
731,625	*	QLogic Corporation	8,486,850

92

Shares or
Principal
Amount		Security	Value
		Information Technology (continued)
1,261,790	*	TriQuint Semiconductor, Inc.	$ 6,372,040
117,848	*	Verint Systems, Inc.	4,307,344
461,650	*	Vishay Intertechnology, Inc.	6,283,057
			94,023,986
		Materials—9.7%
290,975	*	Allied Nevada Gold Corporation	4,789,449
103,000		AptarGroup, Inc.	5,907,050
23,850	*	Boise Cascade Company	809,469
296,500	*	Chemtura Corporation	6,407,365
150,425	*	First Majestic Silver Corporation	2,432,372
64,924		Innospec, Inc.	2,874,835
175,800		Olin Corporation	4,433,676
90,000		Sensient Technologies Corporation	3,518,100
68,115		Westlake Chemical Corporation	6,368,753
			37,541,069
		Telecommunication Services—1.2%
431,175	*	Premiere Global Services, Inc.	4,738,613
Total Value of Common Stocks (cost $288,507,684)			373,875,212
		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—1.6%
		Federal Home Loan Bank:
$4,000M		0.09%, 4/3/2013	3,999,980
1,000M		0.077%, 4/24/2013	999,951
1,000M		Freddie Mac, 0.1%, 4/17/2013	999,955
Total Value of Short-Term U.S. Government Agency Obligations (cost $5,999,886)			5,999,886
		SHORT-TERM U.S. GOVERNMENT
		OBLIGATIONS—.8%
3,000M		U.S. Treasury Bills, 0.07%, 4/11/2013 (cost $2,999,942)	2,999,942
Total Value of Investments (cost $297,507,512)		99.3%	382,875,040
Other Assets, Less Liabilities		.7	2,644,938
Net Assets		100.0%	$385,519,978

*	Non-income producing

Summary of Abbreviations:
	REIT	Real Estate Investment Trust

93

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
March 31, 2013

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$373,875,212	$—	$—	$373,875,212
Short-Term U.S. Government
Obligations	—	5,999,886	—	5,999,886
Short-Term U.S. Government
Agency Obligations	—	2,999,942	—	2,999,942
Total Investments in Securities*	$373,875,212	$8,999,828	$—	$382,875,040

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 or Level 2 by the Fund during the period ended
March 31, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

94	See notes to financial statements

Fund Expenses (unaudited)
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/12)	(3/31/13)	(10/1/12–3/31/13)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,096.74	$9.10
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.25	$8.75
Expense Example – Class B Shares
Actual	$1,000.00	$1,093.33	$12.73
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,012.76	$12.24

*	Expenses are equal to the annualized expense ratio of 1.74% for Class A shares and 2.44% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2013, and are based on the total market value of investments.

95

Portfolio of Investments
INTERNATIONAL FUND
March 31, 2013

Shares		Security	Value
		COMMON STOCKS—97.1%
		United Kingdom—23.9%
318,997	*	Barratt Developments, PLC (a)	$ 1,327,681
216,808		British American Tobacco, PLC (a)	11,611,246
171,720		Diageo, PLC (a)	5,410,495
274,847		Domino’s Pizza Group, PLC (a)	2,514,468
124,248		Fresnillo, PLC	2,558,275
581,895		HSBC Holdings, PLC	6,207,104
146,426	*	Persimmon, PLC (a)	2,376,807
201,458	*	Rolls-Royce Holdings, PLC (a)	3,456,695
124,038		SABMiller, PLC (a)	6,524,251
230,506		Standard Chartered, PLC (a)	5,962,418
			47,949,440
		Switzerland—13.3%
28,045	*	DKSH Holding, Ltd. (a)	2,517,372
868		Lindt & Spruengli AG	3,348,439
110,220		Nestle SA – Registered (a)	7,990,499
2,445		SGS SA – Registered (a)	6,010,835
451,234	*	UBS AG – Registered (a)	6,933,264
			26,800,409
		India—11.0%
530,386		HDFC Bank, Ltd.	6,102,611
369		HDFC Bank, Ltd. (ADR)	13,808
238,534		Hindustan Unilever, Ltd.	2,049,374
561,513		Housing Development Finance Corporation, Ltd.	8,536,341
935,062		ITC, Ltd.	5,323,918
			22,026,052
		France—10.2%
57,071		BNP Paribas SA	2,934,309
51,019		Bureau Veritas SA (a)	6,361,324
29,580		Essilor International SA (a)	3,295,065
4,750		Hermes International (a)	1,652,033
19,298		L’Oreal SA (a)	3,065,338
26,237		Pernod Ricard SA (a)	3,275,077
			20,583,146

96

Shares		Security	Value
		Canada—7.6%
49,529		Bank of Nova Scotia	$ 2,883,159
86,103		Enbridge, Inc.	4,006,190
101,678		Goldcorp, Inc.	3,416,789
67,008	*	Valeant Pharmaceuticals International, Inc.	5,027,826
			15,333,964
		Netherlands—7.3%
41,608		Core Laboratories NV	5,738,575
218,564		Unilever NV – CVA (a)	8,968,376
			14,706,951
		United States—6.7%
36,724		Accenture, PLC – Class “A”	2,789,922
115,051		Philip Morris International, Inc.	10,666,378
			13,456,300
		Hong Kong—3.3%
185,207		Link REIT (REIT)	1,009,224
453,955		L’Occitane International SA	1,380,113
799,528		Sands China, Ltd.	4,145,621
			6,534,958
		Germany—2.5%
63,688		SAP AG	5,111,331
		Australia—2.5%
139,273		Newcrest Mining, Ltd.	2,911,231
61,786		Ramsay Health Care, Ltd. (a)	2,080,597
			4,991,828
		Denmark—2.4%
29,597		Novo Nordisk A/S – Series “B” (a)	4,779,464
		Belgium—2.2%
44,864		Anheuser-Busch Inbev NV (a)	4,450,336
		Ireland—1.4%
31,919		Paddy Power, PLC (a)	2,878,104

97

Portfolio of Investments (continued)
INTERNATIONAL FUND
March 31, 2013

Shares or
Principal
Amount	Security		Value
	Japan—1.1%
25,700	Daito Trust Construction Company, Ltd.		$ 2,203,170
	Mexico—1.0%
618,567	Wal-Mart de Mexico SAB de CV (a)		2,020,257
	Italy—.7%
25,815	Luxottica Group SpA		1,296,452
Total Value of Common Stocks (cost $142,616,935)			195,122,162
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—2.2%
	United States
$1,000M	Federal Home Loan Bank, 0.09%, 4/3/2013		999,995
3,500M	Freddie Mac, 0.07%, 4/24/2013		3,499,844
Total Value of Short-Term U.S. Government Agency Obligations (cost $4,499,839)			4,499,839
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—1.0%
	United States
2,000M	U.S. Treasury Bills, 0.077%, 4/18/2013 (cost $1,999,927)		1,999,927
Total Value of Investments (cost $149,116,701)		100.3%	201,621,928
Excess of Liabilities Over Other Assets		(0.3)	(658,224)
Net Assets		100.0%	$200,963,704

*	Non-income producing

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1G).

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

98

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2013:

	Level 1	Level 2		Level 3	Total
Common Stocks
United Kingdom	$47,949,440	$—		$—	$47,949,440
Switzerland	26,800,409	—		—	26,800,409
India	22,026,052	—		—	22,026,052
France	20,583,146	—		—	20,583,146
Canada	15,333,964	—		—	15,333,964
Netherlands	14,706,951	—		—	14,706,951
United States	13,456,300	—		—	13,456,300
Hong Kong	6,534,958	—		—	6,534,958
Germany	5,111,331	—		—	5,111,331
Australia	4,991,828	—		—	4,991,828
Denmark	—	4,779,464		—	4,779,464
Belgium	4,450,336	—		—	4,450,336
Ireland	2,878,104	—		—	2,878,104
Japan	2,203,170	—		—	2,203,170
Mexico	—	2,020,257		—	2,020,257
Italy	1,296,452	—		—	1,296,452
Short-Term U.S. Government
Agency Obligations	—	4,499,839		—	4,499,839
Short-Term U.S. Government
Agency Obligations	—	1,999,927		—	1,999,927
Total Investments in Securities	$188,322,441	$13,299,487	*	$—	$201,621,928

*	Includes certain foreign securities that were fair valued due to fluctuations in U.S. securities markets exceeding a predetermined level or a foreign market being closed; therefore, $6,799,721 of investment securities were classified as Level 2 instead of Level 1.

During the period ended March 31, 2013, there were no transfers between Level 1 investments and
Level 2 investments that had a material impact to the Fund. This does not include transfers between
Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pric-
ing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	99

Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
March 31, 2013

				INTERNATIONAL
	CASH			INVESTMENT	OPPORTUNITIES
	MANAGEMENT		GOVERNMENT	GRADE	BOND	INCOME
Assets
Investments in securities:
At identified cost	$140,394,042		$370,959,684	$504,779,708	$73,678,504	$593,034,770
At value (Note 1A)	$140,394,042		$382,176,343	$555,078,601	$73,891,062	$620,137,856
Cash	1,069,319		4,159,610	3,466,848	3,681,848	31,510,877
Receivables:
Investment securities sold	—		19,381,263	7,014,366	—	1,929,143
Interest	37,195		1,247,570	7,487,675	850,626	11,189,279
Shares sold	—		446,042	759,126	795,111	992,709
Unrealized appreciation of foreign exchange
contracts (Note 6)	—		—	—	233,273	—
Deferred offering costs (Note 3)	—		—	—	61,411	—
Other assets	18,507		47,810	63,869	1,477	76,442
Total Assets	141,519,063		407,458,638	573,870,485	79,514,808	665,836,306

Liabilities
Payables:
Investment securities purchased	—		22,894,249	7,039,285	3,338,346	19,103,571
Shares redeemed	422,586		1,248,081	1,072,903	126,170	1,154,017
Dividends payable	—		54,107	127,117	5,353	458,993
Unrealized depreciation of foreign exchange
contracts (Note 6)	—		—	—	323,642	—
Accrued advisory fees	—		178,936	262,836	22,115	379,961
Accrued shareholder servicing costs	43,979		63,351	83,924	26,688	110,005
Due to advisor (Note 3)	—		—	—	61,411	—
Accrued expenses	25,359		51,347	51,480	77,604	61,350
Total Liabilities	491,924		24,490,071	8,637,545	3,981,329	21,267,897
Net Assets	$141,027,139		$382,968,567	$565,232,940	$75,533,479	$644,568,409

Net Assets Consist of:
Capital paid in	$141,027,139		$379,977,819	$535,302,774	$75,437,304	$789,208,647
Undistributed net investment deficit	—		(2,732,311)	(5,408,906)	(220,028)	(2,590,417)
Accumulated net realized gain (loss) on investments and
foreign currency transactions	—		(5,493,600)	(14,959,821)	191,463	(169,152,907)
Net unrealized appreciation in value of investments and
foreign currency transactions	—		11,216,659	50,298,893	124,740	27,103,086
Total	$141,027,139		$382,968,567	$565,232,940	$75,533,479	$644,568,409
Net Assets:
Class A	$140,401,045		$377,341,389	$558,025,048	$75,533,479	$639,237,070
Class B	$626,094		$5,627,178	$7,207,892	N/A	$5,331,339
Shares outstanding (Note 7):
Class A	140,401,045		33,449,170	54,584,088	7,384,973	240,489,164
Class B	626,094		499,599	706,026	N/A	2,006,585
Net asset value and redemption price
per share – Class A	$1.00	#	$11.28	$10.22	$10.23	$2.66
Maximum offering price per share – Class A
(Net asset value/.9425)*	N/A		$11.97	$10.84	$10.85	$2.82
Net asset value and offering price per share –
Class B	$1.00		$11.26	$10.21	N/A	$2.66

# Also maximum offering price per share.
* On purchases of $100,000 or more, the sales charge is reduced.

100	See notes to financial statements	101

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2013

	TOTAL	EQUITY	GROWTH &
	RETURN	INCOME	INCOME	GLOBAL
Assets
Investments in securities:
At identified cost	$478,842,592	$340,594,492	$962,951,820	$240,242,216
At value (Note 1A)	$614,809,140	$440,669,765	$1,407,239,566	$299,564,815
Cash	1,753,745	1,666,139	1,045,051	1,484,201
Receivables:
Investment securities sold	2,247,883	2,648,766	2,778,691	3,799,025
Dividends and interest	2,990,542	938,020	1,449,705	439,677
Shares sold	1,355,657	416,458	1,637,651	169,067
Other assets	61,832	49,112	150,668	37,314
Total Assets	623,218,799	446,388,260	1,414,301,332	305,494,099

Liabilities
Payables:
Investment securities purchased	3,049,612	2,862,143	2,911,812	2,398,367
Shares redeemed	1,422,650	788,707	3,151,057	684,783
Dividends payable	30,194	16,654	14,325	—
Accrued advisory fees	377,325	274,401	814,636	243,594
Accrued shareholder servicing costs	131,528	90,682	318,805	83,326
Accrued expenses	41,669	48,057	80,414	65,711
Total Liabilities	5,052,978	4,080,644	7,291,049	3,475,781
Net Assets	$618,165,821	$442,307,616	$1,407,010,283	$302,018,318
Net Assets Consist of:
Capital paid in	$482,829,589	$350,253,072	$954,048,010	$259,894,762
Undistributed net investment income (deficit)	(2,641,028)	2,214,165	1,868,286	(383,056)
Accumulated net realized gain (loss) on investments
and foreign currency transactions	2,010,712	(10,234,894)	6,806,241	(16,818,783)
Net unrealized appreciation in value of investments
and foreign currency transactions	135,966,548	100,075,273	444,287,746	59,325,395
Total	$618,165,821	$442,307,616	$1,407,010,283	$302,018,318
Net Assets:
Class A	$607,541,778	$435,648,410	$1,379,427,705	$297,555,776
Class B	$10,624,043	$6,659,206	$27,582,578	$4,462,542
Shares outstanding (Note 7):
Class A	34,332,323	51,638,049	74,090,632	40,621,949
Class B	610,633	802,398	1,579,044	707,962

Net asset value and redemption price per share – Class A	$17.70	$8.44	$18.62	$7.32
Maximum offering price per share – Class A
(Net asset value/.9425)*	$18.78	$8.95	$19.76	$7.77

Net asset value and offering price per share – Class B (Note 8)	$17.40	$8.30	$17.47	$6.30

* On purchases of $100,000 or more, the sales charge is reduced.

102	See notes to financial statements	103

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2013

	SELECT		SPECIAL
	GROWTH	OPPORTUNITY	SITUATIONS	INTERNATIONAL
Assets
Investments in securities:
At identified cost	$219,517,962	$430,049,271	$297,507,512	$149,116,701
At value (Note 1A)	$295,218,840	$641,700,630	$382,875,040	$201,621,928
Cash	1,088,279	1,192,230	1,144,363	1,197,522
Receivables:
Investment securities sold	—	3,705,169	5,968,232	1,265
Dividends and interest	239,530	560,737	629,627	893,569
Shares sold	374,696	748,282	427,683	359,079
Other assets	31,190	64,086	42,179	19,926
Total Assets	296,952,535	647,971,134	391,087,124	204,093,289
Liabilities
Payables:
Investment securities purchased	—	3,806,792	4,116,437	2,316,241
Shares redeemed	836,379	1,645,084	1,064,608	541,168
Accrued advisory fees	185,504	390,069	259,311	164,454
Accrued shareholder servicing costs	73,418	139,349	94,077	54,165
Accrued expenses	32,285	43,747	32,713	53,557
Total Liabilities	1,127,586	6,025,041	5,567,146	3,129,585
Net Assets	$295,824,949	$641,946,093	$385,519,978	$200,963,704
Net Assets Consist of:
Capital paid in	$272,797,156	$410,929,459	$288,577,087	$177,578,745
Undistributed net investment income (deficit)	120,372	1,098,363	181,811	(115,007)
Accumulated net realized gain (loss) on investments
and foreign currency transactions	(52,793,457)	18,266,912	11,393,552	(29,009,124)
Net unrealized appreciation in value of investments
and foreign currency transactions	75,700,878	211,651,359	85,367,528	52,509,090
Total	$295,824,949	$641,946,093	$385,519,978	$200,963,704
Net Assets:
Class A	$290,398,277	$628,272,128	$380,413,010	$197,399,788
Class B	$5,426,672	$13,673,965	$5,106,968	$3,563,916
Shares outstanding (Note 7):
Class A	34,114,035	18,772,266	14,608,100	15,405,949
Class B	704,068	480,911	233,857	289,848

Net asset value and redemption price per share – Class A	$8.51	$33.47	$26.04	$12.81
Maximum offering price per share – Class A
(Net asset value/.9425)*	$9.03	$35.51	$27.63	$13.59

Net asset value and offering price per share – Class B (Note 8)	$7.71	$28.43	$21.84	$12.30

* On purchases of $100,000 or more, the sales charge is reduced.

104	See notes to financial statements	105

Statements of Operations
FIRST INVESTORS INCOME FUNDS
Six Months Ended March 31, 2013

			INTERNATIONAL
	CASH		INVESTMENT	OPPORTUNITIES
	MANAGEMENT	GOVERNMENT	GRADE	BOND	INCOME

Investment Income
Interest	$88,387	$5,116,092	$11,978,780	$823,472 (a)	$20,365,343
Dividend	—	—	—	—	2,081

Total Income	$88,387	$5,116,092	$11,978,780	$823,472	$20,367,424

Expenses (Notes 1 and 3):
Advisory fees	351,328	1,273,622	1,822,844	183,352	2,250,197
Distribution plan expenses – Class A	—	570,009	819,791	73,341	921,551
Distribution plan expenses – Class B	2,585	29,700	37,645	—	26,709
Shareholder servicing costs	257,028	348,937	472,186	115,919	568,507
Professional fees	14,868	29,949	40,745	101,329	46,883
Registration fees	30,500	28,500	32,450	36,431	23,961
Custodian fees	9,832	17,654	18,607	9,192	19,064
Reports to shareholders	7,348	7,040	9,092	3,836	14,311
Trustees’ fees	4,314	11,966	17,015	1,265	19,069
Other expenses	9,097	56,403	58,050	6,323	70,509

Total expenses	686,900	2,373,780	3,328,425	530,988	3,960,761
Less: Expenses waived and/or assumed	(597,862)	(212,270)	(300,638)	(214,226)	(81,213)
Expenses paid indirectly	(651)	(390)	(527)	(11)	(601)

Net expenses	88,387	2,161,120	3,027,260	316,751	3,878,947

Net investment income	—	2,954,972	8,951,520	506,721	16,488,477

Realized and Unrealized Gain (Loss) on Investments and
Foreign Currency Transactions (Notes 2 and 6):
Net realized gain on:
Investments	—	1,147,178	4,466,715	219,771	12,771,065
Foreign currency transactions	—	—	—	38,639	—
Net realized gain on investments
and foreign currency transactions	—	1,147,178	4,466,715	258,410	12,771,065

Net unrealized appreciation (depreciation) of :
Investments	—	(6,563,701)	(5,710,699)	(134,682)	2,767,815
Foreign currency transactions	—	—	—	(116,023)	—
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	—	(6,563,701)	(5,710,699)	(250,705)	2,767,815
Net gain (loss) on investments and foreign
currency transactions	—	(5,416,523)	(1,243,984)	7,705	15,538,880

Net Increase (Decrease) in Net Assets Resulting
from Operations	$—	$(2,461,551)	$7,707,536	$514,426	$32,027,357

(a) Net of $11,027 foreign taxes withheld.

106	See notes to financial statements	107

Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Six Months Ended March 31, 2013

	TOTAL		EQUITY		GROWTH &
	RETURN		INCOME		INCOME		GLOBAL
Investment Income
Dividends	$4,011,359	(a)	$6,339,400	(b)	$15,329,747	(c)	$2,861,249	(d)
Interest	3,877,907		9,825		6,411		2,127

Total income	7,889,266		6,349,225		15,336,158		2,863,376

Expenses (Notes 1 and 3):
Advisory fees	2,085,474		1,519,880		4,488,038		1,386,063
Distribution plan expenses – Class A	838,918		604,874		1,897,162		431,151
Distribution plan expenses – Class B	52,597		32,371		132,589		21,844
Shareholder servicing costs	628,815		431,524		1,477,903		412,599
Professional fees	34,409		30,904		78,018		21,626
Custodian fees	13,406		9,760		20,861		99,000
Registration fees	32,524		28,770		25,679		22,282
Reports to shareholders	13,943		9,323		33,296		10,812
Trustees’ fees	17,251		12,436		39,134		8,932
Other expenses	42,328		29,795		80,409		52,306

Total expenses	3,759,665		2,709,637		8,273,089		2,466,615
Less expenses paid indirectly	(1,743)		(1,386)		(4,023)		(352)

Net expenses	3,757,922		2,708,251		8,269,066		2,466,263

Net investment income	4,131,344		3,640,974		7,067,092		397,113

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 2):
Net realized gain (loss) on:
Investments	5,654,169		9,756,513		13,047,708		15,678,637
Foreign currency transactions	—		—		—		(53,265)

Net realized gain on investments and
foreign currency transactions	5,654,169		9,756,513		13,047,708		15,625,372

Net unrealized appreciation of investments	35,349,703		30,498,320		140,383,449		7,710,116

Net gain on investments and foreign currency transactions	41,003,872		40,254,833		153,431,157		23,335,488

Net Increase in Net Assets Resulting from Operations	$45,135,216		$43,895,807		$160,498,249		$23,732,601

(a) Net of $22,518 foreign taxes withheld.
(b) Net of $62,200 foreign taxes withheld.
(c) Net of $67,913 foreign taxes withheld.
(d) Net of $121,647 foreign taxes withheld.

108	See notes to financial statements	109

Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Six Months Ended March 31, 2013

	SELECT			SPECIAL
	GROWTH	OPPORTUNITY		SITUATIONS	INTERNATIONAL
Investment Income
Dividends	$2,732,267	$5,120,259	(e)	$4,334,625 $	$ 1,684,308 (f)
Interest	209	7,005		10,151	2,392

Total income	2,732,476	5,127,264		4,344,776	1,686,700

Expenses (Notes 1 and 3):
Advisory fees	1,042,446	2,121,276		1,587,643	899,063
Distribution plan expenses – Class A	408,836	850,664		527,949	270,112
Distribution plan expenses – Class B	27,141	65,328		24,609	17,039
Shareholder servicing costs	391,396	720,982		481,184	279,780
Professional fees	19,875	35,710		23,248	14,043
Custodian fees	3,710	10,849		11,920	71,698
Registration fees	23,000	24,000		25,650	21,000
Reports to shareholders	9,851	15,866		10,354	6,453
Trustees’ fees	8,491	17,493		10,844	5,526
Other expenses	19,042	38,035		25,731	25,339

Total expenses	1,953,788	3,900,203		2,729,132	1,610,053
Less: Expenses waived	—	—		(160,093)	—
Expenses paid indirectly	(329)	(1,780)		(430)	(200)

Net expenses	1,953,459	3,898,423		2,568,609	1,609,853

Net investment income	779,017	1,228,841		1,776,167	76,847

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 2):
Net realized gain (loss) on:
Investments	16,073,623	18,473,119		20,247,132	4,784,539
Foreign currency transactions	—	—		—	(28,311)
Net realized gain on investments
and foreign currency transactions	16,073,623	18,473,119		20,247,132	4,756,228

Net unrealized appreciation of investments	1,697,321	78,236,242		18,666,891	12,252,753

Net gain on investments and foreign currency transactions	17,770,944	96,709,361		38,914,023	17,008,981

Net Increase in Net Assets Resulting from Operations	$18,549,961	$97,938,202		$40,690,190	$17,085,828

(e) Net of $18,206 foreign taxes withheld.
(f) Net of $169,403 foreign taxes withheld.

110	See notes to financial statements	111

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

							INTERNATIONAL
	CASH MANAGEMENT		GOVERNMENT		INVESTMENT GRADE		OPPORTUNITIES BOND
	10/1/12 to	10/1/11 to	10/1/12 to	10/1/11 to	10/1/12 to	10/1/11 to	10/1/12 to	8/20/12** to
	3/31/13	9/30/12	3/31/13	9/30/12	3/31/13	9/30/12	3/31/13	9/30/12
Increase (Decrease) in Net Assets From Operations
Net investment income	$—	$—	$2,954,972	$8,431,847	$8,951,520	$17,238,565	$506,721	$19,972
Net realized gain (loss) on investments and foreign
currency transactions	—	—	1,147,178	2,747,134	4,466,715	6,126,339	258,410	(1,473)
Net unrealized appreciation (depreciation) of investments and
foreign currency transactions	—	—	(6,563,701)	(1,091,454)	(5,710,699)	29,262,123	(250,705)	375,445
Net increase (decrease) in net assets resulting
from operations	—	—	(2,461,551)	10,087,527	7,707,536	52,627,027	514,426	393,944

Distributions to Shareholders
Net investment income – Class A	—	—	(5,666,004)	(11,975,470)	(10,248,810)	(19,773,424)	(728,028)	(24,887)
Net investment income – Class B	—	—	(68,419)	(180,107)	(118,008)	(300,972)	N/A	N/A
Net realized gains – Class A	—	—	—	—	—	—	(64,140)	—
Net realized gains – Class B	—	—	—	—	—	—	N/A	N/A
Total distributions	—	—	(5,734,423)	(12,155,577)	(10,366,818)	(20,074,396)	(792,168)	(24,887)
Share Transactions*
Class A:
Proceeds from shares sold	73,014,824	138,654,875	39,542,195	80,703,297	72,423,155	110,514,618	56,980,209	23,507,430
Reinvestment of distributions	—	—	5,285,336	11,116,817	9,461,860	18,092,318	766,487	23,798
Cost of shares redeemed	(67,641,373)	(151,798,288)	(41,482,427)	(54,554,693)	(53,134,087)	(65,812,986)	(1,498,969)	(4,336,791)
	5,373,451	(13,143,413)	3,345,104	37,265,421	28,750,928	62,793,950	56,247,727	19,194,437
Class B:
Proceeds from shares sold	184,360	256,141	230,184	1,106,976	421,114	995,491	N/A	N/A
Reinvestment of distributions	—	—	64,862	170,501	113,258	286,900	N/A	N/A
Cost of shares redeemed	(453,985)	(879,445)	(932,711)	(2,129,656)	(1,324,857)	(3,767,140)	N/A	N/A
	(269,625)	(623,304)	(637,665)	(852,179)	(790,485)	(2,484,749)	N/A	N/A
Net increase (decrease) from share transactions	5,103,826	(13,766,717)	2,707,439	36,413,242	27,960,443	60,309,201	56,247,727	19,194,437
Net increase (decrease) in net assets	5,103,826	(13,766,717)	(5,488,535)	34,345,192	25,301,161	92,861,832	55,969,985	19,563,494
Net Assets
Beginning of period	135,923,313	149,690,030	388,457,102	354,111,910	539,931,779	447,069,947	19,563,494	—
End of period†	$141,027,139	$135,923,313	$382,968,567	$388,457,102	$565,232,940	$539,931,779	$75,533,479	$19,563,494

†Includes undistributed net investment income (deficit) of	$—	$—	$(2,732,311)	$47,140	$(5,408,906)	$(3,993,608)	$(220,028)	$(4,166)

* Shares Issued and Redeemed
Class A:
Sold	73,014,824	138,654,875	3,475,966	6,982,798	7,052,418	11,192,864	5,542,356	2,339,380
Issued for distributions reinvested	—	—	465,331	961,810	921,210	1,825,614	74,374	2,329
Redeemed	(67,641,373)	(151,798,288)	(3,651,683)	(4,720,673)	(5,176,817)	(6,656,099)	(145,557)	(427,909)
Net increase (decrease) in Class A shares outstanding	5,373,451	(13,143,413)	289,614	3,223,935	2,796,811	6,362,379	5,471,173	1,913,800

Class B:
Sold	184,360	256,141	20,263	95,856	41,051	100,837	N/A	N/A
Issued for distributions reinvested	—	—	5,717	14,766	11,038	29,041	N/A	N/A
Redeemed	(453,985)	(879,445)	(82,059)	(184,393)	(129,154)	(383,906)	N/A	N/A

Net decrease in Class B shares outstanding	(269,625)	(623,304)	(56,079)	(73,771)	(77,065)	(254,028)	N/A	N/A

** Commencement of operations.

112	See notes to financial statements	113

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

	INCOME
	10/1/12 to	10/1/11 to
	3/31/13	9/30/12
Increase (Decrease) in Net Assets From Operations
Net investment income	$16,488,477	$34,058,067
Net realized gain on investments	12,771,065	8,841,108
Net unrealized appreciation of investments	2,767,815	49,079,702
Net increase in net assets resulting from operations	32,027,357	91,978,877

Dividends to Shareholders
Net investment income – Class A	(17,841,613)	(35,292,367)
Net investment income – Class B	(136,909)	(372,652)
Total dividends	(17,978,522)	(35,665,019)

Share Transactions *
Class A:
Proceeds from shares sold	52,816,720	75,841,881
Reinvestment of dividends	15,084,091	29,568,927
Cost of shares redeemed	(44,961,285)	(63,479,906)
	22,939,526	41,930,902
Class B:
Proceeds from shares sold	414,702	607,441
Reinvestment of dividends	110,981	313,420
Cost of shares redeemed	(974,437)	(3,555,468)
	(448,754)	(2,634,607)	This page left intentionally blank.
Net increase from share transactions	22,490,772	39,296,295
Net increase in net assets	36,539,607	95,610,153

Net Assets
Beginning of period	608,028,802	512,418,649
End of period †	$644,568,409	$608,028,802

†Includes undistributed net investment deficit of	$(2,590,417)	$(1,100,372)

*Shares Issued and Redeemed
Class A:
Sold	20,054,978	30,109,659
Issued for dividends reinvested	5,727,988	11,711,571
Redeemed	(17,103,963)	(25,241,060)
Net increase in Class A shares outstanding	8,679,003	16,580,170

Class B:
Sold	157,622	241,388
Issued for dividends reinvested	42,157	124,477
Redeemed	(371,328)	(1,418,398)
Net decrease in Class B shares outstanding	(171,549)	(1,052,533)

114	See notes to financial statements	115

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	TOTAL RETURN		EQUITY INCOME		GROWTH & INCOME		GLOBAL
	10/1/12 to	10/1/11 to	10/1/12 to	10/1/11 to	10/1/12 to	10/1/11 to	10/1/12 to	10/1/11 to
	3/31/13	9/30/12	3/31/13	9/30/12	3/31/13	9/30/12	3/31/13	9/30/12

Increase (Decrease) in Net Assets From Operations
Net investment income	$4,131,344	$8,427,411	$3,640,974	$6,560,611	$7,067,092	$14,690,454	$397,113	$1,199,577
Net realized gain (loss) on investments and foreign
currency transactions	5,654,169	9,889,479	9,756,513	(1,363,199)	13,047,708	25,391,281	15,625,372	(1,867,392)
Net unrealized appreciation of investments and foreign
currency transactions	35,349,703	69,162,630	30,498,320	76,643,044	140,383,449	221,517,657	7,710,116	56,227,236
Net increase in net assets resulting from operations	45,135,216	87,479,520	43,895,807	81,840,456	160,498,249	261,599,392	23,732,601	55,559,421

Distributions to Shareholders
Net investment income – Class A	(6,329,563)	(8,802,366)	(3,880,051)	(4,992,799)	(12,056,390)	(9,050,725)	(1,424,621)	(682,596)
Net investment income – Class B	(81,696)	(137,606)	(39,241)	(47,943)	(183,968)	(78,713)	(18,090)	(6,148)
Net realized gains – Class A	(7,978,527)	—	—	—	—	—	—	—
Net realized gains – Class B	(154,042)	—	—	—	—	—	—	—
Total distributions	(14,543,828)	(8,939,972)	(3,919,292)	(5,040,742)	(12,240,358)	(9,129,438)	(1,442,711)	(688,744)

Share Transactions *
Class A:
Proceeds from shares sold	77,149,370	120,347,723	35,084,189	49,928,915	98,812,875	132,897,199	12,765,255	27,171,178
Value of shares issued for acquisition**	—	—	—	—	—	364,273,402	—	—
Reinvestment of distributions	14,180,566	8,680,216	3,832,840	4,929,086	11,959,990	8,979,608	1,405,678	673,450
Cost of shares redeemed	(45,388,826)	(58,568,275)	(34,636,687)	(55,551,297)	(102,325,836)	(151,874,850)	(21,910,294)	(39,969,343)
	45,941,110	70,459,664	4,280,342	(693,296)	8,447,029	354,275,359	(7,739,361)	(12,124,715)

Class B:
Proceeds from shares sold	886,948	1,403,987	226,021	448,256	1,033,089	2,527,142	166,337	403,551
Value of shares issued for acquisition**	—	—	—	—	—	9,713,143	—	—
Reinvestment of distributions	235,738	137,125	39,240	47,905	183,800	78,581	18,090	6,147
Cost of shares redeemed	(1,911,561)	(5,798,871)	(1,155,263)	(3,159,724)	(3,901,627)	(11,271,586)	(432,881)	(1,449,049)
	(788,875)	(4,257,759)	(890,002)	(2,663,563)	(2,684,738)	1,047,280	(248,454)	(1,039,351)
Net increase (decrease) from share transactions	45,152,235	66,201,905	3,390,340	(3,356,859)	5,762,291	355,322,639	(7,987,815)	(13,164,066)
Net increase in net assets	75,743,623	144,741,453	43,366,855	73,442,855	154,020,182	607,792,593	14,302,075	41,706,611

Net Assets

Beginning of period	542,422,198	397,680,745	398,940,761	325,497,906	1,252,990,101	645,197,508	287,716,243	246,009,632
End of period†	$618,165,821	$542,422,198	$442,307,616	$398,940,761	$1,407,010,283	$1,252,990,101	$302,018,318	$287,716,243

†Includes undistributed net investment income (deficit) of	$(2,641,028))	$(361,113)	$2,214,165	$2,492,483	$1,868,286	$7,041,552	$(383,056)	$662,542

*Shares Issued and Redeemed
Class A:
Sold	4,532,421	7,481,618	4,467,751	6,889,242	5,758,987	8,594,359	1,820,643	4,270,231
Issued for acquisition**	—	—	—	—	—	25,233,878	—	—
Issued for distributions reinvested	846,262	538,948	484,324	665,487	707,014	583,170	202,547	112,055
Redeemed	(2,667,809)	(3,674,671)	(4,410,291)	(7,653,713)	(5,963,847)	(9,780,526)	(3,132,976)	(6,246,526)
Net increase (decrease) in Class A shares outstanding	2,710,874	4,345,895	541,784	(98,984)	502,154	24,630,881	(1,109,786)	(1,864,240)

Class B:
Sold	53,170	89,506	29,104	63,260	64,275	174,925	27,489	72,915
Issued for acquisition**	—	—	—	—	—	715,868	—	—
Issued for distributions reinvested	14,368	8,728	5,081	6,579	11,775	5,836	3,025	1,180
Redeemed	(114,417)	(374,806)	(151,230)	(452,496)	(242,718)	(785,200)	(71,624)	(264,395)
Net increase (decrease) in Class B shares outstanding	(46,879)	(276,572)	(117,045)	(382,657)	(166,668)	111,429	(41,110)	(190,300)

** See Note 10

116	See notes to financial statements	117

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	SELECT GROWTH		OPPORTUNITY		SPECIAL SITUATIONS		INTERNATIONAL
	10/1/12 to	10/1/11 to	10/1/12 to	10/1/11 to	10/1/12 to	10/1/11 to	10/1/12 to	10/1/11 to
	3/31/13	9/30/12	3/31/13	9/30/12	3/31/13	9/30/12	3/31/13	9/30/12

Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$779,017	$(944,001)	$1,228,841	$4,684,227	$1,776,167	$59,936	$76,847	$1,276,176
Net realized gain on investments
and foreign currency transactions	16,073,623	6,874,740	18,473,119	14,703,906	20,247,132	8,831,864	4,756,228	11,215,665
Net unrealized appreciation of investments
and foreign currency transactions	1,697,321	50,284,387	78,236,242	96,340,656	18,666,891	52,595,947	12,252,753	19,972,563

Net increase in net assets resulting from operations	18,549,961	56,215,126	97,938,202	115,728,789	40,690,190	61,487,747	17,085,828	32,464,404
Distributions to Shareholders
Net investment income – Class A	—	—	(4,707,638)	(2,858,976)	(1,635,146)	(387,088)	—	(2,142,019)
Net investment income – Class B	—	—	(106,969)	(81,714)	(19,139)	—	—	(43,360)
Net realized gains – Class A	—	—	(14,500,437)	(15,298,237)	(14,034,907)	(22,980,160)	—	—
Net realized gains – Class B	—	—	(394,685)	(575,152)	(232,335)	(499,531)	—	—

Total distributions	—	—	(19,709,729)	(18,814,079)	(15,921,527)	(23,866,779)	—	(2,185,379)

Share Transactions *
Class A:
Proceeds from shares sold	24,537,135	45,428,727	50,070,787	71,370,721	25,966,097	43,391,077	28,508,509	27,195,451
Reinvestment of distributions	—	—	19,127,611	18,082,699	15,590,531	23,250,649	—	2,131,981
Cost of shares redeemed	(23,383,268)	(32,353,171)	(47,396,827)	(69,018,854)	(28,567,512)	(45,918,661)	(13,686,749)	(21,671,006)

	1,153,867	13,075,556	21,801,571	20,434,566	12,989,116	20,723,065	14,821,760	7,656,426

Class B:
Proceeds from shares sold	184,302	466,306	547,267	1,148,482	163,709	592,309	149,774	212,184
Reinvestment of distributions	—	—	500,972	655,289	251,359	499,190	—	43,332
Cost of shares redeemed	(935,276)	(2,820,737)	(2,147,615)	(6,554,117)	(676,658)	(2,515,486)	(218,945)	(528,475)

	(750,974)	(2,354,431)	(1,099,376)	(4,750,346)	(261,590)	(1,423,987)	(69,171)	(272,959)

Net increase from share transactions	402,893	10,721,125	20,702,195	15,684,220	12,727,526	19,299,078	14,752,589	7,383,467

Net increase in net assets	18,952,854	66,936,251	98,930,668	112,598,930	37,496,189	56,920,046	31,838,417	37,662,492

Net Assets

Beginning of period	276,872,095	209,935,844	543,015,425	430,416,495	348,023,789	291,103,743	169,125,287	131,462,795

End of period†	$295,824,949	$276,872,095	$641,946,093	$543,015,425	$385,519,978	$348,023,789	$200,963,704	$169,125,287

†Includes undistributed net investment income (deficit) of	$120,372	$(658,645)	$1,098,363	$4,684,129	$181,811	$59,929	$(115,007)	$(191,854)

*Shares Issued and Redeemed
Class A:
Sold	3,063,052	6,092,740	1,623,122	2,548,556	1,056,643	1,789,639	2,340,860	2,533,422
Issued for distributions reinvested	—	—	645,331	698,983	658,662	1,025,613	—	211,506
Redeemed	(2,920,602)	(4,326,019)	(1,538,724)	(2,461,213)	(1,163,450)	(1,890,583)	(1,124,218)	(2,016,988)

Net increase in Class A shares outstanding	142,450	1,766,721	729,729	786,326	551,855	924,669	1,216,642	727,940

Class B:
Sold	25,307	69,714	20,936	47,887	7,888	28,575	12,714	20,483
Issued for distributions reinvested	—	—	19,864	29,425	12,644	25,851	—	4,440
Redeemed	(128,753)	(421,243)	(81,969)	(275,737)	(32,630)	(122,401)	(18,652)	(51,884)

Net decrease in Class B shares outstanding	(103,446)	(351,529)	(41,169)	(198,425)	(12,098)	(67,975)	(5,938)	(26,961)

118	See notes to financial statements	119

Notes to Financial Statements
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2013

1. Significant Accounting Policies—First Investors Income Funds (“Income Funds”) and First Investors Equity Funds (“Equity Funds”), each a Delaware statutory trust (each a “Trust”, collectively, “the Trusts”), are registered under the Investment Company Act of 1940 (the “1940 Act”) as diversified open-end management investment companies and operate as series funds. The International Opportunities Bond Fund is registered as a non-diversified series of the Income Funds. The Income Funds issue shares of beneficial interest in the Cash Management Fund, Government Fund, Investment Grade Fund, International Opportunities Bond Fund and Fund For Income. The Equity Funds issue shares of beneficial interest in the Total Return Fund, Equity Income Fund (formerly Value Fund), Growth & Income Fund, Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund and International Fund (each a “Fund”, collectively, “the Funds”). The Trusts account separately for the assets, liabilities and operations of each Fund. The objective of each Fund as of March 31, 2013 is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

International Opportunities Bond Fund seeks total return consisting of income and capital appreciation.

Fund For Income seeks high current income.

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

Equity Income Fund seeks total return.

Growth & Income Fund seeks long-term growth of capital and current income.

Global Fund seeks long-term capital growth.

Select Growth Fund seeks long-term growth of capital.

Opportunity Fund seeks long-term capital growth.

Special Situations Fund seeks long-term growth of capital.

International Fund primarily seeks long-term capital growth.

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A. Security Valuation—Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trusts’ Board of Trustees (the “Board”). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of First Investors Management Company, Inc. (“FIMCO”) decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign equity securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. As of March 31, 2013, Fund For Income held four securities that were fair valued by FIMCO’s Valuation Committee with an aggregate value of $2,775, representing 0% of the Fund’s net assets.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

121

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2013

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities and Loan Participations are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of March 31, 2013, for each Fund’s investments is included at the end of each Fund’s portfolio of investments.

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B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At September 30, 2012, capital loss carryovers were as follows:

									Not Subject to
		Year Capital Loss Carryovers Expire							Expiration
									Long	Short
Fund	Total	2013	2014	2015	2016	2017	2018	2019	Term	Term
Government	$3,660,378	$ —	$ 646,760	$ 1,909,473	$1,063,550	$ —	$ —	$ 40,595	$ —	$ —
Investment
Grade	19,426,536	—	—	—	—	19,426,536	—	—	—	—
Fund For
Income	181,922,972	10,200,012	7,456,986	24,660,250	5,033,118	23,949,720	110,622,886	—	—	—
Equity
Income	18,542,271	—	—	—	—	—	18,524,300	—	17,971	—
Growth &
Income*	271,818	—	—	—	—	—	—	271,818	—	—
Global	26,490,247	—	—	—	—	—	24,434,029	—	—	2,056,218
Select
Growth	68,076,131	—	—	—	—	23,869,023	44,207,108	—	—	—
International	33,194,023	—	—	—	—	10,097,507	20,905,274	2,191,242	—	—

*Due to a tax free reorganization on December 9, 2011 with the Blue Chip Fund that was approved by the Equity Funds’ Board of Trustees, the Fund will have available for utilization $527,496 in capital loss carryovers that will become available for taxable year 2013 and will expire in 2019 (see Note 10).

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act of 2010”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 – 2011, or expected to be taken in the Funds’ 2012 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State, New York City and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

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Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2013

C. Distributions to Shareholders—Dividends from net investment income of the Government Fund, Investment Grade Fund, International Opportunities Bond Fund and Fund For Income are generally declared daily and paid monthly. The Cash Management Fund declares distributions, if any, daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income, if any, of Total Return Fund, Equity Income Fund and Growth & Income Fund are declared and paid quarterly. Dividends from net investment income, if any, of Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund and International Fund are declared and paid annually. Distributions from net realized capital gains, if any, of each of the Funds are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales losses, post-October capital losses, late loss deferrals, net operating losses and foreign currency transactions.

D. Expense Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trusts are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F. Foreign Currency Translations and Transactions—The accounting records of the International Opportunities Bond Fund, Global Fund and International Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the prevailing rates of exchange on the respective dates of such transactions.

The International Opportunities Bond Fund, Global Fund and International Fund do not isolate that portion of gains and losses on investments which is due to changes

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in foreign exchange rates from that which is due to changes in market prices of the investments. These changes are included with the net realized and unrealized gains and losses from investments.

The International Opportunities Bond Fund, Global Fund and International Fund may enter into spot currency transactions in connection with the settlement of transactions in securities traded in foreign currency to manage exposure to foreign exchange risk between the trade date and the settlement date of such transactions. The Funds could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of spot currency transactions and gains and losses on accrued foreign dividends and related withholding taxes.

G. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined and gains and losses are based on the identified cost basis for securities for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Bank of New York Mellon, custodian for the Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income, may provide credits against custodian charges based on uninvested cash balance of the Funds. For the six months ended March 31, 2013, the Bank of New York Mellon has provided credits in the amount of $13. Brown Brothers Harriman & Co. serves as custodian for the International Opportunities Bond Fund and each Fund in the Equity Funds. The Funds reduced expenses through brokerage service arrangements. For the six months ended March 31, 2013, expenses were reduced by $2,167 for the Income Funds and by $10,243 for the Equity Funds under these arrangements.

2. Security Transactions—For the six months ended March 31, 2013, purchases and sales of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, short-term securities and foreign currencies) were as follows:

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Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2013

			Long-Term U.S.
	Securities		Government Obligations
	Cost of	Proceeds	Cost of	Proceeds
Fund	Purchases	of Sales	Purchases	of Sales
Government	$130,941,521	$135,582,687	$13,865,213	$5,028,906
Investment Grade	113,115,171	85,916,135	—	—
International
Opportunities Bond	64,436,621	14,722,944	—	—
Fund For Income	225,850,646	207,504,919	—	—
Total Return	104,268,160	71,196,349	6,028,531	2,135,369
Equity Income	67,815,982	72,813,362	—	—
Growth & Income	114,591,299	134,510,618	—	—
Global	141,006,188	151,675,621	—	—
Select Growth	92,153,516	92,402,998	—	—
Opportunity	88,702,066	108,302,854	—	—
Special Situations	148,912,799	136,155,905	—	—
International	42,801,628	30,405,530	—	—

At March 31, 2013, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Government	$370,959,684	$ 12,389,084	$ 1,172,425	$ 11,216,659
Investment Grade	509,906,803	45,722,282	550,484	45,171,798
International
Opportunities Bond	73,842,798	972,523	924,260	48,263
Fund For Income	595,526,095	32,010,921	7,399,160	24,611,761
Total Return	482,410,231	136,558,946	4,160,037	132,398,909
Equity Income	340,707,595	104,343,221	4,381,051	99,962,170
Growth & Income	968,302,098	455,833,777	16,896,309	438,937,468
Global	243,933,296	58,952,456	3,320,936	55,631,520
Select Growth	219,517,962	76,753,308	1,052,430	75,700,878
Opportunity	430,216,160	216,433,370	4,948,900	211,484,470
Special Situations	298,531,572	90,556,779	6,213,311	84,343,468
International	149,682,172	55,925,715	3,985,959	51,939,756

3. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trusts are officers and directors of the Trusts’ investment adviser, FIMCO, their underwriter, First Investors Corporation (“FIC”), and their transfer agent,

126

Administrative Data Management Corp. (“ADM”). Trustees of the Trusts who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. For the six months ended March 31, 2013, total trustees fees accrued by the Income Funds and Equity Funds amounted to $53,629 and $120,107, respectively.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the following rates:

Cash Management Fund—.50% of the Fund’s average daily net assets. For the six months ended March 31, 2013, FIMCO has voluntarily waived $238,614 in advisory fees to limit the Fund’s overall expense ratio to .60% on Class A shares and 1.35% on Class B shares. Also, FIMCO has voluntarily waived an additional $112,714 in advisory fees and assumed $222,993 of other Fund expenses to prevent a negative yield on the Fund’s shares.

Government and Investment Grade Funds—.66% on the first $500 million of each Fund’s average daily net assets, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $1.5 billion. For the six months ended March 31, 2013, FIMCO has voluntarily waived $212,270 in advisory fees on Government Fund and $300,638 in advisory fees on Investment Grade Fund to limit the advisory fee to .55% of each Fund’s average daily net assets.

International Opportunities Bond Fund and Fund For Income—.75% on the first $250 million of each Fund’s average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. For the six months ended March 31, 2013, FIMCO has waived, pursuant to an expense limitation agreement, $183,352 in advisory fees and assumed $30,874 in other Fund expenses to limit the International Opportunities Bond Fund’s overall expense ratio to 1.30% on Class A shares. For the six months ended March 31, 2013, FIMCO has voluntarily waived $81,213 in advisory fees on Fund For Income to limit the advisory fee to .70% of the Fund’s average daily net assets.

Total Return, Equity Income, Growth & Income, Select Growth, and Opportunity Funds—.75% on the first $300 million of each Fund’s average daily net assets, .72% on the next $200 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion.

Special Situations Fund—1% on the first $200 million of the Fund’s average daily net assets, .75% on the next $300 million, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, and .64% on average daily

127

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2013

net assets over $1.5 billion. For the six months ended March 31, 2013, FIMCO has voluntarily waived $160,093 in advisory fees to limit the advisory fee to .80% of the Fund’s average daily net assets.

Global Fund—.95% on the first $600 million of the Fund’s average daily net assets, .92% on the next $400 million, .90% on the next $500 million and .88% on average daily net assets over $1.5 billion.

International Fund—.98% on the first $300 million of the Fund’s average daily net assets, .95% on the next $300 million, .92% on the next $400 million, .90% on the next $500 million and .88% on average daily net assets over $1.5 billion.

For the six months ended March 31, 2013, total advisory fees accrued to FIMCO by the Income Funds and Equity Funds were $5,881,343 and $15,129,883, respectively, of which $1,128,819 and $160,093, respectively, was voluntarily waived by FIMCO as noted above.

FIMCO has entered into an expense limitation agreement with the International Opportunities Bond Fund (“IOBF”) to limit IOBF’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.30% of the average daily net assets on the Class A shares. The agreement expires on January 31, 2014. For the six months ended March 31, 2013, FIMCO assumed $214,226, including $78,710 of offering expenses amortized in connection with the organization of IOBF under the terms of the agreement. FIMCO and IOBF have agreed that any expenses of IOBF assumed by FIMCO pursuant to this agreement be repaid to FIMCO by IOBF within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of IOBF’s Class A shares to exceed the foregoing limits. The expense limitation agreement may be terminated or amended prior to January 31, 2014 with the approval of IOBF’s Board of Trustees. For the period August 20, 2012 (commencement of operations) to March 31, 2013, the total organizational expenses and expenses incurred in excess of the above stated limitations was $352,353.

For the six months ended March 31, 2013, FIC, as underwriter, received from the Income Funds and Equity Funds $3,321,902 and $9,563,465, respectively, in commissions in connection with the sale of shares of the Funds, after allowing $7,253 and $20,166, respectively, to other dealers. For the six months ended March 31, 2013, shareholder servicing costs for the Income Funds and Equity Funds included $1,162,271 (of which $23,541 was voluntarily waived by ADM on the Cash Management Fund) and $3,469,164,

128

respectively, in transfer agent fees accrued to ADM and $228,300 and $1,003,068, respectively, in retirement accounts custodian fees accrued to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Cash Management Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The Cash Management Fund is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended March 31, 2013, total distribution plan fees accrued to FIC by the Income Funds and Equity Funds amounted to $2,481,331 and $6,203,184, respectively.

Brandywine Global Investment Management, LLC, serves as investment subadviser to International Opportunities Bond Fund, Muzinich & Co., Inc., serves as investment subadviser to Fund For Income, Wellington Management Company, LLP serves as investment subadviser to Global Fund, Smith Asset Management Group, L.P. serves as investment subadviser to Select Growth Fund, Paradigm Capital Management, Inc. serves as investment subadviser to Special Situations Fund, and Vontobel Asset Management, Inc. serves as investment subadviser to International Fund. The subadvisers are paid by FIMCO and not by the Funds.

4. Restricted Securities—Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. Unless otherwise noted, these 144A securities are deemed to be liquid. At March 31, 2013, Investment Grade Fund held twenty-five 144A securities with an aggregate value of $94,368,237 representing 16.7% of the Fund’s net assets, International Opportunities Bond Fund held two 144A securities with a value of $1,389,214 representing 1.8% of the Fund’s net assets, Fund For Income held one hundred-eight 144A securities with an aggregate value of $226,781,014 representing 35.2% of the Fund’s net assets, Total Return Fund held twenty-three securities with an aggregate value of $25,540,442 representing 4.1% of the Fund’s net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. Unless otherwise noted, these Section 4(2) securities are deemed to be liquid. At March 31, 2013, Cash Management Fund held two Section 4(2) securities with an aggregate value of $7,997,163 representing 5.7% of the Fund’s net assets. These securities are valued as set forth in Note 1A.

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Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2013

5. High Yield Credit Risk—The investments of Fund For Income in high yield securities whether rated or unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

6. Foreign Exchange Contracts—The International Opportunities Bond Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and are used to decrease exposure to foreign exchange risk associated with foreign currency denominated securities held by the Fund. The Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Fund’s assets.

The International Opportunities Bond Fund had the following foreign exchange contracts open at March 31, 2013:

Contracts to Buy				Unrealized
Foreign Currency		In Exchange for	Settlement Date	Gain (Loss)
1,946,000	Euro	US $2,581,741	5/7/13	US $(82,897)
1,115,000,000	Colombian Peso	2,276,427	5/15/13	87,113
220,000,000	Colombian Peso	461,168	6/10/13	5,181
170,000,000	Indian Rupee	3,074,141	6/19/13	53,734
1,150,000	Brazilian Real	573,220	8/30/13	(2,883)
		$8,966,697		$60,248

Contracts to Sell				Unrealized
Foreign Currency		In Exchange for	Settlement Date	Gain (Loss)
3,803,000	Euro	US $ 4,962,592	5/7/13	US $ 79,187
9,640,000	Australian Dollar	9,892,111	5/10/13	(158,035)
1,393,000,000	Korean Won	1,260,080	5/13/13	8,057
3,671,000	New Zealand Dollar	3,001,080	6/14/13	(75,211)
1,150,000	Brazilian Real	565,722	8/30/13	(4,615)
		$19,681,585		$(150,617)
Net Unrealized Loss on Foreign Exchange Contracts				$ (90,369)

130

Fair Value of Derivative Instruments — The fair value of derivative instruments on the International Opportunities Bond Fund as of March 31, 2013, was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for
as hedging instruments under	Statements of Assets		Statements of Assets
ASC 815	and Liabilities Location	Value	and Liabilities Location	Value
Foreign exchange contracts:	Unrealized appreciation		Unrealized depreciation
	of foreign exchange		of foreign exchange
	contracts	$233,273	contracts	$323,642

The effect of International Opportunities Bond Fund’s derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or Loss Recognized on Derivatives
Derivatives not accounted	Net Realized Gain
for as hedging instruments	on Foreign Currency
under ASC 815	Transactions
Foreign exchange currency contract transactions:
International Opportunities Bond Fund	$182,417

Amount of Change in Unrealized Gain or Loss Recognized on Derivatives
Derivatives not accounted	Net Unrealized Depreciation
for as hedging instruments	on Foreign Currency
under ASC 815	Transactions
Foreign exchange currency contract transactions:
International Opportunities Bond Fund	$(116,750)

7. Capital—The Trusts are authorized to issue an unlimited number of shares of beneficial interest without par value. The Trusts consist of the Funds listed on the cover page, each of which is a separate and distinct series of the Trusts. Each Fund has designated four classes of shares, Class A shares, Class B shares, Institutional Class shares and Advisor Class shares (each, a “Class”) except for Cash Management Fund, which has only designated Class A, Class B and Institutional Class shares and International Opportunities Bond Fund, which has only designated Class A, Institutional Class and Advisor Class shares. Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. Cash Management Fund’s Class A and Class B shares are sold without an initial sales charge; however, its Class B shares may only be acquired through an exchange of

131

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2013

Class B shares from another First Investors eligible Fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to FIC as underwriter of the Trusts. The Class A and Class B shares sold by the other Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets to each class. Institutional Class shares were made available for sale on April 1, 2013. Advisor Class shares will not be offered for sale until September 2013. Not all Classes of shares of a Fund may be available for sale in all jurisdictions. Institutional Class shares and Advisor Class shares are sold without an initial or contingent deferred sales charge.

8. New Accounting Pronouncements—In December 2011, Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 relates to disclosures about offsetting assets and liabilities.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”). This update gives additional clarifications to ASU 2011-11. The amendments in ASU 2013-01 require and entity to disclose information about offsetting and related arrangements to enable user of its financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective applications for all comparative periods presented. At this time, management is evaluating the implications of ASU 2013-01 and its impact on the financial statements.

9. Subsequent Events—Subsequent events occurring after March 31, 2013 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

132

10. Reorganization of Blue Chip Fund into Growth & Income Fund—On December 9, 2011, the Growth & Income Fund acquired all of the net assets of the Blue Chip Fund in connection with a tax-free reorganization that was approved by the Equity Funds’ Board of Trustees. The Growth & Income Fund issued 25,233,878 Class A shares and 715,868 Class B shares to the Blue Chip Fund in connection with the reorganization. In return, it received net assets of $373,986,545 from the Blue Chip Fund (which included $31,271,862 of unrealized appreciation and $17,652,665 of accumulated net realized losses). The Growth & Income Fund’s shares were issued at their current net asset values as of the date of the reorganization. The aggregate net assets of the Growth & Income Fund and Blue Chip Fund immediately before the acquisition were $1,106,393,661 consisting of, with respect to Growth & Income Fund, $732,407,116 ($712,314,779 Class A and $20,092,337 Class B) and, with respect to Blue Chip Fund, $373,986,545 ($364,273,402 Class A and $9,713,143 Class B).

11. Litigation—The Blue Chip and Equity Income Funds have been named, and have received notice that they may be putative members of the proposed defendant class of shareholders, in a lawsuit filed in the United States Bankruptcy Court for the District of Delaware on November 1, 2010, by the Official Committee of Unsecured Creditors of Tribune Company (the "Committee"). The Committee is seeking to recover all payments made to beneficial owners of common stock in connection with a leveraged buyout of the Tribune Company (“LBO”), including payments made in connection with a 2007 tender offer into which the Blue Chip and Equity Income Funds tendered their shares of common stock of the Tribune Company. On December 9, 2011, the Blue Chip Fund was reorganized into the Growth & Income Fund pursuant to a Plan of Reorganization and Termination, whereby all of the assets of the Blue Chip Fund were transferred to the Growth & Income Fund, the Growth & Income Fund assumed all of the liabilities of the Blue Chip Fund, including any contingent liabilities with respect to pending or threatened litigation or actions, and shareholders of Blue Chip Fund became shareholders of Growth & Income Fund. The adversary proceeding by the Committee has been stayed since it was filed (other than for limited discovery and service of the complaint). The adversary proceeding brought by the Committee has been transferred to the Southern District of New York and consolidated with other similar suits as discussed below. In addition, on June 2, 2011, the Blue Chip and Equity Income Funds were named as defendants in a lawsuit brought in connection with the Tribune Company's LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes

133

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2013

(together, the "Bondholder Plaintiffs") in the Supreme Court of the State of New York. This suit has been removed to the United States District Court for the Southern District of New York and consolidated with other substantially similar suits against other former Tribune shareholders. The Bondholder Plaintiffs also seek to recover payments of the proceeds of the LBO. The extent of the Funds' potential liability in any such actions has not been determined. The Funds have been advised by counsel that the Funds could be held liable to return all or part of the proceeds received in any of these actions, as well as interest and court costs, even though the Funds had no knowledge of, or participation in, any misconduct. The Equity Income Fund received proceeds of $1,526,566 in connection with the LBO, representing 0.35% of its net assets as of March 31, 2013. The Blue Chip Fund received proceeds of $790,772 in connection with the LBO, representing 0.06% of the net assets of Growth & Income Fund as of March 31, 2013. The Equity Income and Growth & Income Funds cannot predict the outcomes of these proceedings, and thus have not accrued any of the amounts sought in the various actions in the accompanying financial statements.

12. New Fund—On December 13, 2012, the Board approved the establishment of a new series of the First Investors Income Funds, First Investors Strategic Income Fund (the “Strategic Income Fund”). The Strategic Income Fund is registered under the Investment Company Act of 1940 as a diversified fund and is authorized to issue an unlimited number of shares of beneficial interest of Class A and Advisor Class. The Fund is structured as a fund of funds which invests primarily in shares of other First Investors funds (the underlying funds). The investment objective of the Fund is to seek a high level of current income. The Fund commenced operations on April 3, 2013.

134

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135

Financial Highlights
FIRST INVESTORS INCOME FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal period indicated.

		P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions													Ratio to Average Net
		Investment Operations			from							Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset				Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Net				Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment	Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in millions)	Credits		Credits	(a)	Income		Expenses		Income (Loss)	Rate
CASH MANAGEMENT FUND

Class A
2008	$ 1.00	$.027	—	$.027	$.027	—	$.027	$ 1.00	2.69%		$234.80%			.80%		2.63%		.92%		2.51%	N/A
2009	1.00	.005	—	.005	.005	—	.005	1.00	0.54		172.71			.71		.58		1.03		.26	N/A
2010	1.00	—	—	—	—	—	—	1.00	0.00		134.30			.30		.00		1.08		(.78)	N/A
2011	1.00	—	—	—	—	—	—	1.00	0.00		148.17			.17		.00		1.06		(.89)	N/A
2012	1.00	—	—	—	—	—	—	1.00	0.00		135.12			.12		.00		1.02		(.90)	N/A
2013(b)	1.00	—	—	—	—	—	—	1.00	0.00	†	140.13		††	.13	††	.00	††	.97	††	(.84 )††	N/A
Class B
2008	1.00	.019	—	.019	.019	—	.019	1.00	1.92		4	1.55		1.55		1.88		1.67		1.76	N/A
2009	1.00	.001	—	.001	.001	—	.001	1.00	0.14		3	1.13		1.13		.16		1.78		(.49)	N/A
2010	1.00	—	—	—	—	—	—	1.00	0.00		2.30			.30		.00		1.83		(1.53)	N/A
2011	1.00	—	—	—	—	—	—	1.00	0.00		2.17			.17		.00		1.81		(1.64)	N/A
2012	1.00	—	—	—	—	—	—	1.00	0.00		1.12			.12		.00		1.77		(1.65)	N/A
2013(b)	1.00	—	—	—	—	—	—	1.00	0.00	†	1.13		††	.13	††	.00	††	1.72	††	(1.59)††	N/A
GOVERNMENT FUND

Class A
2008	$10.64	$ .49	$.11	$ .60	$ .48	—	$ .48	$10.76	5.73%		$228	1.10%		1.10%		4.29%		1.24%		4.15%	37%
2009	10.76	.47	.44	.91	.47	—	.47	11.20	8.59		287	1.10		1.10		4.03		1.26		3.87	43
2010	11.20	.43	.16	.59	.43	—	.43	11.36	5.39		326	1.13		1.13		3.44		1.24		3.33	42
2011	11.36	.36	.28	.64	.41	—	.41	11.59	5.73		347	1.12		1.12		3.12		1.23		3.01	35
2012	11.59	.27	.04	.31	.38	—	.38	11.52	2.71		382	1.10		1.10		2.28		1.21		2.17	36
2013(b)	11.52	.09	(.16)	(.07)	.17	—	.17	11.28	(0.62	)†	377	1.11	††	1.11	††	1.54	††	1.22	††	1.43 ††	36
Class B
2008	10.64	.41	.12	.53	.41	—	.41	10.76	4.99		12	1.80		1.80		3.59		1.94		3.45	37
2009	10.76	.39	.43	.82	.39	—	.39	11.19	7.75		13	1.80		1.80		3.33		1.96		3.17	43
2010	11.19	.35	.17	.52	.36	—	.36	11.35	4.70		11	1.83		1.83		2.74		1.94		2.63	42
2011	11.35	.26	.29	.55	.33	—	.33	11.57	4.94		7	1.82		1.82		2.42		1.93		2.31	35
2012	11.57	.17	.07	.24	.30	—	.30	11.51	2.11		6	1.80		1.80		1.59		1.91		1.47	36
2013(b)	11.51	.04	(.16)	(.12)	.13	—	.13	11.26	(1.05	)†	6	1.81	††	1.81	††	.84	††	1.92	††	.73 ††	36

136	137

Financial Highlights (continued)
FIRST INVESTORS INCOME FUNDS

	P E R S H A R E D A T A										R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions													Ratio to Average Net
		Investment Operations			from							Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset				Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in millions)	Credits		Credits	(a)	Income		Expenses		Income (Loss)		Rate
INVESTMENT GRADE FUND

Class A
2008	$ 9.42	$.48	$(1.20)	$ (.72)	$.47	—	$.47	$ 8.23	(8.12)%		$268	1.10%		1.10%		4.80%		1.23%		4.67%		127%
2009	8.23	.49	.85	1.34	.47	—	.47	9.10	17.06		325	1.10		1.10		5.29		1.27		5.12		79
2010	9.10	.44	.72	1.16	.45	—	.45	9.81	13.09		405	1.12		1.12		4.75		1.23		4.64		56
2011	9.81	.40	(.16)	.24	.43	—	.43	9.62	2.48		437	1.11		1.11		3.94		1.22		3.83		34
2012	9.62	.38	.68	1.06	.41	—	.41	10.27	11.22		532	1.08		1.08		3.54		1.19		3.43		40
2013(b)	10.27	.17	(.03)	.14	.19	—	.19	10.22	1.39	†	558	1.08	††	1.08	††	3.24	††	1.19	††	3.13	††	16
Class B
2008	9.41	.42	(1.21)	(.79)	.40	—	.40	8.22	(8.78)		17	1.80		1.80		4.10		1.93		3.97		127
2009	8.22	.44	.85	1.29	.40	—	.40	9.11	16.35		16	1.80		1.80		4.59		1.97		4.42		79
2010	9.11	.39	.70	1.09	.39	—	.39	9.81	12.20		14	1.82		1.82		4.05		1.93		3.94		56
2011	9.81	.33	(.16)	.17	.36	—	.36	9.62	1.81		10	1.81		1.81		3.24		1.92		3.13		34
2012	9.62	.32	.66	.98	.34	—	.34	10.26	10.41		8	1.78		1.78		2.84		1.89		2.74		40
2013(b)	10.26	.14	(.03)	.11	.16	—	.16	10.21	1.08	†	7	1.78	††	1.78	††	2.54	††	1.89	††	2.43	††	16
INTERNATIONAL OPPORTUNITIES BOND FUND

Class A
2012(c)	$10.00	$.01	$ .23	$ .24	$.02	$ —	$.02	$10.22	2.35	%†	$ 20	1.30	%††	1.30	%††	1.10	%††	9.76	%††	(6.12	)%††	5%
2013(b)	10.22	.12	.05	.17	.15	.01	.16	10.23	1.67	†	76	1.30	††	1.30	††	2.07	††	2.17	††	1.20	††	36
FUND FOR INCOME

Class A
2008	$ 2.99	$.21	$ (.54)	(.33)	$.21	—	$.21	$ 2.45	(11.58)%		$460	1.29%		1.29%		7.40%		1.30%		7.39%		17%
2009	2.45	.20	(.13)	.07	.20	—	.20	2.32	4.28		438	1.38		1.38		9.10		1.42		9.06		73
2010	2.32	.17	.18	.35	.18	—	.18	2.49	15.68		505	1.29		1.29		7.32		1.33		7.28		78
2011	2.49	.17	(.14)	.03	.17	—	.17	2.35	1.00		505	1.27		1.27		6.43		1.30		6.40		75
2012	2.35	.16	.25	.41	.16	—	.16	2.60	17.79		602	1.26		1.26		6.01		1.29		5.98		54
2013(b)	2.60	.07	.07	.14	.08	—	.08	2.66	5.30	†	639	1.25	††	1.25	††	5.33	††	1.27	††	5.30	††	34
Class B
2008	2.99	.19	(.54)	(.35)	.19	—	.19	2.45	(12.25)		15	1.99		1.99		6.70		2.00		6.69		17
2009	2.45	.19	(.13)	.06	.18	—	.18	2.33	3.75		12	2.08		2.08		8.40		2.12		8.36		73
2010	2.33	.16	.16	.32	.16	—	.16	2.49	14.43		11	1.99		1.99		6.62		2.03		6.58		78
2011	2.49	.15	(.13)	.02	.16	—	.16	2.35	.38		8	1.97		1.97		5.75		2.00		5.72		75
2012	2.35	.13	.26	.39	.14	—	.14	2.60	17.01		6	1.96		1.96		5.31		1.99		5.28		54
2013(b)	2.60	.07	.06	.13	.07	—	.07	2.66	4.95	†	5	1.95	††	1.95	††	4.61	††	1.97	††	4.58	††	34

*	Calculated without sales charges.
**	Net of expenses waived or assumed by FIMCO and ADM (Note 3).
(a)	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1G).
(b)	For the period October 1, 2012 to March 31, 2013.
(c)	For the period August 20, 2012 (commencement of operations) to September 30, 2012.
†	Not annualized
††	Annualized

138	139

Financial Highlights
FIRST INVESTORS EQUITY FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

	P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Net Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net			Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment			Investment	Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in millions)	Credits		Credits	(a)	Income		Expenses	Income	Rate
TOTAL RETURN FUND

Class A
2008	$15.86	$.36	$(2.31)	$(1.95)	$.37	$.30	$.67	$13.24	(12.66)%	$304	1.34%		1.34%		2.32%		N/A	N/A	59%
2009	13.24	.30	.03	.33	.32	—	.32	13.25	2.77	316	1.43		1.43		2.35		N/A	N/A	53
2010	13.25	.28	.95	1.23	.29	—	.29	14.19	9.38	361	1.37		1.37		2.02		N/A	N/A	40
2011	14.19	.31	(.06)	.25	.34	—	.34	14.10	1.65	385	1.33		1.33		1.97		N/A	N/A	36
2012	14.10	.30	2.71	3.01	.30	—	.30	16.81	21.46	532	1.32		1.32		1.79		N/A	N/A	32
2013(b)	16.81	.12	1.20	1.32	.19	.24	.43	17.70	8.04 †	608	1.31	††	1.31	††	1.46	††	N/A	N/A	13
Class B
2008	15.63	.26	(2.29)	(2.03)	.27	.30	.57	13.03	(13.35)	25	2.04		2.04		1.62		N/A	N/A	59
2009	13.03	.21	.03	.24	.23	—	.23	13.04	2.10	21	2.13		2.13		1.65		N/A	N/A	53
2010	13.04	.18	.94	1.12	.20	—	.20	13.96	8.62	17	2.07		2.07		1.32		N/A	N/A	40
2011	13.96	.19	(.04)	.15	.23	—	.23	13.88	1.01	13	2.03		2.03		1.30		N/A	N/A	36
2012	13.88	.18	2.65	2.83	.18	—	.18	16.53	20.49	11	2.02		2.02		1.09		N/A	N/A	32
2013(b)	16.53	.08	1.16	1.24	.13	.24	.37	17.40	7.68 †	11	2.01	††	2.01	††	.77	††	N/A	N/A	13
EQUITY INCOME(c)

Class A
2008	$ 8.14	$.12	$(1.49)	$(1.37)	$.12	—	$.12	$ 6.65	(16.91)%	$334	1.35%		1.35%		1.62%		N/A	N/A	17%
2009	6.65	.11	(.64)	(.53)	.11	—	.11	6.01	(7.81)	308	1.48		1.48		2.14		N/A	N/A	15
2010	6.01	.09	.49	.58	.09	—	.09	6.50	9.76	335	1.38		1.38		1.45		N/A	N/A	21
2011	6.50	.11	(.30)	(.19)	.11	—	.11	6.20	(3.12)	318	1.35		1.35		1.60		N/A	N/A	29
2012	6.20	.13	1.44	1.57	.10	—	.10	7.67	25.36	392	1.33		1.33		1.75		N/A	N/A	38
2013(b)	7.67	.07	.78	.85	.08	—	.08	8.44	11.09 †	436	1.31	††	1.31	††	1.79	††	N/A	N/A	18
Class B
2008	8.01	.07	(1.46)	(1.39)	.07	—	.07	6.55	(17.42)	17	2.05		2.05		.92		N/A	N/A	17
2009	6.55	.08	(.64)	(.56)	.07	—	.07	5.92	(8.43)	12	2.18		2.18		1.44		N/A	N/A	15
2010	5.92	.05	.48	.53	.05	—	.05	6.40	8.97	11	2.08		2.08		.75		N/A	N/A	21
2011	6.40	.06	(.30)	(.24)	.06	—	.06	6.10	(3.87)	8	2.05		2.05		.90		N/A	N/A	29
2012	6.10	.08	1.42	1.50	.05	—	.05	7.55	24.56	7	2.03		2.03		1.02		N/A	N/A	38
2013(b)	7.55	.05	.75	.80	.05	—	.05	8.30	10.61 †	7	2.01	††	2.01	††	1.09	††	N/A	N/A	18

140	141

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A										R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from							Ratio to Average					Assets Before Expenses
	Net Asset	Net	Net Realized				Distributions		Net Asset			Net Assets**					Waived or Assumed
	Value,	Investment	and Unrealized	Total from	Net	Net	in Excess of		Value,		Net Assets	Net Expenses		Net Expenses		Net			Net	Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Net Investment	Total	End of	Total	End of Period	After Fee		Before Fee		Investment			Investment	Turnover
	of Period	(Loss)	Investments	Operations	Income	Gain	Income	Distributions	Period	Return *	(in millions)	Credits		Credits	(a)	Income (Loss)	Expenses		Income (Loss)	Rate
GROWTH & INCOME FUND

Class A
2008	$16.86	$.14	$(3.66)	$(3.52)	$.11	$ .23	—	$ .34	$13.00	(21.23)%	$ 623	1.35%		1.35%		.94%	N/A		N/A	24%
2009	13.00	.09	(1.02)	(.93)	.14	.02	—	.16	11.91	(6.93)	578	1.51		1.51		.90	N/A		N/A	26
2010	11.91	.09	.98	1.07	.07	—	—	.07	12.91	9.01	626	1.39		1.39		.68	N/A		N/A	25
2011	12.91	.19	(.14)	.05	.18	—	—	.18	12.78	.25	626	1.34		1.34		1.33	N/A		N/A	24
2012	12.78	.21	3.81	4.02	.14	—	—	.14	16.66	31.60	1,226	1.29		1.29		1.35	N/A		N/A	22
2013(b)	16.66	.10	2.02	2.12	.16	—	—	.16	18.62	12.85 †	1,379	1.27	††	1.27	††	1.11 ††	N/A		N/A	9
Class B
2008	15.99	.03	(3.47)	(3.44)	.02	.23	—	.25	12.30	(21.82)	41	2.05		2.05		.24	N/A		N/A	24
2009	12.30	.01	(.97)	(.96)	.10	.02	—	.12	11.22	(7.59)	30	2.21		2.21		.20	N/A		N/A	26
2010	11.22	(.03)	.95	.92	—	—	—	—	12.14	8.23	26	2.09		2.09		(.02)	N/A		N/A	25
2011	12.14	.08	(.12)	(.04)	.09	—	—	.09	12.01	(.44)	20	2.04		2.04		.66	N/A		N/A	24
2012	12.01	.10	3.58	3.68	.05	—	—	.05	15.64	30.71	27	1.99		1.99		.63	N/A		N/A	22
2013(b)	15.64	.03	1.91	1.94	.11	—	—	.11	17.47	12.50 †	28	1.97	††	1.97	††	.42 ††	N/A		N/A	9
GLOBAL FUND

Class A
2008	$ 8.82	$.03	$(1.97)	$(1.94)	$.01	$1.12	$ —	$1.13	$ 5.75	(25.44)%	$ 249	1.70%		1.70%		.39%	1.73%		.36%	133%
2009	5.75	.02	—	.02	.02	—	.02	.04	5.73	.53	249	1.90		1.90		.38	1.93		.35	141
2010	5.73	—	.42	.42	.01	—	—	.01	6.14	7.33	269	1.72		1.72		.04	1.75		.01	92
2011	6.14	.01	(.61)	(.60)	—	—	—	—	5.54	(9.77)	241	1.67		1.67		.18	1.70		.15	103
2012	5.54	.03	1.24	1.27	.02	—	—	.02	6.79	22.88	283	1.68		1.69		.44	1.70		.42	94
2013(b)	6.79	.01	.55	.56	.03	—	—	.03	7.32	8.34 †	298	1.68	††	1.68	††	.28 ††	1.68	††	.28 ††	49
Class B
2008	7.98	(.02)	(1.75)	(1.77)	—	1.12	—	1.12	5.09	(25.91)	9	2.40		2.40		(.31)	2.43		(.34)	133
2009	5.09	(.03)	—	(.03)	.01	—	.02	.03	5.03	(.37)	7	2.60		2.60		(.32)	2.63		(.35)	141
2010	5.03	(.06)	.39	.33	—	—	—	—	5.36	6.56	7	2.42		2.42		(.66)	2.45		(.69)	92
2011	5.36	(.09)	(.46)	(.55)	—	—	—	—	4.81	(10.26)	5	2.37		2.37		(.55)	2.40		(.58)	103
2012	4.81	(.09)	1.15	1.06	.01	—	—	.01	5.86	21.99	4	2.38		2.39		(.27)	2.40		(.29)	94
2013(b)	5.86	(.04)	.50	.46	.02	—	—	.02	6.30	7.96 †	4	2.38	††	2.38	††	(.42 )††	2.38	††	(.42 )††	49

142	143

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions											Ratio to Average Net
		Investment Operations			from						Ratio to Average					Assets Before Expenses
	Net Asset	Net	Net Realized					Net Asset			Net Assets**					Waived or Assumed
	Value,	Investment	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net		Net	Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment		Investment	Turnover
	of Period	(Loss)	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in millions)	Credits		Credits	(a)	Income (Loss)	Expenses	Income	Rate
SELECT GROWTH FUND

Class A
2008	$10.21	$(.04)	$(2.06)	$(2.10)	—	$1.42	$1.42	$ 6.69	(23.84)%	$207	1.46%		1.47%		(.52)%	N/A	N/A	99%
2009	6.69	(.02)	(1.34)	(1.36)	—	—	—	5.33	(20.33)	170	1.67		1.67		(.51)	N/A	N/A	120
2010	5.33	(.03)	.49	.46	—	—	—	5.79	8.63	184	1.56		1.56		(.48)	N/A	N/A	98
2011	5.79	(.02)	.54	.52	—	—	—	6.31	8.98	203	1.45		1.45		(.28)	N/A	N/A	62
2012	6.31	(.03)	1.70	1.67	—	—	—	7.98	26.47	271	1.42		1.42		(.35)	N/A	N/A	53
2013(b)	7.98	.02	.51	.53	—	—	—	8.51	6.64 †	290	1.39	††	1.39	††	.57 ††	N/A	N/A	33
Class B
2008	9.70	(.09)	(1.94)	(2.03)	—	1.42	1.42	6.25	(24.43)	18	2.16		2.17		(1.22)	N/A	N/A	99
2009	6.25	(.06)	(1.25)	(1.31)	—	—	—	4.94	(20.96)	10	2.37		2.37		(1.21)	N/A	N/A	120
2010	4.94	(.07)	.46	.39	—	—	—	5.33	7.90	8	2.26		2.26		(1.18)	N/A	N/A	98
2011	5.33	(.07)	.51	.44	—	—	—	5.77	8.26	7	2.15		2.15		(.98)	N/A	N/A	62
2012	5.77	(.09)	1.57	1.48	—	—	—	7.25	25.65	6	2.12		2.12		(1.07)	N/A	N/A	53
2013(b)	7.25	(.02)	.48	.46	—	—	—	7.71	6.35 †	5	2.09	††	2.09	††	(.13 )††	N/A	N/A	33
OPPORTUNITY FUND(d)

Class A
2008	$31.32	$ —	$(5.53)	$(5.53)	$.14	$2.66	$2.80	$22.99	(19.40)%	$377	1.39%		1.40%		(.01)%	N/A	N/A	40%
2009	22.99	.01	(1.61)	(1.60)	—	.63	.63	20.76	(6.24)	355	1.58		1.58		.09	N/A	N/A	35
2010	20.76	.05	2.65	2.70	—	—	—	23.46	13.01	402	1.44		1.44		.24	N/A	N/A	40
2011	23.46	.17	.49	.66	.05	—	.05	24.07	2.77	415	1.36		1.36		.62	N/A	N/A	37
2012	24.07	.26	6.10	6.36	.17	.89	1.06	29.37	26.99	530	1.35		1.35		.94	N/A	N/A	36
2013(b)	29.37	.07	5.09	5.16	.26	.80	1.06	33.47	18.04 †	628	1.33	††	1.33	††	.44 ††	N/A	N/A	16
Class B
2008	28.31	(.21)	(4.89)	(5.10)	.14	2.66	2.80	20.41	(19.99)	32	2.09		2.10		(.71)	N/A	N/A	40
2009	20.41	(.10)	(1.47)	(1.57)	—	.63	.63	18.21	(6.90)	23	2.28		2.28		(.61)	N/A	N/A	35
2010	18.21	(.14)	2.37	2.23	—	—	—	20.44	12.25	20	2.14		2.14		(.52)	N/A	N/A	40
2011	20.44	(.10)	.52	.42	.01	—	.01	20.85	2.04	15	2.06		2.06		(.04)	N/A	N/A	37
2012	20.85	.01	5.31	5.32	.13	.89	1.02	25.15	26.12	13	2.05		2.05		.15	N/A	N/A	36
2013(b)	25.15	(.05)	4.35	4.30	.22	.80	1.02	28.43	17.60 †	14	2.03	††	2.03	††	(.26 )††	N/A	N/A	16

144	145

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions											Ratio to Average Net
		Investment Operations			from						Ratio to Average					Assets Before Expenses
											Net Assets**					Waived or Assumed
	Net Asset	Net	Net Realized					Net Asset
	Value,	Investment	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net			Net	Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment			Investment	Turnover
	of Period	(Loss)	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in millions)	Credits		Credits	(a)	Income (Loss)	Expenses		Income (Loss)	Rate
SPECIAL SITUATIONS FUND

Class A
2008	$24.27	$ .03	$(2.93)	$(2.90)	$ —	$1.22	$1.22	$20.15	(12.67)%	$258	1.49%		1.50%		.14%	1.61%		.02%	52%
2009	20.15	.03	(1.23)	(1.20)	.02	.53	.55	18.40	(5.28)	246	1.64		1.64		.22	1.82		.04	55
2010	18.40	(.05)	2.31	2.26	—	—	—	20.66	12.28	274	1.52		1.52		(.28)	1.65		(.41)	64
2011	20.66	.03	1.03	1.06	—	—	—	21.72	5.13	285	1.44		1.44		.13	1.54		.03	73
2012	21.72	.01	4.46	4.47	.03	1.76	1.79	24.40	21.19	343	1.43		1.43		.03	1.53		(.07)	41
2013(b)	24.40	.13	2.63	2.76	.12	1.00	1.12	26.04	11.76 †	380	1.43	††	1.43	††	1.00 ††	1.52	††	.91 ††	40
Class B
2008	21.73	(.13)	(2.57)	(2.70)	—	1.22	1.22	17.81	(13.26)	12	2.19		2.20		(.56)	2.31		(.68)	52
2009	17.81	(.10)	(1.09)	(1.19)	—	.53	.53	16.09	(5.99)	9	2.34		2.34		(.48)	2.52		(.66)	55
2010	16.09	(.25)	2.11	1.86	—	—	—	17.95	11.56	8	2.22		2.22		(.94)	2.35		(1.07)	64
2011	17.95	(.13)	.92	.79	—	—	—	18.74	4.40	6	2.14		2.14		(.55)	2.24		(.65)	73
2012	18.74	(.15)	3.84	3.69	—	1.76	1.76	20.67	20.33	5	2.13		2.13		(.67)	2.23		(.77)	41
2013(b)	20.67	.03	2.22	2.25	.08	1.00	1.08	21.84	11.41 †	5	2.13	††	2.13	††	.31 ††	2.22	††	.22 ††	40
INTERNATIONAL FUND

Class A
2008	$13.18	$ .07	$(3.45)	$(3.38)	$ —	$ .32	$ .32	$ 9.48	(26.37)%	$105	1.95%		1.95%		.20%	1.94%		.20%	122%
2009	9.48	.29	(.74)	(.45)	.13	—	.13	8.90	(4.52)	108	2.20		2.20		1.16	N/A		N/A	60
2010	8.90	.15	1.15	1.30	.02	—	.02	10.18	14.63	130	1.97		1.97		1.33	N/A		N/A	32
2011	10.18	.12	(.59)	(.47)	.17	—	.17	9.54	(4.70)	128	1.88		1.88		1.20	N/A		N/A	30
2012	9.54	.10	2.20	2.30	.16	—	.16	11.68	24.34	166	1.82		1.82		.86	N/A		N/A	41
2013(b)	11.68	.01	1.12	1.13	—	—	—	12.81	9.67 †	197	1.74	††	1.74	††	.10 ††	N/A		N/A	17
Class B
2008	13.07	(.02)	(3.40)	(3.42)	—	.32	.32	9.33	(26.91)	4	2.65		2.65		(.50)	2.64		(.50)	122
2009	9.33	.22	(.72)	(.50)	.12	—	.12	8.71	(5.19)	3	2.90		2.90		.46	N/A		N/A	60
2010	8.71	.08	1.12	1.20	—	—	—	9.91	13.78	4	2.67		2.67		.59	N/A		N/A	32
2011	9.91	.01	(.52)	(.51)	.16	—	.16	9.24	(5.30)	3	2.58		2.58		.30	N/A		N/A	30
2012	9.24	(.04)	2.19	2.15	.14	—	.14	11.25	23.50	3	2.52		2.52		(.02)	N/A		N/A	41
2013(b)	11.25	(.05)	1.10	1.05	—	—	—	12.30	9.33 †	4	2.44	††	2.44	††	(.64 )††	N/A		N/A	17

*	Calculated without sales charges.
**	Net of expenses waived or assumed by FIMCO (Note 3).
(a)	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1G).
(b)	For the period October 1, 2012 to March 31, 2013
(c)	Prior to September 4, 2012, known as Value Fund.
(d)	Prior to January 31, 2008, known as Mid-Cap Opportunity Fund.
†	Not annualized
††	Annualized

146	See notes to financial statements	147

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Income Funds and First Investors Equity Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the Cash Management Fund, Government Fund, Investment Grade Fund, International Opportunities Bond Fund and Fund For Income (each a series of First Investors Income Funds), and the Total Return Fund, Equity Income Fund, Growth & Income Fund, Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund, and International Fund (each a series of First Investors Equity Funds), as of March 31, 2013, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

148

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Fund, Government Fund, Investment Grade Fund, International Opportunities Bond Fund, Fund For Income, Total Return Fund, Equity Income Fund, Growth & Income Fund, Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund and International Fund, as of March 31, 2013, and the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
May 28, 2013

149

Board Considerations of Advisory Contracts and Fees
(unaudited)
STRATEGIC INCOME FUND

Consideration of the Investment Advisory Agreement with First Investors Management Company, Inc. with respect to the First Investors Strategic Income Fund

At the December 13, 2012 meeting (the “Meeting”) of the Board of Trustees (the “Board”) of the First Investors Income Funds (the “Trust”), the Board, including a majority of the Independent Trustees, discussed and approved, for the new First Investors Strategic Income Fund (the “New Fund”), the investment advisory agreement (the “Advisory Agreement”) with First Investors Management Company, Inc. (“FIMCO”).

The Trustees were provided with detailed materials relating to the New Fund in advance of and at the Meeting. The material factors and conclusions that formed the basis for the approval of the New Fund’s Advisory Agreement are discussed below. In addition, the Trustees met in person with FIMCO, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to receive information on, and discuss the approval of, the New Fund’s Advisory Agreement.

In making their determinations, the Trustees took into account management style, investment strategies, investment philosophy and process, FIMCO’s past performance in managing other bond-focused funds and FIMCO’s personnel that would be serving the Fund. In evaluating the New Fund’s Advisory Agreement, the Trustees also reviewed information provided by FIMCO, including the terms of the Advisory Agreement and information regarding fee arrangements, including the structure of the advisory fees, the method of computing fees, and the frequency of payment of fees. The Trustees also reviewed information comparing the New Fund’s advisory fee and total expenses with a peer group of other similar funds.

* * *

150

After extensive discussion and consideration among themselves, and with FIMCO, Trust counsel and Independent Legal Counsel, including during an executive session with Independent Legal Counsel held the previous day, the Trustees concluded the following with respect to the New Fund:

• The nature and extent of the investment advisory services to be provided to the New Fund by FIMCO were consistent with the terms of the Advisory Agreement.

• The prospects for satisfactory investment performance of the New Fund were reasonable;

• Although the advisory fee schedule included no breakpoints in its schedule, the Trustees concluded that the flat advisory fee was set low from date of initial launch; and

• The cost of services to be provided by FIMCO to the New Fund and the profits to be realized by FIMCO and its affiliates from their relationship with the New Fund would be assessed after a reasonable period of New Fund operations.

* * *

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, concluded that the approval of the New Fund’s Advisory Agreement was in the best interests of the New Fund and its shareholders and unanimously approved such Agreement.

151

FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

Trustees

Susan E. Artmann*

Mary J. Barneby*

Charles R. Barton, III

Stefan L. Geiringer**

Robert M. Grohol***

Arthur M. Scutro, Jr.

Mark R. Ward

Officers

Derek Burke
President

Marc S. Milgram
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Mary C. Carty
Secretary

Carol Lerner Brown
Assistant Secretary

* Since 11/1/12
** Resigned effective 4/10/13
*** Retired effective 12/31/12

152

Shareholder Information

Investment Adviser	Underwriter
First Investors Management	First Investors Corporation
Company, Inc.	55 Broadway
55 Broadway	New York, NY 10006
New York, NY 10006

Subadviser	Custodian
(International Opportunities Bond Fund)	(Income Funds except International
Brandywine Global Investment	Opportunities Bond Fund)
Management, LLC	The Bank of New York Mellon
2929 Arch Street	One Wall Street
Philadelphia, PA 19104	New York, NY 10286

Subadviser	Custodian
(Fund For Income)	(International Opportunities Bond Fund and
Muzinich & Co., Inc.	the Equity Funds)
450 Park Avenue	Brown Brothers Harriman & Co.
New York, NY 10022	40 Water Street
Boston, MA 02109

Subadviser	Transfer Agent
(Global Fund)	Administrative Data Management Corp.
Wellington Management Company, LLP	Raritan Plaza I — 8th Floor
280 Congress Street	Edison, NJ 08837-3620
Boston, MA 02210

Subadviser	Independent Registered Public
(Select Growth Fund)	Accounting Firm
Smith Asset Management Group, L.P.	Tait, Weller & Baker LLP
100 Crescent Court	1818 Market Street
Dallas, TX 75201	Philadelphia, PA 19103

Subadviser	Legal Counsel
(Special Situations Fund)	K&L Gates LLP
Paradigm Capital Management, Inc.	1601 K Street, N.W.
Nine Elk Street	Washington, D.C. 20006
Albany, NY 12207

Subadviser
(International Fund)
Vontobel Asset Management, Inc.
1540 Broadway
New York, NY 10036

153

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 1-800-423-4026.

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First Investors

55 Broadway
New York, NY 10006

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IESAR

Item 2. Code of Ethics

Not applicable

Item 3. Audit Committee Financial Expert

Not applicable

Item 4. Principal Accountant Fees and Services

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies & Procedures for Closed-End Management Investment Companies

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics - Not applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

By	/S/ DEREK BURKE
Derek Burke
President and Principal Executive Officer

Date:	May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ DEREK BURKE
Derek Burke
President and Principal Executive Officer

By	/S/ JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	May 28, 2013